UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Portfolio Class I - IBPIX

Voya Balanced Portfolio Class S - IBPSX

Voya Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IBPIX

This semi-annual shareholder report contains important information about Voya Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.69%

Fund Statistics

  Total Net Assets$309,395,649
  # of Portfolio Holdings909
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	20.5%
Voya Short Term Bond Fund - Class R6	7.2%
United States Treasury Notes, 4.500%, 05/31/29	2.5%
United States Treasury Notes, 4.375%, 05/15/34	2.2%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Small Company Fund - Class R6	2.0%
NVIDIA Corp.	1.7%
Microsoft Corp.	1.7%
Apple, Inc.	1.6%

Investment Type Allocation

Common Stock
36.2%
Mutual Funds
32.1%
U.S. Treasury Obligations
9.1%
Exchange-Traded Funds
4.2%
Asset-Backed Securities
4.0%
Commercial Mortgage-Backed Securities
3.1%
Collateralized Mortgage Obligations
1.1%
U.S. Government Agency Obligations
0.3%
Corporate Bonds/Notes
0.3%
Sovereign Bonds
0.1%
Preferred Stock
0.0%
Assets in Excess of Other Liabilities
1.7%
0%
10%
20%
30%
40%

Value	Value
Assets in Excess of Other Liabilities	1.7%
Preferred Stock	0.0%
Sovereign Bonds	0.1%
Corporate Bonds/Notes	0.3%
U.S. Government Agency Obligations	0.3%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.0%
Exchange-Traded Funds	4.2%
U.S. Treasury Obligations	9.1%
Mutual Funds	32.1%
Common Stock	36.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Portfolio

Class I: IBPIX

92914M103-SAR

Voya Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IBPSX

This semi-annual shareholder report contains important information about Voya Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$48	0.94%

Fund Statistics

  Total Net Assets$309,395,649
  # of Portfolio Holdings909
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	20.5%
Voya Short Term Bond Fund - Class R6	7.2%
United States Treasury Notes, 4.500%, 05/31/29	2.5%
United States Treasury Notes, 4.375%, 05/15/34	2.2%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Small Company Fund - Class R6	2.0%
NVIDIA Corp.	1.7%
Microsoft Corp.	1.7%
Apple, Inc.	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.7%
Preferred Stock	0.0%
Sovereign Bonds	0.1%
Corporate Bonds/Notes	0.3%
U.S. Government Agency Obligations	0.3%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.0%
Exchange-Traded Funds	4.2%
U.S. Treasury Obligations	9.1%
Mutual Funds	32.1%
Common Stock	36.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Portfolio

Class S: IBPSX

92914M202-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Balanced Portfolio
■	Voya Global High Dividend Low Volatility Portfolio
■	Voya Government Money Market Portfolio
■	Voya Growth and Income Portfolio
■	Voya Intermediate Bond Portfolio
■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

[This Page Intentionally Left Blank]

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$180,712,714	$472,134,725	$–
Investments in affiliates at fair value**	99,208,387	–	–
Short-term investments at fair value†	24,243,707	7,595,365	–
Short-term investments at amortized cost	–	–	618,382,825
Repurchase agreements	–	–	188,349,000
Cash	254,627	150,576	38,620
Cash collateral for futures contracts	775,101	–	–
Cash pledged for centrally cleared swaps (Note 2)	300,000	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	1,600	–	–
Foreign currencies at value‡	15,297	–	–
Receivables:
Investment securities and currencies sold	30,388,801	6,356,334	84,268,335
Fund shares sold	141	68,819	771,611
Dividends	89,470	939,551	–
Interest	559,345	827	2,327,756
Foreign tax reclaims	97,512	1,075,700	–
Variation margin on centrally cleared swaps	3,245	–	–
Unrealized appreciation on forward foreign currency contracts	53	–	–
Unrealized appreciation on forward premium swaptions	49,060	–	–
Prepaid expenses	1,277	2,161	2,407
Reimbursement due from Investment Adviser	209,370	13,788	–
Other assets	46,977	56,568	112,130
Total assets	336,956,684	488,394,414	894,252,684

LIABILITIES:
Income distribution payable	–	–	3,393,750
Payable for investment securities and currencies purchased	26,555,266	1,105,217	57,499,054
Payable for fund shares redeemed	369,333	260,623	10,801
Payable upon receipt of securities loaned	–	7,531,365	–
Unrealized depreciation on forward foreign currency contracts	225	–	–
Unrealized depreciation on forward premium swaptions	3,111	–	–
Unrealized depreciation on OTC swap agreements	8,021	–	–
Variation margin payable on futures contracts	147,550	–	–
Payable for investment management fees	151,612	219,834	206,894
Payable for distribution and shareholder service fees	371	75,295	–
Payable to custodian due to foreign currency overdraft§	–	103,963	–
Payable to directors/ trustees under the deferred compensation plan (Note 6)	46,977	56,568	112,130
Payable for directors/ trustees fees	221	556	693
Payable for borrowings against line of credit (Note 9)	–	4,984,000	–
Payable for shareholder notification costs (Note 6)	120,576	–	–
Other accrued expenses and liabilities	153,870	92,446	140,870
Written options, at fair value^	3,902	–	–
Total liabilities	27,561,035	14,429,867	61,364,192
NET ASSETS	$309,395,649	$473,964,547	$832,888,492

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

		Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$269,170,749	$412,561,412	$833,013,593
Total distributable earnings (loss)		40,224,900	61,403,135	(125,101)
NET ASSETS		$309,395,649	$473,964,547	$832,888,492
+	Including securities loaned at value	$—	$7,124,771	$—
*	Cost of investments in securities	$157,005,769	$435,019,616	$—
**	Cost of investments in affiliates	$85,948,981	$—	$—
†	Cost of short-term investments	$24,253,121	$7,595,365	$—
‡	Cost of foreign currencies	$17,175	$—	$—
§	Cost of foreign currency overdraft	$—	$103,970	$—
^	Premiums received on written options	$4,738	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$12,255,732	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,076,598	n/a
Net asset value and redemption price per share	n/a	$11.38	n/a

Class I
Net assets	$307,579,040	$124,180,827	$832,888,492
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	20,462,673	10,918,535	832,913,549
Net asset value and redemption price per share	$15.03	$11.37	$1.00

Class S
Net assets	$1,816,609	$337,294,797	n/a
Shares authorized	500,000,000	300,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	121,335	29,505,187	n/a
Net asset value and redemption price per share	$14.97	$11.43	n/a

Class S2
Net assets	n/a	$233,191	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	20,723	n/a
Net asset value and redemption price per share	n/a	$11.25	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio

ASSETS:
Investments in securities at fair value+*	$2,343,876,906	$1,829,456,867	$279,229,426
Investments in affiliates at fair value**	–	318,008,990	–
Short-term investments at fair value†	34,979,211	149,674,677	7,100,132
Cash	1,848,701	3,775,912	–
Cash collateral for futures contracts	–	8,816,145	–
Cash pledged for centrally cleared swaps (Note 2)	–	5,566,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	–	10,610	–
Foreign currencies at value‡	–	202,202	–
Receivables:
Investment securities sold	63,258,812	73,916,235	4,058,029
Investment securities sold on a delayed-delivery or when-issued basis	–	28,152,797	–
Fund shares sold	8,857	9,059,917	82,240
Dividends	1,144,085	10,070	535,950
Interest	415	14,531,901	–
Foreign tax reclaims	38,583	–	11,849
Variation margin on centrally cleared swaps	–	134,603	–
Unrealized appreciation on forward foreign currency contracts	–	1,492	–
Unrealized appreciation on forward premium swaptions	–	1,243,795	–
Prepaid expenses	7,921	10,300	1,281
Reimbursement due from Investment Adviser	41,603	96,147	1,016
Other assets	250,801	350,626	44,944
Total assets	2,445,455,895	2,443,019,286	291,064,867

LIABILITIES:
Income distribution payable	–	8,209,376	–
Payable for investment securities purchased	76,602,089	27,376,642	2,708,049
Payable for investment securities purchased on a delayed-delivery or when-issued basis	–	108,072,042	–
Payable for fund shares redeemed	439,344	300,508	26,194
Payable upon receipt of securities loaned	16,106,211	30,483,623	7,100,132
Unrealized depreciation on forward foreign currency contracts	–	6,385	–
Unrealized depreciation on forward premium swaptions	–	77,481	–
Unrealized depreciation on OTC swap agreements	–	196,679	–
Variation margin payable on futures contracts	–	2,171,337	–
Cash received as collateral for OTC derivatives (Note 2)	–	1,300,000	–
Payable for investment management fees	1,150,139	918,979	169,912
Payable for distribution and shareholder service fees	39,848	358,641	15,446
Payable to custodian due to bank overdraft	–	–	52,406
Payable to directors/ trustees under the deferred compensation plan (Note 6)	250,801	350,626	44,944
Payable for directors/ trustees fees	2,110	2,625	850
Other accrued expenses and liabilities	682,407	439,669	108,119
Written options, at fair value^	–	939,097	–
Total liabilities	95,272,949	181,203,710	10,226,052
NET ASSETS	$2,350,182,946	$2,261,815,576	$280,838,815

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

		Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,693,436,019	$2,742,010,073	$286,470,479
Total distributable earnings (loss)		656,746,927	(480,194,497)	(5,631,664)
NET ASSETS		$2,350,182,946	$2,261,815,576	$280,838,815
+	Including securities loaned at value	$15,719,663	$29,699,472	$6,655,515
*	Cost of investments in securities	$1,873,662,877	$1,917,860,740	$276,632,414
**	Cost of investments in affiliates	$—	$314,701,820	$—
†	Cost of short-term investments	$34,979,211	$149,725,676	$7,100,132
‡	Cost of foreign currencies	$—	$202,249	$—
^	Premiums received on written options	$—	$971,844	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$91,365,361	$186,234,349	$8,622,049
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,389,126	17,493,041	672,100
Net asset value and redemption price per share	$20.82	$10.65	$12.83

Class I
Net assets	$2,228,487,244	$656,568,866	$206,752,069
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	102,109,127	60,999,734	14,443,917
Net asset value and redemption price per share	$21.82	$10.76	$14.31

Class R6
Net assets	n/a	n/a	$7,696,380
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	536,883
Net asset value and redemption price per share	n/a	n/a	$14.34

Class S
Net assets	$29,699,393	$1,411,041,549	$57,768,317
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,422,827	132,008,982	4,244,286
Net asset value and redemption price per share	$20.87	$10.69	$13.61

Class S2
Net assets	$630,948	$7,970,812	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	31,368	748,630	n/a
Net asset value and redemption price per share	$20.11	$10.65	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,220,976	$8,539,208	$35,416
Dividends from affiliated underlying funds	668,484	—	—
Interest, net of foreign taxes withheld*	1,998,891	2,283	21,597,866
Securities lending income, net	29,301	32,516	—
Other	956	1,533	2,516
Total investment income	3,918,608	8,575,540	21,635,798

EXPENSES:
Investment management fees	915,181	1,361,546	1,409,808
Distribution and shareholder service fees:
Class ADV	—	28,034	—
Class S(1)	2,219	437,188	28
Class S2	—	469	—
Class T(2)	—	4,756	—
Transfer agent fees:
Class ADV	—	3,276	—
Class I	135,868	36,159	293,408
Class S(1)	794	102,127	9
Class S2	—	68	—
Class T(2)	—	369	—
Shareholder reporting expense	10,632	12,507	12,198
Registration fees	—	—	2,506
Professional fees	15,968	17,805	22,592
Custody and accounting expense	63,580	33,998	17,550
Shareholder notification costs (Note 6)	191,200	—	—
Directors/ trustees fees	4,416	7,583	9,254
Licensing fee (Note 7)	9,363	—	—
Miscellaneous expense	9,682	15,128	14,784
Interest expense	98	3,156	—
Total expenses	1,359,001	2,064,169	1,782,137
Waived and reimbursed fees	(302,151)	(127,633)	(181,272)
Net expenses	1,056,850	1,936,536	1,600,865
Net investment income	2,861,758	6,639,004	20,034,933
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,515,293	19,702,606	(43,417)
Sale of affiliated underlying funds	737,750	—	—
Forward foreign currency contracts	(498)	—	—
Foreign currency related transactions	(2,306)	(72,034)	—
Futures	(63,119)	—	—
Swaps	(98,248)	—	—
Written options	75,911	—	—
Net realized gain (loss)	3,164,783	19,630,572	(43,417)
Net change in unrealized appreciation (depreciation) on:
Investments	8,209,582	466,683	—
Affiliated underlying funds	7,707,070	—	—
Forward foreign currency contracts	(516)	—	—
Foreign currency related transactions	(4,167)	(26,275)	—
Futures	(504,550)	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Swaps	(9,243)	—	—
Written options	5,314	—	—
Net change in unrealized appreciation (depreciation)	15,403,490	440,408	—
Net realized and unrealized gain (loss)	18,568,273	20,070,980	(43,417)
Increase in net assets resulting from operations	$21,430,031	$26,709,984	$19,991,516
* Foreign taxes withheld	$50,448	$420,993	$—

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.
(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,865,691	$82,912	$2,903,735
Dividends from affiliated underlying funds	—	10,200,665	—
Interest, net of foreign taxes withheld*	24,340	45,326,606	—
Securities lending income, net	25,387	369,392	73,066
Other	6,542	7,090	907
Total investment income	17,921,960	55,986,665	2,977,708

EXPENSES:
Investment management fees	6,464,890	5,568,461	1,075,751
Distribution and shareholder service fees:
Class ADV	221,837	467,744	21,243
Class S	38,367	1,704,871	75,231
Class S2	1,199	15,826	—
Transfer agent fees:
Class ADV	32,476	51,189	5,840
Class I	744,771	182,913	144,776
Class R6	—	—	4
Class S	11,233	373,129	41,366
Class S2	219	2,165	—
Shareholder reporting expense	38,220	28,851	8,262
Professional fees	52,234	75,314	10,739
Custody and accounting expense	88,452	184,475	26,764
Directors/ trustees fees	23,660	35,814	4,970
Miscellaneous expense	37,268	52,535	9,976
Interest expense	6,257	—	899
Total expenses	7,761,083	8,743,287	1,425,821
Waived and reimbursed fees	(272,570)	(620,082)	(93,156)
Net expenses	7,488,513	8,123,205	1,332,665
Net investment income	10,433,447	47,863,460	1,645,043
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	186,588,591	(9,098,752)	12,338,234
Sale of affiliated underlying funds	—	951,767	—
Forward foreign currency contracts	—	(15,109)	—
Foreign currency related transactions	—	13,998	45
Futures	—	79,799	—
Swaps	—	(4,547,447)	—
Written options	—	2,106,478	—
Net realized gain (loss)	186,588,591	(10,509,266)	12,338,279
Net change in unrealized appreciation (depreciation) on:
Investments	73,588,770	(21,017,349)	(17,985,788)
Affiliated underlying funds	—	398,829	—
Forward foreign currency contracts	—	(14,687)	—
Foreign currency related transactions	(54)	22,862	(161)
Futures	—	(7,249,602)	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Swaps	—	180,120	—
Written options	—	180,985	—
Net change in unrealized appreciation (depreciation)	73,588,716	(27,498,842)	(17,985,949)
Net realized and unrealized gain (loss)	260,177,307	(38,008,108)	(5,647,670)
Increase (decrease) in net assets resulting from operations	$270,610,754	$9,855,352	$(4,002,627)
* Foreign taxes withheld	$82,364	$3,535	$16,488

See Accompanying Notes to Financial Statements

Statements Of Changes in net Assets

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,861,758	$6,256,036	$6,639,004	$14,022,998
Net realized gain	3,164,783	8,083,286	19,630,572	8,261,340
Net change in unrealized appreciation (depreciation)	15,403,490	29,574,597	440,408	7,774,399
Increase in net assets resulting from operations	21,430,031	43,913,919	26,709,984	30,058,737

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(239,263)	(628,649)
Class I	(15,964,580)	(6,549,871)	(2,632,438)	(7,821,746)
Class S	(89,550)	(34,101)	(7,143,670)	(22,181,478)
Class S2	—	—	(4,833)	(13,371)
Class T(1)	—	—	(6,126)	(132,365)
Total distributions	(16,054,130)	(6,583,972)	(10,026,330)	(30,777,609)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,429,496	3,258,365	5,753,287	6,090,929
Reinvestment of distributions	16,054,130	6,583,972	10,026,330	30,777,609
	19,483,626	9,842,337	15,779,617	36,868,538
Cost of shares redeemed	(20,489,491)	(34,104,845)	(44,981,285)	(82,358,673)
Net decrease in net assets resulting from capital share transactions	(1,005,865)	(24,262,508)	(29,201,668)	(45,490,135)
Net increase (decrease) in net assets	4,370,036	13,067,439	(12,518,014)	(46,209,007)

NET ASSETS:
Beginning of year or period	305,025,613	291,958,174	486,482,561	532,691,568
End of year or period	$309,395,649	$305,025,613	$473,964,547	$486,482,561

(1)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

Statements Of Changes in net Assets

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$20,034,933	$29,047,186	$10,433,447	$19,975,610
Net realized gain (loss)	(43,417)	46,211	186,588,591	195,064,515
Net change in unrealized appreciation (depreciation)	—	—	73,588,716	238,557,183
Increase in net assets resulting from operations	19,991,516	29,093,397	270,610,754	453,597,308

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(1,087,142)	(7,985,344)
Class I	(20,033,669)	(29,043,782)	(25,308,979)	(180,665,369)
Class S(1)	(549)	(3,404)	(349,032)	(2,864,812)
Class S2	—	—	(7,674)	(54,676)
Total distributions	(20,034,218)	(29,047,186)	(26,752,827)	(191,570,201)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,715,779	312,212,531	267,393,322	15,241,028
Reinvestment of distributions	16,639,920	29,047,175	26,722,109	191,309,903
	114,355,699	341,259,706	294,115,431	206,550,931
Cost of shares redeemed	(72,048,723)	(73,858,949)	(192,537,423)	(215,177,355)
Net increase (decrease) in net assets resulting from capital share transactions	42,306,976	267,400,757	101,578,008	(8,626,424)
Net increase in net assets	42,264,274	267,446,968	345,435,935	253,400,683

NET ASSETS:
Beginning of year or period	790,624,218	523,177,250	2,004,747,011	1,751,346,328
End of year or period	$832,888,492	$790,624,218	$2,350,182,946	$2,004,747,011

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

Statements Of Changes in net Assets

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$47,863,460	$93,668,620	$1,645,043	$2,285,317
Net realized gain (loss)	(10,509,266)	(167,701,072)	12,338,279	17,560,323
Net change in unrealized appreciation (depreciation)	(27,498,842)	232,307,993	(17,985,949)	28,858,545
Increase (decrease) in net assets resulting from operations	9,855,352	158,275,541	(4,002,627)	48,704,185

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,715,970)	(7,128,793)	(345,296)	(4,770)
Class I	(14,952,246)	(29,314,154)	(8,310,232)	(1,010,099)
Class R6	—	—	(312,443)	(24,562)
Class S	(28,822,663)	(55,309,491)	(2,352,814)	(127,469)
Class S2	(161,148)	(288,062)	—	—
Total distributions	(47,652,027)	(92,040,500)	(11,320,785)	(1,166,900)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,789,616	55,574,940	6,183,526	12,322,525
Reinvestment of distributions	47,650,513	92,036,551	11,320,785	1,166,900
	140,440,129	147,611,491	17,504,311	13,489,425
Cost of shares redeemed	(156,625,769)	(318,950,203)	(24,956,596)	(59,371,276)
Net decrease in net assets resulting from capital share transactions	(16,185,640)	(171,338,712)	(7,452,285)	(45,881,851)
Net increase (decrease) in net assets	(53,982,315)	(105,103,671)	(22,775,697)	1,655,434

NET ASSETS:
Beginning of year or period	2,315,797,891	2,420,901,562	303,614,512	301,959,078
End of year or period	$2,261,815,576	$2,315,797,891	$280,838,815	$303,614,512

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Balanced Portfolio
Class I
06-30-24+	14.79	0.14	•	0.91	1.05	0.32	0.49	—	0.81	—	15.03	7.23	0.89	0.69	0.69	1.88	307,579	48
12-31-23	13.05	0.29	•	1.76	2.05	0.25	0.06	—	0.31	—	14.79	15.92	0.78	0.69	0.69	2.12	303,166	136
12-31-22	18.43	0.24	•	(3.36)	(3.12)	0.28	1.98	—	2.26	—	13.05	(17.24)	0.75	0.69	0.69	1.66	289,995	147
12-31-21	16.43	0.25	•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29		1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33	•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
Class S
06-30-24+	14.72	0.12	•	0.90	1.02	0.28	0.49	—	0.77	—	14.97	7.06	1.14	0.94	0.94	1.63	1,817	48
12-31-23	12.97	0.25	•	1.76	2.01	0.20	0.06	—	0.26	—	14.72	15.71	1.03	0.94	0.94	1.85	1,860	136
12-31-22	18.32	0.20	•	(3.34)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	1.00	0.94	0.94	1.40	1,963	147
12-31-21	16.34	0.20	•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23	•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29	•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-24+	11.01	0.14	•	0.45	0.59	0.03	0.19	—	0.22	—	11.38	5.42	1.15	1.10	1.10	2.47	12,256	35
12-31-23	11.01	0.27	•	0.37	0.64	0.27	0.37	—	0.64	—	11.01	6.18	1.16	1.10	1.10	2.54	10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24	0.39	—	0.63	—	11.01	(5.38)	1.15	1.10	1.10	2.23	11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25		1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
Class I
06-30-24+	10.99	0.17	•	0.45	0.62	0.05	0.19	—	0.24	—	11.37	5.65	0.65	0.60	0.60	2.93	124,181	35
12-31-23	10.99	0.32	•	0.37	0.69	0.32	0.37	—	0.69	—	10.99	6.74	0.66	0.60	0.60	3.04	122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30	0.39	—	0.69	—	10.99	(4.90)	0.65	0.60	0.60	2.73	125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30		1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
Class S
06-30-24+	11.05	0.15	•	0.46	0.61	0.04	0.19	—	0.23	—	11.43	5.56	0.90	0.85	0.85	2.67	337,295	35
12-31-23	11.05	0.30	•	0.36	0.66	0.29	0.37	—	0.66	—	11.05	6.43	0.91	0.85	0.85	2.78	351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27	0.39	—	0.66	—	11.05	(5.11)	0.90	0.85	0.85	2.48	392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27		1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
Class S2
06-30-24+	10.89	0.14	•	0.45	0.59	0.04	0.19	—	0.23	—	11.25	5.42	1.05	1.00	1.00	2.53	233	35
12-31-23	10.89	0.28	•	0.37	0.65	0.28	0.37	—	0.65	—	10.89	6.37	1.06	1.00	1.00	2.64	229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25	0.39	—	0.64	—	10.89	(5.33)	1.05	1.00	1.00	2.34	223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26	•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
Voya Government Money Market Portfolio
Class I
06-30-24+	1.00	0.02	•	—	0.02	0.02	—	—	0.02	—	1.00	2.50	0.44	0.40	0.40	4.97	832,888	—
12-31-23	1.00	0.05	•	—	0.05	0.05	—	—	0.05	—	1.00	4.77	0.48	0.43	0.43	4.72	789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01	—	—	0.01	—	1.00	1.39	0.50	0.35	0.35	1.43	523,130	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Government Money Market Portfolio (continued)
Class I (continued)
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
12-31-19	1.00	0.02		0.00 *	0.02	0.02		0.00	*	—	0.02		—	1.00	1.96	0.39	0.34	0.34	1.86		469,271	—
Voya Growth and Income Portfolio
Class ADV
06-30-24+	18.60	0.05	•	2.42	2.47	—		0.25		—	0.25		—	20.82	13.29	1.20	1.12	1.12	0.53		91,365	57
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
12-31-19	24.42	0.35		6.42	6.77	0.35		2.91		—	3.26		—	27.93	28.29	1.13	1.03	1.03	1.17		896,424	69
Class I
06-30-24+	19.45	0.10	•	2.52	2.62	—		0.25		—	0.25		—	21.82	13.49	0.70	0.67	0.67	0.99		2,228,487	57
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39		2.86		—	3.25		—	29.90	17.26	0.67	0.62	0.62	1.35		1,845,796	92
12-31-19	24.81	0.48		6.54	7.02	0.48		2.91		—	3.39		—	28.44	28.88	0.63	0.58	0.58	1.62		1,798,927	69
Class S
06-30-24+	18.63	0.07	•	2.42	2.49	—		0.25		—	0.25		—	20.87	13.38	0.95	0.92	0.92	0.73		29,699	57
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99		—	18.63	27.06	0.94	0.92	0.92	0.84		29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18		2.73		—	2.91		—	16.23	(14.96)	0.93	0.91	0.91	0.84		32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27		14.87		—	15.14		—	22.54	28.72	0.91	0.86	0.86	0.59		42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32		2.86		—	3.18		—	29.32	16.93	0.92	0.87	0.87	1.10		482,532	92
12-31-19	24.44	0.41		6.42	6.83	0.40		2.91		—	3.31		—	27.96	28.55	0.88	0.83	0.83	1.37		479,676	69
Class S2
06-30-24+	17.98	0.06	•	2.32	2.38	—		0.25		—	0.25		—	20.11	13.25	1.10	1.07	1.07	0.58		631	57
12-31-23	15.74	0.12	•	4.11	4.23	0.17		1.82		—	1.99		—	17.98	26.90	1.09	1.07	1.07	0.69		549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16		2.73		—	2.89		—	15.74	(15.08)	1.08	1.06	1.06	0.69		413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22		14.87		—	15.09		—	21.97	28.52	1.06	1.01	1.01	0.46		488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29		2.86		—	3.15		—	28.88	16.81	1.07	1.02	1.02	0.95		367	92
12-31-19	24.13	0.47		6.22	6.69	0.32		2.91		—	3.23		—	27.59	28.33	1.03	0.98	0.98	1.23		294	69
Voya Intermediate Bond Portfolio
Class ADV
06-30-24+	10.82	0.21	•	(0.17)	0.04	0.21		—		—	0.21		—	10.65	0.39	1.09	1.03	1.03	3.99		186,234	72
12-31-23	10.51	0.39	•	0.31	0.70	0.39		—		—	0.39		—	10.82	6.78	1.09	1.03	1.03	3.71		193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29		—		—	0.29		—	10.51	(14.90)	1.08	1.03	1.03	2.51		203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33		—	12.68	(1.42)	1.07	1.03	1.03	2.01		284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38		0.30		—	0.68		—	13.19	7.32	1.08	1.03	1.03	2.40		312,654	99
12-31-19	12.20	0.37		0.76	1.13	0.37		0.02		—	0.39		—	12.94	9.29	1.03	1.03	1.03	2.88		291,207	149
Class I
06-30-24+	10.94	0.24	•	(0.18)	0.06	0.24		—		—	0.24		—	10.76	0.57	0.59	0.53	0.53	4.49		656,569	72
12-31-23	10.63	0.45	•	0.30	0.75	0.44		—		—	0.44		—	10.94	7.28	0.59	0.53	0.53	4.21		712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35		—		—	0.35		—	10.63	(14.44)	0.58	0.53	0.53	3.02		727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39		—	12.82	(0.88)	0.57	0.53	0.53	2.51		976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45		0.30		—	0.75		—	13.33	7.81	0.58	0.53	0.53	2.89		1,108,593	99
12-31-19	12.33	0.44		0.77	1.21	0.44		0.02		—	0.46		—	13.08	9.85	0.53	0.53	0.53	3.38		1,023,645	149
Class S
06-30-24+	10.87	0.23	•	(0.19)	0.04	0.22		—		—	0.22		—	10.69	0.43	0.84	0.78	0.78	4.24		1,411,042	72

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Intermediate Bond Portfolio (continued)
Class S (continued)
12-31-23	10.56	0.42	•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42		0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40		0.76	1.16	0.40		0.02		—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
Class S2
06-30-24+	10.82	0.22	•	(0.17)	0.05	0.22		—		—	0.22	—	10.65	0.44	0.99	0.93	0.93	4.09	7,971	72
12-31-23	10.51	0.40	•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40		0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38		0.76	1.14	0.38		0.02		—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
Voya Small Company Portfolio
Class ADV
06-30-24+	13.56	0.05	•	(0.70)	(0.65)	0.08		—		—	0.08	—	12.83	(1.52)	1.43	1.36	1.36	0.73	8,622	86
12-31-23	11.56	0.04	•	1.97	2.01	0.01		—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—		4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—		0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01		0.27		—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)		3.55	3.54	0.00	*	2.49		—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
Class I
06-30-24+	15.09	0.09	•	(0.73)	(0.64)	0.14		—		—	0.14	—	14.31	(1.31)	0.93	0.86	0.86	1.21	206,752	86
12-31-23	12.85	0.11	•	2.19	2.30	0.06		—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—		4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03		0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09		0.27		—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07	•	3.78	3.85	0.07		2.49		—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
Class R6
06-30-24+	15.11	0.10	•	(0.72)	(0.62)	0.15		—		—	0.15	—	14.34	(1.17)	0.79	0.79	0.79	1.33	7,696	86
12-31-23	12.87	0.12	•	2.19	2.31	0.07		—		—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—		4.77		—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03		0.08		—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09		0.27		—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09	•	3.76	3.85	0.07		2.49		—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
Class S
06-30-24+	14.36	0.07	•	(0.72)	(0.65)	0.10		—		—	0.10	—	13.61	(1.40)	1.18	1.11	1.11	0.96	57,768	86
12-31-23	12.23	0.08	•	2.08	2.16	0.03		—		—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—		4.77		—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—		0.08		—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05		0.27		—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03		3.66	3.69	0.02		2.49		—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $49,141 and $1,717,303, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options, forward premium swaptions and open forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, Intermediate Bond received $1,300,000 from certain counterparties. There was no cash collateral received by Balanced at June 30, 2024.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Balanced and Intermediate Bond had a liability position of $11,357 and $1,124,923, respectively, on forward premium swaptions, forward foreign currency contracts, volatility swaps and OTC written options. If a contingent feature would have been triggered as of June 30, 2024, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2024, Balanced and Intermediate Bond pledged $1,600 and $10,610, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Balanced	$17,621	$17,644
Intermediate Bond	498,770	500,516

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2024.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$27,917,409	$3,667,621
Intermediate Bond	331,700,966	123,561,466

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2024.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $210,000 and $6,000,500 respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,365,583 and $59,881,320, respectively, to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written forward premium swaptions with an average notional value of $1,164,310 and $30,847,691, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased interest swaptions to manage its duration strategy. Balanced and Intermediate Bond had average notional values of $2,007,000 and $76,864,234, respectively, on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $8,077,000 and $216,376,268, respectively, on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased exchange-traded options to manage its duration strategy. Balanced and Intermediate Bond had average notional values of $5,694,967 and $138,232,369, respectively, on purchased exchange-traded options. Please refer to the tables within the Portfolio of Investments for open purchased exchange-traded options at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written exchange-traded options to generate income. Balanced and Intermediate Bond had average notional values of $5,694,967 and $138,232,369, respectively, on written exchange-traded options. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at June 30, 2024.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2024.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2024, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A  Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2024, Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the period ended June 30, 2024, Intermediate Bond had an average notional amount of $73,208,610, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2024, Balanced and Intermediate Bond had average notional amounts of $2,265,330 and $66,416,772, respectively, on Long interest rate swaps.

For the period ended June 30, 2024, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2024, Balanced and Intermediate Bond had average

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

notional amounts of $8,090,450 and $226,351,800, respectively, on Short interest rate swaps.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2024.

At June 30, 2024, Balanced and Intermediate Bond had pledged $300,000 and $5,566,000, respectively, in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/ or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. During the period ended June 30, 2024, Balanced and Intermediate Bond had an average notional amount of $15,000 and $370,000 respectively, on foreign currency volatility swaps (receiver). Please refer to the tables within the Portfolio of Investments for open foreign currency volatility swaps at June 30, 2024.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$70,147,225	$101,366,467
Global High Dividend Low Volatility	171,739,162	203,581,244
Growth and Income	1,230,904,098	1,149,600,148
Intermediate Bond	675,315,172	584,784,330
Small Company	248,110,327	265,790,252

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$74,210,194	$80,097,480
Intermediate Bond	913,846,110	1,064,851,013

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

(1)	The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. Government Money Market’s Class S shares were fully redeemed on close of business May 1, 2024.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2024, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Government
Money
Market	$1,489,357	$—	$—	$1,489,357

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2024, Balanced incurred $191,200 of shareholder notification costs associated with the Portfolio’s merger with and into Voya Balanced Income Portfolio (which is not included in this report).The Investment Adviser or an affiliate reimbursed the Portfolio for these costs.

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Government
	Money Market	10.78%
	Growth and
	Income	5.78
	Intermediate Bond	10.23
	Small Company	5.70
Voya Retirement Insurance and
Annuity Company	Balanced	86.52
	Global High
	Dividend Low
	Volatility	23.45
	Government
	Money Market	86.33
	Growth and
	Income	77.05
	Intermediate Bond	23.79
	Small Company	68.15

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced	$136,513
Global High Dividend Low Volatility	141,374
Government Money Market	293,128
Growth and Income	786,549
Intermediate Bond	608,499
Small Company	191,846

NOTE 7 — LICENSING FEE

Balanced pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its respective principal investment strategies.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced	N/A	0.69%	N/A	0.94%	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	June 30,
	2025	2026	2027	Total
Balanced	$155,418	$112,470	$165,488	$433,376
Growth and Income	—	170,094	—	170,094
Intermediate Bond	1,159,621	569,909	36,441	1,765,971
Small Company	229	—	—	229

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2025	2026	2027	Total
Balanced
Class I	$—	$119,505	$281,927	$401,432
Class S	—	760	1,685	2,445
Growth and Income
Class ADV	$—	$10,386	$13,144	$23,530
Class I	—	231,019	303,235	534,254
Class S	—	4,202	4,497	8,699
Class S2	—	60	85	145
Intermediate Bond
Class ADV	$—	$45,332	$110,963	$156,295
Class I	—	162,124	401,380	563,504
Class S	—	329,975	806,789	1,136,764
Class S2	—	1,737	4,558	6,295
Small Company
Class ADV	$5,813	$5,965	$5,868	$17,646
Class I	227,107	187,758	150,725	565,590
Class S	53,793	46,929	42,581	143,303

The Expense Limitation Agreements are contractual through May 1, 2025, except for Balanced that is through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

$400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Balanced	1	$556,000	6.33%
Global High Dividend Low Volatility	4	4,487,000 (1)	6.33
Growth and Income	4	8,895,750	6.33
Small Company	3	1,703,333	6.33

(1)	As of June 30, 2024, Global High Dividend Low Volatility had an outstanding balance of $4,984,000.

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2024	226,501	—	1,086,765	(1,347,660)	—	(34,394)	3,399,447	—	15,964,580	(20,294,199)	—	(930,172)
12/31/2023	234,476	—	486,979	(2,446,889)	—	(1,725,434)	3,225,942	—	6,549,871	(33,696,947)	—	(23,921,134)
Class S
6/30/2024	1,971	—	6,117	(13,137)	—	(5,049)	30,049	—	89,550	(195,292)	—	(75,693)
12/31/2023	2,349	—	2,545	(29,823)	—	(24,929)	32,423	—	34,101	(407,898)	—	(341,374)
Global High Dividend Low Volatility
Class ADV
6/30/2024	203,795	—	20,729	(88,159)	—	136,365	2,306,286	—	239,263	(1,008,900)	—	1,536,649
12/31/2023	23,211	—	59,586	(163,088)	—	(80,291)	250,966	—	628,649	(1,746,727)	—	(867,112)
Class I
6/30/2024	108,001	—	228,129	(538,751)	—	(202,621)	1,222,185	—	2,632,438	(6,115,613)	—	(2,260,990)
12/31/2023	149,704	—	742,261	(1,236,455)	—	(344,490)	1,608,229	—	7,821,746	(13,184,511)	—	(3,754,536)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global High Dividend Low Volatility (continued)
Class S
6/30/2024	196,251	—	616,160	(3,110,967)	—	(2,298,556)	2,190,294	—	7,143,670	(35,503,577)	—	(26,169,613)
12/31/2023	385,383	—	2,093,849	(6,213,341)	—	(3,734,109)	4,157,960	—	22,181,478	(66,750,788)	—	(40,411,350)
Class S2
6/30/2024	148	—	424	(903)	—	(331)	1,657	—	4,833	(10,318)	—	(3,828)
12/31/2023	1,936	—	1,282	(2,595)	—	623	20,706	—	13,371	(27,089)	—	6,988
Class T
6/30/2024(1)	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
12/31/2023	4,898	—	12,533	(59,389)	—	(41,958)	53,068	—	132,365	(649,558)	—	(464,125)
Government Money Market
Class I
6/30/2024	97,715,748	—	16,639,920	(70,673,823)	—	43,681,845	97,715,779	—	16,639,920	(70,673,823)	—	43,681,876
12/31/2023	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245
Class S
6/30/2024(2)	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,900)	—	(1,374,900)
12/31/2023	1,327,506	—	3,394	(3,388)	—	1,327,512	1,327,506	—	3,394	(3,388)	—	1,327,512
Growth and Income
Class ADV
6/30/2024	90,975	—	53,291	(265,957)	—	(121,691)	1,799,013	—	1,087,142	(5,287,901)	—	(2,401,746)
12/31/2023	109,448	—	429,922	(581,411)	—	(42,041)	2,001,286	—	7,985,344	(10,681,412)	—	(694,782)
Class I
6/30/2024	12,294,299	—	1,182,332	(8,593,510)	—	4,883,121	263,374,574	—	25,278,262	(181,168,07)	—	107,484,760
12/31/2023	588,250	—	9,287,892	(10,114,956)	—	(238,814)	10,935,237	—	180,405,071	(192,525,142)	—	(1,184,834)
Class S
6/30/2024	107,539	—	17,068	(295,618)	—	(171,011)	2,208,260	—	349,031	(6,078,521)	—	(3,521,230)
12/31/2023	123,432	—	153,993	(669,270)	—	(391,845)	2,282,418	—	2,864,812	(11,970,702)	—	(6,823,472)
Class S2
6/30/2024	593	—	389	(146)	—	836	11,475	—	7,674	(2,925)	—	16,224
12/31/2023	1,262	—	3,045	(6)	—	4,301	22,087	—	54,676	(99)	—	76,664
Intermediate Bond
Class ADV
6/30/2024	350,840	—	349,822	(1,112,737)	—	(412,075)	3,745,087	—	3,715,971	(11,832,226)	—	(4,371,168)
12/31/2023	567,308	—	675,456	(2,715,922)	—	(1,473,158)	6,026,011	—	7,128,793	(28,589,924)	—	(15,435,120)
Class I
6/30/2024	1,550,787	—	1,391,972	(7,052,555)	—	(4,109,796)	16,682,384	—	14,950,730	(76,152,919)	—	(44,519,805)
12/31/2023	2,955,057	—	2,746,632	(9,078,842)	—	(3,377,153)	31,617,109	—	29,310,205	(96,576,712)	—	(35,649,398)
Class S
6/30/2024	6,689,325	—	2,702,836	(6,374,701)	—	3,017,460	71,773,968	—	28,822,664	(67,968,097)	—	32,628,535
12/31/2023	1,526,428	—	5,219,172	(18,107,325)	—	(11,361,725)	16,252,928	—	55,309,491	(192,003,084)	—	(120,440,665)
Class S2
6/30/2024	55,326	—	15,169	(63,806)	—	6,689	588,177	—	161,148	(672,527)	—	76,798
12/31/2023	157,769	—	27,298	(167,626)	—	17,441	1,678,892	—	288,062	(1,780,483)	—	186,471
Small Company
Class ADV
6/30/2024	38,812	—	26,561	(35,920)	—	29,453	511,578	—	345,296	(465,709)	—	391,165
12/31/2023	82,520	—	417	(88,639)	—	(5,702)	1,009,532	—	4,770	(1,063,546)	—	(49,244)
Class I
6/30/2024	68,468	—	573,119	(1,147,559)	—	(505,972)	1,011,152	—	8,310,232	(16,870,737)	—	(7,549,353)
12/31/2023	232,364	—	79,598	(3,026,063)	—	(2,714,101)	3,214,902	—	1,010,099	(41,457,697)	—	(37,232,696)
Class R6
6/30/2024	221,443	—	21,518	(39,745)	—	203,216	3,241,111	—	312,443	(583,874)	—	2,969,680
12/31/2023	268,162	—	1,934	(594,078)	—	(323,982)	3,644,555	—	24,562	(7,892,034)	—	(4,222,917)
Class S
6/30/2024	101,692	—	170,617	(507,827)	—	(235,518)	1,419,685	—	2,352,814	(7,036,276)	—	(3,263,777)
12/31/2023	338,125	—	10,535	(693,474)	—	(344,814)	4,453,536	—	127,469	(8,957,999)	—	(4,376,994)

(1)	Class T was fully redeemed on close of business May 1, 2024.

(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Global High Dividend Low Volatility
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$1,143,733	$(1,143,733)	$—
BofA Securities Inc	206,878	(206,878)	—
Citigroup Global
Markets Limited	63,814	(63,814)	—
HSBC Bank PLC	3,347,728	(3,347,728)	—
Jefferies LLC	430,658	(430,658)	—
JP Morgan Securities
Plc.	147,934	(147,934)	—
Mizuho Securities
USA LLC.	586,519	(586,519)	—
Morgan Stanley & Co.
LLC	154,449	(154,449)	—
Nomura Securities
International, Inc.	1,043,058	(1,043,058)	—
Total	$7,124,771	$(7,124,771)	$—

(1)	Cash collateral with a fair value of $7,531,365 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$15,719,663	$(15,719,663)	$—
Total	$15,719,663	$(15,719,663)	$—

(1)	Cash collateral with a fair value of $16,106,211 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$1,913,934	$(1,913,934)	$—
Barclays Capital Inc.	1,273,084	(1,273,084)	—
BNP Paribas	1,124,851	(1,124,851)	—
Canadian Imperial
Bank of Commerce	1,678,216	(1,678,216)	—
Citigroup Global
Markets Inc.	1,971,276	(1,971,276)	—
Daiwa Capital
Markets America Inc.	34,419	(34,419)	—
Goldman, Sachs &
Co. LLC	740,277	(740,277)	—
HSBC Securities
(USA) Inc.	1,808,762	(1,808,762)	—
J.P. Morgan Securities
LLC	2,487,388	(2,487,388)	—
RBC Capital Markets,
LLC	461,154	(461,154)	—
Societe Generale	13,416,026	(13,416,026)	—
TD Securities (USA)
Inc.	2,378,091	(2,378,091)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
US Bancorp
Investments	$411,994	$(411,994)	$—
Total	$29,699,472	$(29,699,472)	$—

(1)	Cash collateral with a fair value of $30,483,623 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$290,371	$(290,371)	$—
Goldman, Sachs & Co. LLC	1,270,494	(1,270,494)	—
J.P. Morgan Securities LLC	784,314	(784,314)	—
Janney Montgomery Scott LLC	710,833	(710,833)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Morgan Stanley & Co. LLC	$1,060,534	$(1,060,534)	$—
National Financial Services LLC	5,868	(5,868)	—
Nomura Securities International, Inc.	230,045	(230,045)	—
Scotia Capital (USA) INC	381,549	(381,549)	—
State Street Bank and Trust Company	965,143	(965,143)	—
UBS AG	692,665	(692,665)	—
Wells Fargo Securities LLC	263,699	(263,699)	—
Total	$6,655,515	$(6,655,515)	$—

(1)	Cash collateral with a fair value of $7,100,132 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Balanced	$5,352,008	$1,231,964	$15,899,870	$30,166,938
Global High Dividend Low Volatility	13,652,061	17,125,548	23,880,547	8,980,032
Government Money Market	29,047,186	—	7,146,615	—
Growth and Income	81,111,926	110,458,275	39,602,466	231,816,376
Intermediate Bond	92,040,500	—	78,069,297	—
Small Company	1,166,900	—	55,293,825	39,313,708

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced	$7,781,962	$8,253,622	$18,813,415	$—	—	$34,848,999
Global High Dividend Low Volatility	2,422,053	6,796,034	35,501,394	—	—	44,719,481
Government Money Market	—	—	—	(82,368)	Short-term	(82,399)
				(31)	Long-term

				$(82,399)
Growth and Income	—	26,933,368	385,955,632	—	—	412,889,000
Intermediate Bond	4,056,059	—	(81,416,167)	(86,399,332)	Short-term	(442,397,822)
				(278,638,382)	Long-term
				$(365,037,714)
Small Company	11,261,178	—	(1,569,430)	—	—	9,691,748

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolios declared dividends and distributions of:

		Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Balanced
Class I	$0.1494	$0.3522	$0.9190	July 12, 2024	July 10, 2024
Class S	$0.1295	$0.3522	$0.9190	July 12, 2024	July 10, 2024

Global High Dividend Low Volatility
Class ADV	$0.1287	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class I	$0.1405	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class S	$0.1332	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class S2	$0.1300	$0.0336	$0.1635	July 2, 2024	June 28, 2024

Government Money Market
Class I	$0.0042	$-	$-	August 1, 2024	Daily

Intermediate Bond
Class ADV	$0.0380	$-	$-	August 1, 2024	Daily
Class I	$0.0430	$-	$-	August 1, 2024	Daily
Class S	$0.0404	$-	$-	August 1, 2024	Daily
Class S2	$0.0389	$-	$-	August 1, 2024	Daily

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Balanced (the "Merging Portfolio") with and into Voya Balanced Income Portfolio (the "Reorganization"), not included in this report. The Reorganization was completed at the close of business July 12, 2024.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 36.2%
	Communication Services: 2.6%
18,950	Alphabet, Inc. - Class A	$3,451,742	1.1
21,875	AT&T, Inc.	418,031	0.2
987 (1)	Auto Trader Group PLC	9,934	0.0
28,141	BT Group PLC	49,890	0.0
11,190	Comcast Corp. - Class A	438,200	0.2
2,916	Deutsche Telekom AG, Reg	73,295	0.0
2,398	Informa PLC	25,879	0.0
5,940	Iridium Communications, Inc.	158,123	0.1
3,314	Meta Platforms, Inc. - Class A	1,670,985	0.6
449 (2)	Netflix, Inc.	303,021	0.1
1,308	New York Times Co. - Class A	66,983	0.0
1,436	News Corp. - Class A	39,591	0.0
890	Publicis Groupe SA	94,535	0.0
1,539 (2)	Roku, Inc.	92,232	0.0
1,085 (1)	Scout24 SE	82,898	0.0
600	SoftBank Group Corp.	38,593	0.0
1,116 (2)	Spotify Technology SA	350,190	0.1
3,360	TEGNA, Inc.	46,838	0.0
22,290	Telefonica SA	94,426	0.0
40,371	Telstra Group Ltd.	97,464	0.1
4,002 (2)	TripAdvisor, Inc.	71,276	0.0
5,844	Verizon Communications, Inc.	241,007	0.1
4,090	Vivendi SE	42,747	0.0
84,412	Vodafone Group PLC	74,691	0.0
		8,032,571	2.6

	Consumer Discretionary: 3.8%
1,481	ADT, Inc.	11,256	0.0
300	Aisin Corp.	9,801	0.0
14,562 (2)	Amazon.com, Inc.	2,814,106	0.9
3,378	Aristocrat Leisure Ltd.	111,864	0.0
132	Booking Holdings, Inc.	522,918	0.2
1,106	BorgWarner, Inc.	35,657	0.0
706	Boyd Gaming Corp.	38,901	0.0
2,000	Burberry Group PLC	22,210	0.0
69 (2)	Burlington Stores, Inc.	16,560	0.0
1,008 (2)	CarMax, Inc.	73,927	0.0
640	Cie Financiere Richemont SA	100,021	0.0
760	Cie Generale des Etablissements Michelin SCA	29,375	0.0
1,276	Compass Group PLC	34,762	0.0
184	Continental AG	10,421	0.0
7,741 (2)	Coupang, Inc.	162,174	0.1
727 (2)	Crocs, Inc.	106,098	0.0
165 (2)	Deckers Outdoor Corp.	159,712	0.1
275 (1)(2)	Delivery Hero SE	6,533	0.0
330	Dick’s Sporting Goods, Inc.	70,900	0.0
112	Dillard’s, Inc. - Class A	49,324	0.0
248 (2)	Duolingo, Inc.	51,750	0.0
280 (1)	Evolution AB	29,145	0.0
200	Fast Retailing Co. Ltd.	50,588	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
503 (2)	Five Below, Inc.	$54,812	0.0
98 (2)	Floor & Decor Holdings, Inc. - Class A	9,742	0.0
7,062	Ford Motor Co.	88,557	0.0
1,269 (2)	GameStop Corp. - Class A	31,332	0.0
1,325	Gap, Inc.	31,654	0.0
10,424	General Motors Co.	484,299	0.2
4,171	Gentex Corp.	140,604	0.1
104,700	Genting Singapore Ltd.	66,552	0.0
1,586 (2)	Goodyear Tire & Rubber Co.	18,001	0.0
90	Graham Holdings Co. - Class B	62,960	0.0
1,082 (2)	Grand Canyon Education, Inc.	151,383	0.1
1,084	H & M Hennes & Mauritz AB - Class B	17,171	0.0
1,223	H&R Block, Inc.	66,323	0.0
680	Harley-Davidson, Inc.	22,807	0.0
14	Hermes International	32,335	0.0
1,240 (2)	Hilton Grand Vacations, Inc.	50,133	0.0
1,295	Hilton Worldwide Holdings, Inc.	282,569	0.1
327	Home Depot, Inc.	112,566	0.0
800	Honda Motor Co. Ltd.	8,600	0.0
1,004	Hyatt Hotels Corp. - Class A	152,528	0.1
3,673	Industria de Diseno Textil SA	182,267	0.1
2,271	KB Home	159,379	0.1
794	Kohl’s Corp.	18,254	0.0
825	Lear Corp.	94,223	0.0
653 (2)	Light & Wonder, Inc.	68,487	0.0
171	Lithia Motors, Inc.	43,169	0.0
363	LKQ Corp.	15,097	0.0
712 (2)	Lululemon Athletica, Inc.	212,674	0.1
152	LVMH Moet Hennessy Louis Vuitton SE	116,704	0.1
2,861	Macy’s, Inc.	54,931	0.0
14,384 (2)	Mattel, Inc.	233,884	0.1
4,100	Mazda Motor Corp.	39,528	0.0
64 (2)	MercadoLibre, Inc.	105,178	0.0
460 (2)	MGM Resorts International	20,442	0.0
187	Next PLC	21,340	0.0
3,627	NIKE, Inc. - Class B	273,367	0.1
8,900	Nissan Motor Co. Ltd.	30,215	0.0
8,022	Nordstrom, Inc.	170,227	0.1
1 (2)	NVR, Inc.	7,589	0.0
4,000	Panasonic Holdings Corp.	32,882	0.0
835	Pandora A/S	125,678	0.1
1,246	Pearson PLC	15,559	0.0
1,279	Prosus NV	45,479	0.0
464	PVH Corp.	49,124	0.0
1,800 (2)	Rakuten Group, Inc.	9,325	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,165	Ralph Lauren Corp.	$203,945	0.1
1,108	Renault SA	56,824	0.0
5,900	Sekisui Chemical Co. Ltd.	81,907	0.0
4,000	Sekisui House Ltd.	88,901	0.0
3,919 (2)	Skechers USA, Inc. - Class A	270,881	0.1
200	Sony Group Corp.	17,044	0.0
1,333	Stellantis NV (STLAM)	26,352	0.0
3,300	Subaru Corp.	70,176	0.0
6,698	Tapestry, Inc.	286,607	0.1
2,289 (2)	Taylor Morrison Home Corp.	126,902	0.1
2,675 (2)	Tesla, Inc.	529,329	0.2
548	Texas Roadhouse, Inc.	94,097	0.0
608	Toll Brothers, Inc.	70,029	0.0
1,067 (2)	TopBuild Corp.	411,083	0.1
5,900	Toyota Motor Corp.	121,053	0.1
239 (2)	Ulta Beauty, Inc.	92,223	0.0
3,898 (2)	Under Armour, Inc. - Class A	26,000	0.0
126 (2)	Visteon Corp.	13,444	0.0
16,736	Wendy’s Co.	283,843	0.1
2,255	Whitbread PLC	84,629	0.0
453	Williams-Sonoma, Inc.	127,914	0.1
117	Wingstop, Inc.	49,451	0.0
1,584	Wynn Resorts Ltd.	141,768	0.1
1,951 (1)(2)	Zalando SE	45,799	0.0
		11,868,134	3.8

	Consumer Staples: 2.2%
10,118	Altria Group, Inc.	460,875	0.2
500	Asahi Group Holdings Ltd.	17,692	0.0
474	Associated British Foods PLC	14,800	0.0
6,184 (2)	BellRing Brands, Inc.	353,354	0.1
318 (2)	BJ’s Wholesale Club Holdings, Inc.	27,933	0.0
104 (2)	Boston Beer Co., Inc. - Class A	31,725	0.0
5,638	British American Tobacco PLC	173,197	0.1
2,028	Carrefour SA	28,737	0.0
34	Casey’s General Stores, Inc.	12,973	0.0
955 (2)	Celsius Holdings, Inc.	54,521	0.0
3	Chocoladefabriken Lindt & Spruengli AG - Class PC	35,042	0.0
2,751	Coca-Cola Co.	175,101	0.1
295	Coca-Cola Consolidated, Inc.	320,075	0.1
210	Coca-Cola European Partners PLC - USD	15,303	0.0
1,077	Coca-Cola HBC AG - Class DI	36,655	0.0
3,502	Coles Group Ltd.	39,673	0.0
6,896	Colgate-Palmolive Co.	669,188	0.2
630	Costco Wholesale Corp.	535,494	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,166	Danone SA	$71,417	0.0
340 (2)	Darling Ingredients, Inc.	12,495	0.0
287 (2)	e.l.f. Beauty, Inc.	60,477	0.0
3,856	Essity AB - Class B	98,578	0.0
3,750	Imperial Brands PLC	95,958	0.0
2,048	Ingredion, Inc.	234,906	0.1
17,588	J Sainsbury PLC	56,666	0.0
5,600	Japan Tobacco, Inc.	151,645	0.1
700	Kirin Holdings Co. Ltd.	9,042	0.0
562	Koninklijke Ahold Delhaize NV	16,538	0.0
200	L’Oreal SA	88,033	0.0
974	Molson Coors Beverage Co. - Class B	49,508	0.0
3,813 (2)	Monster Beverage Corp.	190,459	0.1
4,776	Mowi ASA	79,379	0.0
1,649	Nestle SA	168,320	0.1
4,401	PepsiCo, Inc.	725,857	0.2
3,617 (2)	Performance Food Group Co.	239,120	0.1
5,122	Philip Morris International, Inc.	519,012	0.2
968	Procter & Gamble Co.	159,642	0.1
556	Sysco Corp.	39,693	0.0
30,088	Tesco PLC	116,223	0.1
44	Unilever PLC	2,415	0.0
209	Unilever PLC - NL	11,465	0.0
7,551 (2)	US Foods Holding Corp.	400,052	0.1
1,800	Yakult Honsha Co. Ltd.	32,250	0.0
		6,631,488	2.2

	Energy: 1.5%
1,331	Ampol Ltd.	28,628	0.0
2,410 (2)	Antero Resources Corp.	78,638	0.0
14,883	Baker Hughes Co.	523,435	0.2
30,243	BP PLC	182,086	0.1
1,270	ChampionX Corp.	42,177	0.0
124	Chord Energy Corp.	20,792	0.0
4,511	Civitas Resources, Inc.	311,259	0.1
5,297	ConocoPhillips	605,871	0.2
3,360	Coterra Energy, Inc.	89,611	0.0
202	Diamondback Energy, Inc.	40,438	0.0
15,800	ENEOS Holdings, Inc.	81,425	0.0
2,804	Equitrans Midstream Corp.	36,396	0.0
6,419	Exxon Mobil Corp.	738,955	0.2
1,522	Halliburton Co.	51,413	0.0
534	HF Sinclair Corp.	28,484	0.0
1,142	Marathon Petroleum Corp.	198,114	0.1
2,061	Matador Resources Co.	122,836	0.0
2,982	Murphy Oil Corp.	122,978	0.1
760	OMV AG	33,035	0.0
4,170	ONEOK, Inc.	340,064	0.1
814	Ovintiv, Inc.	38,152	0.0
1,821	PBF Energy, Inc. - Class A	83,802	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
823	Permian Resources Corp.	$13,291	0.0
1,754	Phillips 66	247,612	0.1
284	Range Resources Corp.	9,523	0.0
7,794	Repsol SA	123,603	0.1
6,492	Santos Ltd.	32,937	0.0
3,622	Shell PLC	129,913	0.1
655	Tenaris SA	10,075	0.0
42	Texas Pacific Land Corp.	30,839	0.0
670	TotalEnergies SE	44,859	0.0
1,530	Valero Energy Corp.	239,843	0.1
533 (2)	Weatherford International PLC	65,266	0.0
		4,746,350	1.5

	Financials: 4.8%
3,048	3i Group PLC	117,472	0.0
2,759 (1)	ABN AMRO Bank NV	45,313	0.0
435	Affiliated Managers Group, Inc.	67,960	0.0
1,600	AIA Group Ltd.	10,825	0.0
3,287	AIB Group PLC	17,359	0.0
422	Allianz SE	117,203	0.0
1,948	Ally Financial, Inc.	77,277	0.0
1,082	American Financial Group, Inc.	133,108	0.1
1,200	Ameriprise Financial, Inc.	512,628	0.2
690 (1)	Amundi SA	44,627	0.0
2,514	Annaly Capital Management, Inc.	47,917	0.0
586	Aon PLC - Class A	172,038	0.1
1,844	Ares Management Corp. - Class A	245,768	0.1
5,074	AXA SA	166,281	0.1
1,756	Axis Capital Holdings Ltd.	124,061	0.1
9,831	Banco Bilbao Vizcaya Argentaria SA	98,688	0.0
13,070	Banco Santander SA	60,812	0.0
5,889	Bank Leumi Le-Israel BM	48,005	0.0
1,178	Bank of Ireland Group PLC	12,306	0.0
608	Bank OZK	24,928	0.0
46,384	Barclays PLC	122,565	0.1
1,808 (2)	Berkshire Hathaway, Inc. - Class B	735,494	0.2
1,269 (2)	Block, Inc.	81,838	0.0
2,625	BNP Paribas SA	167,874	0.1
15,500	BOC Hong Kong Holdings Ltd.	47,828	0.0
538	Brown & Brown, Inc.	48,103	0.0
360	Cadence Bank	10,181	0.0
2,366	Capital One Financial Corp.	327,573	0.1
2,253	Cboe Global Markets, Inc.	383,145	0.1
10,304	Citigroup, Inc.	653,892	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
724	Citizens Financial Group, Inc.	$26,086	0.0
2,868	CME Group, Inc.	563,849	0.2
7,071	CNO Financial Group, Inc.	196,008	0.1
1,563	Commerce Bancshares, Inc.	87,184	0.0
4,391	Commerzbank AG	66,604	0.0
148	Commonwealth Bank of Australia	12,537	0.0
4,500	Dai-ichi Life Holdings, Inc.	120,509	0.0
3,294	Danske Bank A/S	98,247	0.0
800	DBS Group Holdings Ltd.	21,071	0.0
6,552	Deutsche Bank AG	104,718	0.0
1,102	East West Bancorp, Inc.	80,700	0.0
11,077	Equitable Holdings, Inc.	452,606	0.2
3,291	Essent Group Ltd.	184,921	0.1
347 (1)	Euronext NV	32,157	0.0
337	Evercore, Inc. - Class A	70,241	0.0
213	Fidelity National Financial, Inc.	10,526	0.0
672	FinecoBank Banca Fineco SpA	9,985	0.0
2,375	First American Financial Corp.	128,131	0.1
5,314	First Horizon Corp.	83,802	0.0
2,578 (2)	Fiserv, Inc.	384,225	0.1
646	Globe Life, Inc.	53,153	0.0
349	Goldman Sachs Group, Inc.	157,860	0.1
1,786	Hancock Whitney Corp.	85,424	0.0
3,318	Hartford Financial Services Group, Inc.	333,592	0.1
4,791	HSBC Holdings PLC	41,356	0.0
3,664	Industrivarden AB - Class A	124,811	0.1
716	ING Groep NV	12,303	0.0
313	Interactive Brokers Group, Inc. - Class A	38,374	0.0
2,188	International Bancshares Corp.	125,176	0.1
47,491	Intesa Sanpaolo SpA	176,496	0.1
4,205	Investor AB - Class B	115,230	0.0
7,300	Japan Post Bank Co. Ltd.	69,313	0.0
2,454	Jefferies Financial Group, Inc.	122,111	0.0
2,249	JPMorgan Chase & Co.	454,883	0.2
1,046	Julius Baer Group Ltd.	58,505	0.0
4,995	Loews Corp.	373,326	0.1
613	Marsh & McLennan Cos., Inc.	129,171	0.1
17,414	Medibank Pvt Ltd.	43,157	0.0
4,124	MetLife, Inc.	289,464	0.1
10,679	MGIC Investment Corp.	230,132	0.1
4,100	Mitsubishi UFJ Financial Group, Inc.	44,247	0.0
356	MSCI, Inc.	171,503	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
20,496	NatWest Group PLC	$80,633	0.0
2,842	NN Group NV	132,092	0.1
843	Nordea Bank Abp - EUR	10,049	0.0
2,002	OneMain Holdings, Inc.	97,077	0.0
5,100	ORIX Corp.	113,036	0.0
6,715 (1)	Poste Italiane SpA	85,445	0.0
1,422	Prosperity Bancshares, Inc.	86,941	0.0
9,169	QBE Insurance Group Ltd.	105,843	0.0
813	Reinsurance Group of America, Inc.	166,885	0.1
46	RenaissanceRe Holdings Ltd.	10,281	0.0
27,005	Rithm Capital Corp.	294,625	0.1
5,966	SLM Corp.	124,033	0.1
9,150	Standard Chartered PLC	82,619	0.0
3,703	Starwood Property Trust, Inc.	70,135	0.0
2,900	Sumitomo Mitsui Financial Group, Inc.	194,662	0.1
4,852	Suncorp Group Ltd.	56,108	0.0
4,507	Svenska Handelsbanken AB - Class A	43,070	0.0
3,929	Swedbank AB - Class A	80,931	0.0
9,213	Synchrony Financial	434,762	0.2
1,000	T&D Holdings, Inc.	17,467	0.0
2,931 (2)	Toast, Inc. - Class A	75,532	0.0
3,216	Tradeweb Markets, Inc. - Class A	340,896	0.1
6,561	Truist Financial Corp.	254,895	0.1
1,125 (2)	UMB Financial Corp.	93,848	0.0
4,165	UniCredit SpA	154,130	0.1
4,285	Unum Group	219,006	0.1
11,942	Wells Fargo & Co.	709,235	0.2
62 (2)	WEX, Inc.	10,983	0.0
227	Wintrust Financial Corp.	22,373	0.0
985 (2)	Wise PLC - Class A	8,448	0.0
240	Zions Bancorp NA	10,409	0.0
		14,893,212	4.8

	Health Care: 4.2%
822 (2)	10X Genomics, Inc. - Class A	15,988	0.0
1,215	AbbVie, Inc.	208,397	0.1
2,460	Agilent Technologies, Inc.	318,890	0.1
1,225	Alcon, Inc.	108,893	0.1
8,000	Astellas Pharma, Inc.	78,926	0.0
795	AstraZeneca PLC	123,728	0.1
330 (2)	BioMarin Pharmaceutical, Inc.	27,169	0.0
6,152	Bristol-Myers Squibb Co.	255,493	0.1
943	Bruker Corp.	60,173	0.0
401	Cardinal Health, Inc.	39,426	0.0
5,411 (2)	Centene Corp.	358,749	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,300	Chugai Pharmaceutical Co. Ltd.	$46,291	0.0
930	Cigna Group	307,430	0.1
488	Cochlear Ltd.	107,721	0.1
171	CSL Ltd.	33,532	0.0
5,031	CVS Health Corp.	297,131	0.1
1,300	Daiichi Sankyo Co. Ltd.	45,180	0.0
588 (2)	Demant A/S	25,467	0.0
1,528 (2)	Dexcom, Inc.	173,245	0.1
2,606 (2)	Doximity, Inc. - Class A	72,890	0.0
1,970 (2)	Edwards Lifesciences Corp.	181,969	0.1
3,331 (2)	Elanco Animal Health, Inc.	48,066	0.0
641	Elevance Health, Inc.	347,332	0.1
738	Eli Lilly & Co.	668,170	0.2
575 (2)	Envista Holdings Corp.	9,562	0.0
13,034 (2)	Exelixis, Inc.	292,874	0.1
442 (2)	Fresenius SE & Co. KGaA	13,204	0.0
1,581	GE HealthCare Technologies, Inc.	123,191	0.1
122 (2)	Genmab A/S	30,572	0.0
4,163	Gilead Sciences, Inc.	285,623	0.1
145 (2)	GRAIL, Inc.	2,229	0.0
3,275 (2)	Grifols SA	27,697	0.0
2,493	GSK PLC	47,951	0.0
363 (2)	Haemonetics Corp.	30,031	0.0
1,066 (2)	Halozyme Therapeutics, Inc.	55,816	0.0
504 (2)	HealthEquity, Inc.	43,445	0.0
3,987	Hikma Pharmaceuticals PLC	94,994	0.0
1,100	Hoya Corp.	128,633	0.1
875 (2)	Illumina, Inc.	91,332	0.0
4,077 (2)	Incyte Corp.	247,148	0.1
506 (2)	Inspire Medical Systems, Inc.	67,718	0.0
447 (2)	Insulet Corp.	90,205	0.0
633	Ipsen SA	77,770	0.0
735 (2)	Jazz Pharmaceuticals PLC	78,447	0.0
5,193	Johnson & Johnson	759,009	0.3
3,157 (2)	Lantheus Holdings, Inc.	253,475	0.1
1,041 (2)	LivaNova PLC	57,068	0.0
247	McKesson Corp.	144,258	0.1
159 (2)	Medpace Holdings, Inc.	65,484	0.0
1,272	Medtronic PLC	100,119	0.0
7,824	Merck & Co., Inc.	968,611	0.3
452	Merck KGaA	74,750	0.0
788 (2)	Molina Healthcare, Inc.	234,272	0.1
496 (2)	Natera, Inc.	53,712	0.0
2,236 (2)	Neurocrine Biosciences, Inc.	307,830	0.1
2,647	Novartis AG, Reg	281,830	0.1
2,993	Novo Nordisk A/S - Class B	428,253	0.2
3,800	Ono Pharmaceutical Co. Ltd.	51,921	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,452 (2)	Option Care Health, Inc.	$67,920	0.0
1,700	Otsuka Holdings Co. Ltd.	71,819	0.0
270 (2)	Penumbra, Inc.	48,592	0.0
3,403 (2)	Progyny, Inc.	97,360	0.0
402 (2)	Regeneron Pharmaceuticals, Inc.	422,514	0.2
418	Roche Holding AG	115,811	0.1
1,050	Sanofi	101,265	0.0
639 (2)	Sarepta Therapeutics, Inc.	100,962	0.0
266	Sonova Holding AG, Reg	81,946	0.0
586	Stryker Corp.	199,386	0.1
3,200	Takeda Pharmaceutical Co. Ltd.	83,002	0.0
469 (2)	Tenet Healthcare Corp.	62,391	0.0
876	Thermo Fisher Scientific, Inc.	484,428	0.2
301 (2)	United Therapeutics Corp.	95,884	0.0
1,421	UnitedHealth Group, Inc.	723,658	0.2
55 (2)	Veeva Systems, Inc. - Class A	10,066	0.0
1,112 (2)	Vertex Pharmaceuticals, Inc.	521,217	0.2
295	Zoetis, Inc.	51,141	0.0
		12,908,652	4.2

	Industrials: 4.3%
901	3M Co.	92,073	0.0
2,459	ABB Ltd., Reg	136,354	0.1
1,360	Acuity Brands, Inc.	328,358	0.1
535	Adecco Group AG	17,749	0.0
1,828	Advanced Drainage Systems, Inc.	293,193	0.1
1,838	AECOM	162,001	0.1
483 (1)	Aena SME SA	97,806	0.0
97	AerCap Holdings NV	9,040	0.0
800	AGC, Inc.	26,031	0.0
92	AGCO Corp.	9,005	0.0
262 (2)	Alaska Air Group, Inc.	10,585	0.0
19,128 (2)	American Airlines Group, Inc.	216,720	0.1
2,477	AMETEK, Inc.	412,941	0.1
19,113	Aurizon Holdings Ltd.	46,430	0.0
1,197	Avis Budget Group, Inc.	125,110	0.1
8,960	BAE Systems PLC	149,243	0.1
6,768 (2)	Brambles Ltd.	65,311	0.0
555	Brenntag SE	37,440	0.0
1,099	Bunzl PLC	41,755	0.0
293	Bureau Veritas SA	8,142	0.0
96 (2)	CACI International, Inc. - Class A	41,292	0.0
341	Carlisle Cos., Inc.	138,177	0.1
4,000	Central Japan Railway Co.	86,709	0.0
1,879	Cie de Saint-Gobain	146,138	0.1
525	Cintas Corp.	367,636	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,500	CK Hutchison Holdings Ltd.	$50,086	0.0
4,607 (2)	Clarivate PLC	26,214	0.0
267 (2)	Clean Harbors, Inc.	60,382	0.0
3,136	Computershare Ltd.	54,848	0.0
5,730 (2)	Copart, Inc.	310,337	0.1
8,160 (2)	Core & Main, Inc. - Class A	399,350	0.1
4,084	CSX Corp.	136,610	0.1
116	Curtiss-Wright Corp.	31,434	0.0
2,428	Daimler Truck Holding AG	96,836	0.0
1,108	DCC PLC	77,329	0.0
6,201	Delta Air Lines, Inc.	294,175	0.1
2,536	Donaldson Co., Inc.	181,476	0.1
3,479	Dun & Bradstreet Holdings, Inc.	32,216	0.0
88	Eiffage SA	8,088	0.0
80	EMCOR Group, Inc.	29,206	0.0
86	EnerSys	8,903	0.0
741	Equifax, Inc.	179,663	0.1
355	Esab Corp.	33,523	0.0
677	Experian PLC	31,451	0.0
178	Exponent, Inc.	16,931	0.0
1,400	FANUC Corp.	38,434	0.0
740	Flowserve Corp.	35,594	0.0
7,577	Fortive Corp.	561,456	0.2
1,631	Fortune Brands Innovations, Inc.	105,917	0.0
5,908 (2)	Gates Industrial Corp. PLC	93,405	0.0
9,834	Genpact Ltd.	316,556	0.1
5,218	Getlink SE	86,396	0.0
2,697	Graco, Inc.	213,818	0.1
1,212 (2)	GXO Logistics, Inc.	61,206	0.0
1,000	Hitachi Ltd.	22,516	0.0
4,464	Husqvarna AB - Class B	35,697	0.0
3,447	Ingersoll Rand, Inc.	313,125	0.1
842	ITT, Inc.	108,770	0.0
2,700	Japan Airlines Co. Ltd.	42,660	0.0
1,800	Jardine Matheson Holdings Ltd.	63,900	0.0
2,240	Johnson Controls International PLC	148,893	0.1
103 (2)	Kirby Corp.	12,332	0.0
1,250	Legrand SA	124,069	0.1
274	Leidos Holdings, Inc.	39,971	0.0
67	Lennox International, Inc.	35,844	0.0
191	Lincoln Electric Holdings, Inc.	36,030	0.0
2,400	Makita Corp.	65,707	0.0
393	ManpowerGroup, Inc.	27,431	0.0
653 (2)	MasTec, Inc.	69,864	0.0
225 (2)	Middleby Corp.	27,587	0.0
368	MSA Safety, Inc.	69,070	0.0
875	MSC Industrial Direct Co., Inc. - Class A	69,396	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,200	Nippon Express Holdings, Inc.	$55,537	0.0
1,437	nVent Electric PLC	110,089	0.0
1,258	Old Dominion Freight Line, Inc.	222,163	0.1
2,849	Owens Corning	494,928	0.2
488	Parker-Hannifin Corp.	246,835	0.1
3,261	Pentair PLC	250,021	0.1
235	RB Global, Inc.	17,945	0.0
1,044	Regal Rexnord Corp.	141,170	0.1
417	Rexel SA	10,787	0.0
529	Rockwell Automation, Inc.	145,623	0.1
2,370	Rollins, Inc.	115,632	0.0
729	Ryder System, Inc.	90,308	0.0
299 (2)	Saia, Inc.	141,813	0.1
115 (2)	Schneider Electric SE	27,571	0.0
700	Secom Co. Ltd.	41,457	0.0
1,321	Sensata Technologies Holding PLC	49,392	0.0
388	Seven Group Holdings Ltd.	9,693	0.0
1,385	Siemens AG, Reg	257,784	0.1
515	Simpson Manufacturing Co., Inc.	86,793	0.0
1,900	Singapore Airlines Ltd.	9,654	0.0
110 (2)	SiteOne Landscape Supply, Inc.	13,355	0.0
4,614	SKF AB - Class B	92,729	0.0
5,494	Smiths Group PLC	118,212	0.0
7,978	SS&C Technologies Holdings, Inc.	499,981	0.2
1,564	Stanley Black & Decker, Inc.	124,948	0.1
3,000	Sumitomo Corp.	75,366	0.0
78	Teleperformance	8,241	0.0
1,316	Terex Corp.	72,169	0.0
1,199	Timken Co.	96,076	0.0
2,100	TOPPAN Holdings, Inc.	58,255	0.0
4,500	Toyota Tsusho Corp.	87,944	0.0
192	TransUnion	14,239	0.0
3,548 (2)	Uber Technologies, Inc.	257,869	0.1
334	United Rentals, Inc.	216,008	0.1
5,522	Volvo AB - Class B	141,885	0.1
261	Watsco, Inc.	120,906	0.1
2,116	Watts Water Technologies, Inc. - Class A	388,011	0.1
1,230	WESCO International, Inc.	194,980	0.1
239	Westinghouse Air Brake Technologies Corp.	37,774	0.0
273 (2)	WillScot Mobile Mini Holdings Corp.	10,276	0.0
796	Wolters Kluwer NV	131,450	0.1
139 (2)	XPO, Inc.	14,755	0.0
		13,250,565	4.3

	Information Technology: 9.5%
950 (2)	Adobe, Inc.	527,763	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,423 (2)	Advanced Micro Devices, Inc.	$230,825	0.1
925	Amkor Technology, Inc.	37,019	0.0
23,230	Apple, Inc.	4,892,703	1.6
3,276	Applied Materials, Inc.	773,103	0.3
431 (2)	Arrow Electronics, Inc.	52,048	0.0
93	ASM International, N.V.	71,087	0.0
465	ASML Holding NV	473,913	0.2
1,875	Avnet, Inc.	96,544	0.0
506	BE Semiconductor Industries NV	84,528	0.0
525	Broadcom, Inc.	842,903	0.3
680	Broadridge Financial Solutions, Inc.	133,960	0.1
995 (2)	Cadence Design Systems, Inc.	306,211	0.1
83	Capgemini SE	16,487	0.0
154 (2)	Check Point Software Technologies Ltd.	25,410	0.0
600 (2)	Cirrus Logic, Inc.	76,596	0.0
5,398	Cisco Systems, Inc.	256,459	0.1
401 (2)	Coherent Corp.	29,056	0.0
791 (2)	CommVault Systems, Inc.	96,162	0.0
166	Concentrix Corp.	10,504	0.0
1,895	Dassault Systemes SE	71,254	0.0
98 (2)	Datadog, Inc. - Class A	12,710	0.0
200	Disco Corp.	76,180	0.0
2,911 (2)	DocuSign, Inc.	155,738	0.1
9,124 (2)	Dropbox, Inc. - Class A	205,016	0.1
4,493 (2)	Dynatrace, Inc.	201,017	0.1
80 (2)	Enphase Energy, Inc.	7,977	0.0
478 (2)	ExlService Holdings, Inc.	14,990	0.0
1,192 (2)	F5, Inc.	205,298	0.1
700	Fujitsu Ltd.	10,978	0.0
2,544 (2)	Gitlab, Inc. - Class A	126,488	0.1
10,823	Hewlett Packard Enterprise Co.	229,123	0.1
675	Infineon Technologies AG	24,773	0.0
784	Intuit, Inc.	515,253	0.2
223	Jabil, Inc.	24,260	0.0
400	Keyence Corp.	175,071	0.1
2,125 (2)	Keysight Technologies, Inc.	290,594	0.1
764	KLA Corp.	629,926	0.2
328	Lam Research Corp.	349,271	0.1
971 (2)	Lattice Semiconductor Corp.	56,308	0.0
55 (2)	Manhattan Associates, Inc.	13,567	0.0
259	Mastercard, Inc. - Class A	114,260	0.1
11,633	Microsoft Corp.	5,199,369	1.7
721	MKS Instruments, Inc.	94,148	0.0
470	Monolithic Power Systems, Inc.	386,190	0.1
300	NEC Corp.	24,737	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,171	NetApp, Inc.	$408,425	0.2
1,000	NTT Data Group Corp.	14,773	0.0
43,261	NVIDIA Corp.	5,344,464	1.7
118 (2)	Onto Innovation, Inc.	25,908	0.0
3,900	Otsuka Corp.	75,224	0.0
215 (2)	Palo Alto Networks, Inc.	72,887	0.0
506 (2)	Paylocity Holding Corp.	66,716	0.0
5,176 (2)	PayPal Holdings, Inc.	300,363	0.1
5,585 (2)	Pure Storage, Inc. - Class A	358,613	0.1
3,268	Qualcomm, Inc.	650,920	0.2
1,364 (2)	Rambus, Inc.	80,149	0.0
1,500	Renesas Electronics Corp.	28,447	0.0
347 (2)	RingCentral, Inc. - Class A	9,785	0.0
1,753	Sage Group PLC	24,017	0.0
2,359	Salesforce, Inc.	606,499	0.2
415	SAP SE	83,363	0.0
300	SCREEN Holdings Co. Ltd.	27,198	0.0
5,667 (2)	SentinelOne, Inc. - Class A	119,290	0.1
845 (2)	ServiceNow, Inc.	664,736	0.2
2,300	Shimadzu Corp.	57,647	0.0
757	Skyworks Solutions, Inc.	80,681	0.0
411 (2)	Smartsheet, Inc. - Class A	18,117	0.0
969 (2)	Snowflake, Inc. - Class A	130,902	0.1
88 (2)	Super Micro Computer, Inc.	72,103	0.0
97 (2)	Synopsys, Inc.	57,721	0.0
1,829 (2)	Teradata Corp.	63,210	0.0
224	Teradyne, Inc.	33,217	0.0
1,500	TIS, Inc.	29,142	0.0
400	Tokyo Electron Ltd.	87,560	0.0
1,800	Trend Micro, Inc./Japan	73,369	0.0
181 (2)	Trimble, Inc.	10,122	0.0
179	Universal Display Corp.	37,635	0.0
3,690	Visa, Inc. - Class A	968,514	0.3
261 (2)	Wix.com Ltd.	41,517	0.0
462 (2)	Workday, Inc. - Class A	103,285	0.1
945 (2)	Xero Ltd.	85,462	0.0
1,230 (2)	Zoom Video Communications, Inc. - Class A	72,804	0.0
		29,232,562	9.5

	Materials: 1.3%
354	Air Liquide SA	61,096	0.0
221	Akzo Nobel NV	13,470	0.0
659	Alcoa Corp.	26,215	0.0
1,616	Anglo American PLC	51,066	0.0
3,458	ArcelorMittal SA	79,220	0.0
754	Arkema SA	65,706	0.0
691	Ashland, Inc.	65,293	0.0
696	Avient Corp.	30,380	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,479 (2)	Axalta Coating Systems Ltd.	$84,707	0.0
3,263	Berry Global Group, Inc.	192,028	0.1
3,936	BHP Group Ltd. - Class DI	112,498	0.1
2,555	BlueScope Steel Ltd.	34,683	0.0
554	Cabot Corp.	50,907	0.0
365	Chemours Co.	8,238	0.0
4,879 (2)	Cleveland-Cliffs, Inc.	75,088	0.0
1,524	Commercial Metals Co.	83,805	0.0
381	Crown Holdings, Inc.	28,343	0.0
1,518	Dow, Inc.	80,530	0.0
49	Eagle Materials, Inc.	10,656	0.0
8,813	Element Solutions, Inc.	239,009	0.1
692	Fortescue Metals Group Ltd.	9,852	0.0
2,647	Freeport-McMoRan, Inc.	128,644	0.1
5	Givaudan SA, Reg	23,683	0.0
971	Heidelberg Materials AG	100,376	0.0
1,915	Holcim AG	169,271	0.1
1,566	Holmen AB - Class B	61,618	0.0
1,560 (2)	James Hardie Industries PLC	48,824	0.0
4,000	JFE Holdings, Inc.	57,730	0.0
190 (2)	Knife River Corp.	13,327	0.0
1,473	Louisiana-Pacific Corp.	121,272	0.1
8,200	Mitsubishi Chemical Group Corp.	45,689	0.0
2,951	Mondi PLC QX	56,645	0.0
1,400	Nitto Denko Corp.	111,044	0.1
245	Nucor Corp.	38,730	0.0
3,277	PPG Industries, Inc.	412,541	0.1
453	Reliance Steel & Aluminum Co.	129,377	0.1
1,226	Rio Tinto Ltd.	97,113	0.0
334	Royal Gold, Inc.	41,803	0.0
3,198	RPM International, Inc.	344,361	0.1
1,645	Sherwin-Williams Co.	490,917	0.2
1,300	Shin-Etsu Chemical Co. Ltd.	50,546	0.0
368	Sika AG, Reg	105,049	0.1
13,360	South32 Ltd. - Class DI	32,413	0.0
288	United States Steel Corp.	10,886	0.0
654	Yara International ASA	18,847	0.0
		4,113,496	1.3

	Real Estate: 1.0%
422	American Homes 4 Rent - Class A	15,681	0.0
303	Boston Properties, Inc.	18,653	0.0
12,759	Brixmor Property Group, Inc.	294,605	0.1
16,400	CapitaLand Ascendas REIT	30,900	0.0
1,187 (2)	CBRE Group, Inc. - Class A	105,774	0.0
11,000	CK Asset Holdings Ltd.	41,207	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,238	COPT Defense Properties	$131,107	0.1
632	CubeSmart	28,547	0.0
3,300	Daiwa House Industry Co. Ltd.	84,018	0.0
708	EastGroup Properties, Inc.	120,431	0.1
3,862	Equity Residential	267,791	0.1
1,484	First Industrial Realty Trust, Inc.	70,505	0.0
320	Gaming and Leisure Properties, Inc.	14,467	0.0
4,863	GPT Group	12,966	0.0
16,993	Host Hotels & Resorts, Inc.	305,534	0.1
4,273	Invitation Homes, Inc.	153,358	0.1
631	Iron Mountain, Inc.	56,550	0.0
1,272 (2)	Jones Lang LaSalle, Inc.	261,116	0.1
2,497	Kilroy Realty Corp.	77,831	0.0
1,116	Lamar Advertising Co. - Class A	133,395	0.1
2,152	Land Securities Group PLC	16,815	0.0
5,100	Mitsui Fudosan Co. Ltd.	46,940	0.0
1,100	Nomura Real Estate Holdings, Inc.	27,691	0.0
20,972	Park Hotels & Resorts, Inc.	314,161	0.1
4,679	Regency Centers Corp.	291,034	0.1
4,507	Sabra Health Care REIT, Inc.	69,408	0.0
36,512	Scentre Group	75,678	0.0
262	STAG Industrial, Inc.	9,448	0.0
3,000	Swire Pacific Ltd. - Class A	26,486	0.0
25,800	Swire Properties Ltd.	41,103	0.0
187	WP Carey, Inc.	10,294	0.0
		3,153,494	1.0

	Utilities: 1.0%
432	Acciona SA	51,125	0.0
3,554	Black Hills Corp.	193,267	0.1
45,243	Centrica PLC	77,116	0.0
7,900	Chubu Electric Power Co., Inc.	93,325	0.1
7,629	Edison International	547,838	0.2
745	Entergy Corp.	79,715	0.0
5,677	Evergy, Inc.	300,711	0.1
500	Kansai Electric Power Co., Inc.	8,396	0.0
4,942	National Fuel Gas Co.	267,807	0.1
5,085	NorthWestern Corp.	254,657	0.1
1,079	OGE Energy Corp.	38,520	0.0
1,298	ONE Gas, Inc.	82,877	0.0
1,300	Osaka Gas Co. Ltd.	28,730	0.0
27,873	PG&E Corp.	486,663	0.2
10,500	Power Assets Holdings Ltd.	56,747	0.0
4,332	Red Electrica Corp. SA	75,751	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,018	RWE AG	$69,228	0.0
16,300	Sembcorp Industries Ltd.	57,614	0.0
2,214	Sempra Energy	168,397	0.1
1,520	Terna - Rete Elettrica Nazionale	11,717	0.0
3,800 (2)	Tokyo Electric Power Co. Holdings, Inc.	20,463	0.0
700	Tokyo Gas Co. Ltd.	15,070	0.0
1,895	UGI Corp.	43,396	0.0
		3,029,130	1.0

	Total Common Stock (Cost $87,351,068)	111,859,654	36.2

EXCHANGE-TRADED FUNDS: 4.2%
2,202	iShares Core S&P Mid-Cap ETF	128,861	0.0
2,750	iShares MSCI EAFE ETF	215,407	0.1
731	SPDR S&P 500 ETF Trust	397,825	0.1
142,571	Vanguard FTSE Emerging Markets ETF	6,238,907	2.0
105,475	Vanguard Long-Term Treasury ETF	6,083,798	2.0
		13,064,798	4.2

	Total Exchange-Traded Funds (Cost $12,912,951)	13,064,798	4.2

MUTUAL FUNDS: 32.1%
	Affiliated Investment Companies: 32.1%
2,405,217	Voya Short Term Bond Fund - Class R6	22,296,366	7.2
70,348 (2)	Voya Small Cap Growth Fund - Class R6	3,133,988	1.0
408,243	Voya Small Company Fund - Class R6	6,058,324	2.0
3,099,418	Voya U.S. Stock Index Portfolio - Class I	63,507,072	20.5
413,815	Voya VACS Series HYB Fund	4,212,637	1.4
		99,208,387	32.1

	Total Mutual Funds (Cost $85,948,981)	99,208,387	32.1

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
2,051	Porsche Automobil Holding SE	92,565	0.0

	Consumer Staples: 0.0%
779	Henkel AG & Co. KGaA	69,360	0.0

	Total Preferred Stock (Cost $163,650)	161,925	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.1%
	United States Treasury Bonds: 2.4%
1,000	1.250%, 05/15/2050	$496	0.0
22,000	1.375%, 11/15/2040	13,890	0.0
2,200	1.625%, 11/15/2050	1,205	0.0
117,400	3.250%, 05/15/2042	97,660	0.0
3,151,700	4.250%, 02/15/2054	3,001,748	1.0
4,227,600	4.625%, 05/15/2044	4,220,333	1.4
		7,335,332	2.4
	United States Treasury Notes: 6.7%
219,300	1.250%, 09/30/2028	192,744	0.1
600,000	2.875%, 04/30/2025	588,756	0.2
442,000	4.250%, 06/30/2031	441,979	0.1
6,882,100	4.375%, 05/15/2034	6,884,789	2.2
7,791,900	4.500%, 05/31/2029	7,846,078	2.5
842,000	4.500%, 05/31/2031	855,814	0.3
2,243,000	4.625%, 06/15/2027	2,249,571	0.7
1,700,000	4.875%, 05/31/2026	1,703,586	0.6
		20,763,317	6.7

	Total U.S. Treasury Obligations (Cost $28,173,685)	28,098,649	9.1

ASSET-BACKED SECURITIES: 4.0%
	Automobile Asset-Backed Securities: 0.3%
150,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	149,850	0.1
9,715	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	9,694	0.0
200,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	199,171	0.1
100,000 (1)	Ford Credit Auto Owner Trust 2022-1 C, 4.670%, 11/15/2034	97,268	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	99,590	0.0
350,000	Honda Auto Receivables Owner Trust 2024-1 A4, 5.170%, 05/15/2030	351,428	0.1
		907,001	0.3

	Home Equity Asset-Backed Securities: 0.0%
39,489 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	38,922	0.0

	Other Asset-Backed Securities: 3.3%
250,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.679%, (TSFR3M + 1.350%), 04/15/2035	250,188	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
234,253 (1)(3)	Apidos Clo Xxv 2016-25A A1R2, 6.475%, (TSFR3M + 1.150%), 10/20/2031	$234,358	0.1
250,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 6.443%, (TSFR3M + 1.100%), 01/20/2033	250,187	0.1
13,666 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	12,666	0.0
300,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.343%, (TSFR1M + 3.014%), 11/15/2036	290,872	0.1
250,000 (1)(3)	ARES LII CLO Ltd. 2019-52A A1R, 6.636%, (TSFR3M + 1.312%), 04/22/2031	250,364	0.1
400,000 (1)(3)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.890%, (TSFR3M + 1.562%), 04/15/2034	400,430	0.1
250,000 (1)(3)	Barings CLO Ltd. 2018-4A A1R, 6.479%, (TSFR3M + 1.150%), 10/15/2030	250,113	0.1
250,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.505%, (TSFR3M + 1.180%), 01/15/2033	249,968	0.1
500,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 6.986%, (TSFR3M + 1.662%), 10/20/2030	499,953	0.2
231,582 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 6.522%, (TSFR3M + 1.200%), 11/15/2030	231,752	0.1
250,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	248,324	0.1
455,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.479%, (TSFR3M + 2.150%), 04/15/2035	455,443	0.1
98,250 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	93,349	0.0
175,771 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 6.549%, (TSFR3M + 1.232%), 04/17/2031	175,881	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
270,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 6.545%, (TSFR3M + 1.220%), 07/20/2032	$270,518	0.1
16,450 (3)	Chase Funding Trust Series 2003-5 2A2, 6.060%, (TSFR1M + 0.714%), 07/25/2033	16,068	0.0
218,098 (1)(3)	CIFC Funding Ltd. 2018-2A A1, 6.626%, (TSFR3M + 1.302%), 04/20/2031	218,468	0.1
61,840 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	55,763	0.0
250,000 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.462%, (TSFR3M + 1.130%), 10/15/2031	250,063	0.1
243,125 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2I, 2.662%, 04/25/2051	216,258	0.1
94,750 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	92,262	0.0
250,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.836%, (TSFR3M + 1.512%), 01/20/2030	250,120	0.1
250,000 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 6.497%, (TSFR3M + 1.170%), 11/22/2031	250,136	0.1
10,644 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	9,840	0.0
59,501 (1)	Loanpal Solar Loan Ltd. 2020-2GF A, 2.750%, 07/20/2047	48,409	0.0
59,531 (1)	Loanpal Solar Loan Ltd. 2021-1GS A, 2.290%, 01/20/2048	47,935	0.0
100,722 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	79,220	0.0
250,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.588%, (TSFR3M + 2.262%), 04/19/2033	251,112	0.1
225,999 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 6.479%, (TSFR3M + 1.150%), 10/15/2031	226,169	0.1
340,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 6.690%, (TSFR3M + 1.362%), 07/15/2034	340,204	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
28,541 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$26,311	0.0
21,909 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	19,173	0.0
46,465 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	39,014	0.0
53,332 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	41,597	0.0
250,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.790%, (TSFR3M + 1.462%), 07/15/2029	250,127	0.1
250,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	250,212	0.1
5,992 (1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	5,965	0.0
250,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A B, 7.286%, (TSFR3M + 1.962%), 04/20/2034	250,220	0.1
250,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.486%, (TSFR3M + 2.162%), 04/20/2034	250,455	0.1
99,750 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	100,701	0.0
10,973 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	10,972	0.0
290,000 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 6.604%, (TSFR3M + 1.280%), 01/25/2032	290,452	0.1
93,369 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	91,534	0.0
179,743 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	146,224	0.0
82,568 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	68,003	0.0
86,908 (1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	74,635	0.0
250,000 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 6.523%, (TSFR3M + 1.200%), 10/15/2031	250,231	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 6.437%, (TSFR3M + 1.100%), 01/16/2032	$250,187	0.1
187,500 (1)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	184,068	0.1
201,493 (1)(3)	THL Credit Wind River CLO Ltd. 2015-1A A1R3, 6.525%, (TSFR3M + 1.200%), 10/20/2030	201,623	0.1
290,000 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 6.575%, (TSFR3M + 1.250%), 07/20/2031	290,352	0.1
250,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.590%, (TSFR3M + 1.250%), 07/15/2032	250,082	0.1
93,491 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	88,002	0.0
194,500 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	172,851	0.0
		10,119,384	3.3

	Student Loan Asset-Backed Securities: 0.4%
28,205 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	26,102	0.0
20,385 (1)	Commonbond Student Loan Trust-GS 2017-BGS A1, 2.680%, 09/25/2042	18,531	0.0
26,872 (1)	Commonbond Student Loan Trust-GS 2020-AGS A, 1.980%, 08/25/2050	23,478	0.0
13,938 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	13,594	0.0
314,380 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	294,938	0.1
95,667 (1)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	88,833	0.0
22,312 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	20,502	0.0
50,345 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	44,523	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
241,066 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	$212,065	0.1
196,208 (1)	Navient Private Education Refi Loan Trust 2021-c 2021-CA A, 1.060%, 10/15/2069	172,976	0.1
100,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	95,545	0.0
170,389 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	162,596	0.1
177,586 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	161,987	0.0
18,641 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	18,143	0.0
17,760 (1)	Sofi Professional Loan Program Trust 2018-D A2FX, 3.600%, 02/25/2048	17,271	0.0
48,977 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	44,787	0.0
		1,415,871	0.4

	Total Asset-Backed Securities (Cost $12,647,025)	12,481,178	4.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.1%
500,000 (1)(3)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	304,215	0.1
500,000 (1)(3)	AREIT Trust 2021-CRE5 D, 8.093%, (TSFR1M + 2.764%), 11/17/2038	475,808	0.2
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	251,708	0.1
3,000,000 (3)(4)	BANK 2017-BNK8 XB, 0.229%, 11/15/2050	17,282	0.0
923,827 (3)(4)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	31,544	0.0
3,545,668 (3)(4)	BANK 2019-BN21 XA, 0.956%, 10/17/2052	121,349	0.1
434,000 (3)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 B, 3.879%, 02/15/2050	403,264	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,180,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	$11,715	0.0
943,826 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	33,692	0.0
650,000 (3)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	671,382	0.2
500,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 B, 7.020%, (TSFR1M + 1.692%), 03/15/2041	496,579	0.2
105,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	103,011	0.1
343,000 (1)(3)	BX Commercial Mortgage Trust 2021-IRON E, 7.793%, (TSFR1M + 2.464%), 02/15/2038	326,811	0.1
309,016 (1)(3)	BX Commercial Mortgage Trust 2021-XL2 B, 6.441%, (TSFR1M + 1.112%), 10/15/2038	304,675	0.1
250,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	250,555	0.1
635,846 (3)(4)	CD Mortgage Trust 2017-CD4 XA, 1.376%, 05/10/2050	17,727	0.0
400,000	Citigroup Commercial Mortgage Trust 2015-GC27 AS, 3.571%, 02/10/2048	394,113	0.1
839,619 (3)(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.047%, 07/10/2049	22,848	0.0
1,012,711 (3)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/2050	25,324	0.0
933,464 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.006%, 09/15/2050	20,369	0.0
1,154,621 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.826%, 06/10/2051	25,826	0.0
1,085,477 (3)(4)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.167%, 08/10/2056	43,380	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	$52,634	0.0
61,488 (3)	Comm Mortgage Trust 2013-CR13 C, 5.113%, 11/10/2046	57,883	0.0
2,380,000 (1)(3)(4)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	21,215	0.0
1,268,775 (3)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.779%, 02/10/2049	9,317	0.0
674,898 (3)(4)	COMM Mortgage Trust 2017-COR2 XA, 1.305%, 09/10/2050	18,549	0.0
130,000 (1)(3)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	113,624	0.1
500,000 (1)(3)	DK Trust 2024-SPBX C, 7.279%, (TSFR1M + 1.950%), 03/15/2034	497,924	0.2
350,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	350,727	0.1
450,000 (1)	ELM Trust 2024-ELM C15, 6.189%, 06/10/2039	451,008	0.2
1,631,005 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.967%, 11/25/2030	70,999	0.0
781,624 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	77,628	0.0
1,273,283 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.953%, 10/25/2035	81,647	0.0
848,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	43,445	0.0
300,000 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	234,681	0.1
500,000 (1)(3)	Great Wolf Trust 2024-WOLF A, 6.871%, (TSFR1M + 1.542%), 03/15/2039	499,717	0.2
227,167 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.871%, 06/10/2047	184	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,307,602 (3)(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.686%, 11/10/2049	$13,008	0.0
812,435 (3)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.154%, 05/10/2050	18,332	0.0
1,046,032 (3)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.171%, 02/10/2052	39,861	0.0
1,916,395 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.933%, 09/10/2052	66,800	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	81,062	0.0
1,295,243 (3)(4)	GS Mortgage Securities Trust 2020-GC47 XA, 1.241%, 05/12/2053	64,096	0.0
175,000 (1)(3)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	173,966	0.1
1,080,776 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.706%, 12/15/2049	11,114	0.0
1,215,762 (3)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.019%, 12/15/2047	2,017	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	56,842	0.0
3,136,741 (3)(4)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.728%, 11/15/2052	87,050	0.0
1,001,661 (4)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.410%, 05/15/2054	58,592	0.0
650,000 (1)(3)	PFP Ltd. 2023-10 A, 7.694%, (TSFR1M + 2.365%), 09/16/2038	654,089	0.2
1,825,964 (3)(4)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.077%, 03/15/2051	50,759	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	52,780	0.0
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	381,864	0.1
400,000 (1)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	309,708	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,046 (3)(4)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.735%, 08/15/2052	$124	0.0
500,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	501,901	0.2

	Total Commercial Mortgage-Backed Securities (Cost $9,845,320)	9,558,324	3.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
36,655 (3)	Alternative Loan Trust 2004-J7 M1, 5.189%, (TSFR1M + 1.134%), 10/25/2034	35,871	0.0
34,928	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	24,047	0.0
65,563 (3)	Alternative Loan Trust 2005-J2 1A12, 5.500%, (TSFR1M + 0.514%), 04/25/2035	50,061	0.0
15,051	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	7,328	0.0
71,338 (3)	Alternative Loan Trust 2006-19CB A12, 5.860%, (TSFR1M + 0.514%), 08/25/2036	33,006	0.0
22,380 (3)	Alternative Loan Trust 2007-23CB A3, 5.960%, (TSFR1M + 0.614%), 09/25/2037	8,564	0.0
96,450 (3)	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (TSFR1M + 0.714%), 03/25/2037	41,166	0.0
600,000 (1)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	469,261	0.2
18,365 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.805%, 09/25/2035	14,611	0.0
500,000 (1)(3)	Bellemeade Re Ltd. 2022-1 M1C, 9.035%, (SOFR30A + 3.700%), 01/26/2032	513,235	0.2
46,206 (3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.439%, 03/25/2036	34,389	0.0
24,134 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.560%, 09/25/2037	21,375	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.450%, (SOFR30A + 3.114%), 01/25/2040	$103,039	0.0
2,321	Fannie Mae REMIC Trust 2011-113 CL, 4.000%, 11/25/2041	58	0.0
2,819	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,570	0.0
415	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	380	0.0
82,398 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	73,202	0.0
902	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	854	0.0
3,266	Freddie Mac REMIC Trust 4495 PA, 3.500%, 09/15/2043	3,138	0.0
133,265 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.985%, (SOFR30A + 1.650%), 01/25/2034	134,172	0.1
600,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.085%, (SOFR30A + 3.750%), 12/25/2041	622,236	0.2
13,641 (3)	HomeBanc Mortgage Trust 2004-1 2A, 6.320%, (TSFR1M + 0.974%), 08/25/2029	13,017	0.0
26,363 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	25,415	0.0
130,621 (1)(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	109,640	0.1
200,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	187,287	0.1
7,048	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	5,911	0.0
281,328 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	276,101	0.1
273,761 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.235%, (SOFR30A + 2.900%), 02/25/2034	276,558	0.1
31,044 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 6.480%, (TSFR1M + 1.134%), 08/25/2045	29,297	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,545 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.796%, 10/25/2036	$11,832	0.0
18,565 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.394%, 08/25/2046	15,998	0.0
90,709 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.209%, 12/25/2036	78,527	0.0
46,998 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY7 2A2, 3.973%, 07/25/2037	39,076	0.0
14,582 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 6.440%, (TSFR1M + 1.094%), 10/25/2045	13,681	0.0
116,676 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 6.113%, (12MTA + 0.960%), 08/25/2046	58,780	0.0
9,009 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.890%, (TSFR1M + 0.544%), 06/25/2037	7,305	0.0
7,274 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.170%, 04/25/2036	6,752	0.0
11,369 (3)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 5.968%, 12/28/2037	9,726	0.0

	Total Collateralized Mortgage Obligations (Cost $3,620,844)	3,357,466	1.1

CORPORATE BONDS/NOTES: 0.3%
	Basic Materials: 0.1%
200,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	206,125	0.1

	Consumer, Non-cyclical: 0.1%
200,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	207,875	0.1

	Energy: 0.1%
120,000	Ecopetrol SA, 8.375%, 01/19/2036	118,200	0.0
200,000	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	172,625	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
200,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	$150,125	0.0
		440,950	0.1

	Technology: 0.0%
20,000	Fiserv, Inc., 2.750%, 07/01/2024	20,000	0.0

	Utilities: 0.0%
4,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	3,975	0.0
34,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	26,811	0.0
		30,786	0.0

	Total Corporate Bonds/Notes (Cost $946,877)	905,736	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%(6)
38,299	4.500%, 08/01/2041	37,209	0.0
149,740	4.500%, 09/01/2041	145,697	0.1
1,597	5.500%, 07/01/2037	1,605	0.0
1,196	6.500%, 12/01/2031	1,220	0.0
		185,731	0.1
	Federal National Mortgage Association: 0.1%(6)
305,899	4.500%, 09/01/2047	304,131	0.1
	Government National Mortgage Association: 0.0%
31,715	4.500%, 08/20/2041	30,947	0.0
61,108	4.500%, 09/15/2047	58,785	0.0
		89,732	0.0
	Uniform Mortgage-Backed Securities: 0.1%
11,898	4.500%, 11/01/2040	11,562	0.0
25,999	4.500%, 10/01/2041	25,215	0.0
148,435	5.000%, 05/01/2042	146,930	0.1
38,803	5.500%, 12/01/2036	38,918	0.0
103	7.000%, 10/01/2029	119	0.0
745	7.000%, 01/01/2032	766	0.0
		223,510	0.1

	Total U.S. Government Agency Obligations (Cost $879,749)	803,104	0.3

SOVEREIGN BONDS: 0.1%
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	158,300	0.0
200,000	Panama Government International Bond, 8.000%, 03/01/2038	211,450	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
50,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	$50,335	0.0

	Total Sovereign Bonds (Cost $449,686)	420,085	0.1

PURCHASED OPTIONS(7): 0.0%
	Total Purchased Options (Cost $14,914)	1,795	0.0
	Total Long-Term Investments (Cost $242,954,750)	279,921,101	90.5

SHORT-TERM INVESTMENTS: 7.8%
	U.S. Treasury Obligations: 0.9%
2,775,000 (8)	United States Treasury Bill, 4.860%, 07/11/2024 (Cost $2,770,960)	2,770,956	0.9

	Commercial Paper: 6.9%
1,250,000	American Electric Power Co., Inc., 6.790%, 07/09/2024	1,247,918	0.4
380,000	American Honda Finance Corp., 6.900%, 07/08/2024	379,428	0.1
2,000,000	AT&T, Inc., 6.660%, 07/10/2024	1,996,365	0.6
2,875,000	Barton Capital, 6.540%, 07/10/2024	2,869,874	0.9
2,000,000	Consolidated Edison, 16.550%, 07/01/2024	1,999,096	0.7
2,000,000	Entergy Corp., 10.980%, 07/02/2024	1,998,801	0.7
2,000,000	Fiserv, Inc., 6.690%, 07/10/2024	1,996,352	0.6
1,000,000	Kellanova, 4.980%, 07/10/2024	998,640	0.3
2,000,000	McCormick & Company, Inc., 6.580%, 07/11/2024	1,996,054	0.6
2,000,000	McDonald’s Corp., 6.660%, 07/10/2024	1,996,365	0.6
2,000,000	Sherwin-Williams Co., 6.910%, 07/08/2024	1,996,982	0.7

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Volkswagen Group, 7.160%, 07/08/2024	$1,996,876	0.7
	Total Commercial Paper (Cost $21,482,161)	21,472,751	6.9

	Total Short-Term Investments (Cost $24,253,121)	24,243,707	7.8
	Total Investments in Securities (Cost $267,207,871)	$304,164,808	98.3
	Assets in Excess of Other Liabilities	5,230,841	1.7
	Net Assets	$309,395,649	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,348,219	$684,352	$—	$8,032,571
Consumer Discretionary	10,127,094	1,741,040	—	11,868,134
Consumer Staples	5,287,763	1,343,725	—	6,631,488
Energy	4,079,789	666,561	—	4,746,350
Financials	11,500,275	3,392,937	—	14,893,212
Health Care	10,627,496	2,281,156	—	12,908,652
Industrials	10,530,775	2,719,790	—	13,250,565
Information Technology	27,617,352	1,615,210	—	29,232,562
Materials	2,763,702	1,349,794	—	4,113,496
Real Estate	2,749,690	403,804	—	3,153,494
Utilities	2,463,848	565,282	—	3,029,130
Total Common Stock	95,096,003	16,763,651	—	111,859,654
Asset-Backed Securities	—	12,481,178	—	12,481,178
Collateralized Mortgage Obligations	—	3,357,466	—	3,357,466
Commercial Mortgage-Backed Securities	—	9,558,324	—	9,558,324
Corporate Bonds/Notes	—	905,736	—	905,736
Exchange-Traded Funds	13,064,798	—	—	13,064,798
Mutual Funds	99,208,387	—	—	99,208,387
Preferred Stock	—	161,925	—	161,925
Purchased Options	1,767	28	—	1,795
Short-Term Investments	—	24,243,707	—	24,243,707
Sovereign Bonds	—	420,085	—	420,085
U.S. Government Agency Obligations	—	803,104	—	803,104
U.S. Treasury Obligations	—	28,098,649	—	28,098,649
Total Investments, at fair value	$207,370,955	$96,793,853	$—	$304,164,808
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	5,956	—	5,956
Forward Foreign Currency Contracts	—	53	—	53
Forward Premium Swaptions	—	49,060	—	49,060
Futures	27,917	—	—	27,917
Total Assets	$207,398,872	$96,848,922	$—	$304,247,794
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(14,234)	$—	$(14,234)
Forward Foreign Currency Contracts	—	(225)	—	(225)
Forward Premium Swaptions	—	(3,111)	—	(3,111)
Futures	(121,196)	—	—	(121,196)
OTC volatility swaps	—	(8,021)	—	(8,021)
Written Options	(3,902)	—	—	(3,902)
Total Liabilities	$(125,098)	$(25,591)	$—	$(150,689)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund - Class R6	$21,287,211	$1,527,070	$(377,448)	$(140,467)	$22,296,366	$507,262	$(2,448)	$—
Voya Small Cap Growth Fund - Class R6	3,120,362	—	(293,388)	307,014	3,133,988	—	50,732	—
Voya Small Company Fund - Class R6	6,080,812	247,200	(185,140)	(84,548)	6,058,324	—	14,860	—
Voya U.S. Stock Index Portfolio - Class I	55,531,356	4,358,289	(4,055,394)	7,672,821	63,507,072	—	674,606	—
Voya VACS Series HYB Fund	4,099,179	161,208	—	(47,750)	4,212,637	161,222	—	—
	$90,118,920	$6,293,767	$(4,911,370)	$7,707,070	$99,208,387	$668,484	$737,750	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,644	EUR	16,401	Morgan Stanley Capital Services LLC	08/02/24	$53
EUR	16,401	USD	17,814	Morgan Stanley Capital Services LLC	08/02/24	(222)
EUR	1,533	USD	1,647	UBS AG	08/02/24	(3)
						$(172)

At June 30, 2024, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	81	09/30/24	$16,541,719	$17,739
U.S. Treasury 5-Year Note	80	09/30/24	8,526,250	(12,417)
U.S. Treasury 10-Year Note	100	09/19/24	10,998,437	(38,056)
U.S. Treasury Long Bond	12	09/19/24	1,419,750	10,178
U.S. Treasury Ultra 10-Year Note	27	09/19/24	3,065,344	(19,805)
U.S. Treasury Ultra Long Bond	50	09/19/24	6,267,188	(50,918)
			$46,818,688	$(93,279)

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.000%	Monthly	08/14/28	MXN	5,258,000	$(6,397)	$(6,397)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.860	Monthly	08/09/28	MXN	5,298,000	(7,837)	(7,837)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	4,698,900	5,956	5,956
								$(8,278)	$(8,278)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	2,000	$(875)	$(875)

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
	USD vs. CAD Spot Exchange
Receive	Rate	5.555%	BNP Paribas	10/10/24	USD	1,000	$(713)	$(713)
	GBP vs. USD Spot Exchange
Receive	Rate	6.625%	BNP Paribas	09/17/24	USD	1,000	(504)	(504)
	USD vs. CAD Spot Exchange
Receive	Rate	5.200%	Deutsche Bank AG	09/13/24	USD	2,000	(901)	(901)
	GBP vs. USD Spot Exchange
Receive	Rate	6.600%	Deutsche Bank AG	09/17/24	USD	1,000	(480)	(480)
	USD vs. CAD Spot Exchange
Receive	Rate	5.250%	Goldman Sachs International	09/19/24	USD	2,000	(860)	(860)
	GBP vs. USD Spot Exchange
Receive	Rate	6.525%	Goldman Sachs International	09/17/24	USD	1,000	(405)	(405)
	GBP vs. USD Spot Exchange
Receive	Rate	6.675%	Goldman Sachs International	09/19/24	USD	4,000	(2,025)	(2,025)
	USD vs. CAD Spot Exchange
Receive	Rate	5.555%	Standard Chartered Bank	10/10/24	USD	1,000	(714)	(714)
	USD vs. CAD Spot Exchange
Receive	Rate	5.200%	UBS AG	10/03/24	USD	2,000	(544)	(544)
							$(8,021)	$(8,021)

(1)	Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Balanced Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	11	EUR	2,658,837	$1,504	$883
3-Month Euribor	Call	12/16/24	97.38 EUR	11	EUR	2,658,838	2,994	884
							$4,498	$1,767

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Balanced Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	11	EUR	2,658,837	$2,965	$(3,313)
3-Month Euribor	Call	12/16/24	97.63 EUR	11	EUR	2,658,838	1,773	(589)
							$4,738	$(3,902)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	210,000	$10,416	$28
						$10,416	$28

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	439,500	$(76,913)	$11,176
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	740,000	(130,980)	17,895
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	925,000	(166,500)	19,989
								$(374,393)	$49,060

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	753,000	$20,564	$(3,111)
								$20,564	$(3,111)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$28
Interest rate contracts	Investments in securities at value*	1,767
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	53
Interest rate contracts	Unrealized appreciation on forward premium swaptions	49,060
Interest rate contracts	Variation margin receivable on futures contracts**	27,917
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,956
Total Asset Derivatives		$84,781

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$225
Interest rate contracts	Unrealized depreciation on forward premium swaptions	3,111
Interest rate contracts	Variation margin payable on futures contracts**	121,196
Interest rate contracts	Variation margin payable on centrally cleared swaps**	14,234
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	8,021
Interest rate contracts	Written options, at fair value	3,902
Total Liability Derivatives		$150,689

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(4,267)	$—	$—	$(4,267)
Foreign exchange contracts	—	(498)	—	—	—	(498)
Interest rate contracts	(25,476)	—	(58,852)	(98,248)	75,911	(106,665)
Total	$(25,476)	$(498)	$(63,119)	$(98,248)	$75,911	$(111,430)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(658)	$(516)	$—	$(8,021)	$—	$(9,195)
Interest rate contracts	62,947	—	(504,550)	(1,222)	5,314	(437,511)
Total	$62,289	$(516)	$(504,550)	$(9,243)	$5,314	$(446,706)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Barclays Bank PLC	BNP Paribas	Deutsche Bank AG	Goldman Sachs International	Morgan Stanley Capital Services LLC	Standard Chartered Bank	UBS AG	Total
Assets:
Purchased options	$—	$28	$—	$—	$—	$—	$—	$28
Forward foreign currency contracts	—	—	—	—	53	—	—	53
Forward premium swaptions	49,060	—	—	—	—	—	—	49,060
Total Assets	$49,060	$28	$—	$—	$53	$—	$—	$49,141
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$222	$—	$3	$225
Forward premium swaptions	—	—	—	—	—	—	3,111	3,111
Volatility Swaps	—	2,092	1,381	3,290	—	714	544	8,021
Total Liabilities	$—	$2,092	$1,381	$3,290	$222	$714	$3,658	$11,357
Net OTC derivative instruments by counterparty, at fair value	$49,060	$(2,064)	$(1,381)	$(3,290)	$(169)	$(714)	$(3,658)	$37,784
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$714	$—	$714
Net Exposure(1)(2)	$49,060	$(2,064)	$(1,381)	$(3,290)	$(169)	$—	$(3,658)	$38,498

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had pledged $1,600 in cash collateral to Standard Chartered Bank. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $269,878,228.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,774,088
Gross Unrealized Depreciation	(6,557,183)
Net Unrealized Appreciation	$34,216,905

See Accompanying Notes to Financial Statements

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Australia: 2.5%
56,514	Ampol Ltd.	$1,215,527	0.3
314,666	Aurizon Holdings Ltd.	764,397	0.2
201,540 (1)	Brambles Ltd.	1,944,842	0.4
104,919	Computershare Ltd.	1,835,010	0.4
442,684	Medibank Pvt Ltd.	1,097,108	0.2
208,241	QBE Insurance Group Ltd.	2,403,848	0.5
1,001,159	Telstra Group Ltd.	2,417,011	0.5
		11,677,743	2.5

	Bermuda: 0.5%
33,910	Axis Capital Holdings Ltd.	2,395,742	0.5

	Canada: 3.6%
16,860 (2)	Canadian Imperial Bank of Commerce	801,684	0.2
88,442	Cenovus Energy, Inc.	1,738,391	0.4
17,730	iA Financial Corp., Inc.	1,113,398	0.2
96,772	Keyera Corp.	2,680,232	0.6
48,661 (2)	Parkland Corp.	1,364,094	0.3
39,996	Pembina Pipeline Corp.	1,484,008	0.3
12,318	Rogers Communications, Inc. - Class B	455,605	0.1
77,351	Suncor Energy, Inc.	2,948,616	0.6
60,854	TELUS Corp.	921,228	0.2
15,147	Thomson Reuters Corp.	2,553,306	0.5
10,700 (2)	West Fraser Timber Co. Ltd.	821,789	0.2
		16,882,351	3.6

	Denmark: 0.6%
96,374	Danske Bank A/S	2,874,454	0.6

	France: 2.3%
82,323	AXA SA	2,697,827	0.6
33,350	Carrefour SA	472,578	0.1
10,220	Cie de Saint-Gobain	794,852	0.2
14,195	Cie Generale des Etablissements Michelin SCA	548,653	0.1
23,956	Danone SA	1,467,300	0.3
60,479	Getlink SE	1,001,375	0.2
232,298	Orange SA	2,330,068	0.5
15,202	Sanofi	1,466,129	0.3
		10,778,782	2.3

	Germany: 1.4%
7,648	Allianz SE	2,124,087	0.5
32,244	Daimler Truck Holding AG	1,285,992	0.3
82,463	Deutsche Telekom AG, Reg	2,072,750	0.4
12,929 (3)	Scout24 SE	987,825	0.2
		6,470,654	1.4

	Hong Kong: 1.0%
614,500	BOC Hong Kong Holdings Ltd.	1,896,159	0.4
122,000	CK Asset Holdings Ltd.	457,020	0.1
143,000	CK Hutchison Holdings Ltd.	682,121	0.2
19,200	Jardine Matheson Holdings Ltd.	681,600	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
179,500	Power Assets Holdings Ltd.	$970,103	0.2
		4,687,003	1.0

	Israel: 0.2%
106,480	Bank Leumi Le-Israel BM	867,981	0.2

	Italy: 1.6%
834,134	Intesa Sanpaolo SpA	3,099,988	0.6
99,317 (3)	Poste Italiane SpA	1,263,764	0.3
91,676	UniCredit SpA	3,392,566	0.7
		7,756,318	1.6

	Japan: 6.8%
112,900	Central Japan Railway Co.	2,447,348	0.5
111,000	Chubu Electric Power Co., Inc.	1,311,279	0.3
47,900	Dai-ichi Life Holdings, Inc.	1,282,755	0.3
49,600	Daiwa House Industry Co. Ltd.	1,262,810	0.3
1,600	Disco Corp.	609,439	0.1
401,700	ENEOS Holdings, Inc.	2,070,142	0.4
4,900	Hoya Corp.	573,003	0.1
35,200	Japan Airlines Co. Ltd.	556,160	0.1
123,300	Japan Post Bank Co. Ltd.	1,170,730	0.3
103,500	Japan Post Holdings Co. Ltd.	1,028,762	0.2
107,900 (2)	Japan Tobacco, Inc.	2,921,872	0.6
65,600	JFE Holdings, Inc.	946,781	0.2
33,700 (2)	Kirin Holdings Co. Ltd.	435,323	0.1
37,200 (2)	Nippon Express Holdings, Inc.	1,721,636	0.4
1,323,100	Nippon Telegraph & Telephone Corp.	1,251,128	0.3
21,900	Nitto Denko Corp.	1,737,039	0.4
19,500	Nomura Real Estate Holdings, Inc.	490,881	0.1
45,000	Ono Pharmaceutical Co. Ltd.	614,849	0.1
34,200	Otsuka Corp.	659,654	0.1
11,400	Otsuka Holdings Co. Ltd.	481,613	0.1
23,600	Secom Co. Ltd.	1,397,687	0.3
102,900	Sekisui Chemical Co. Ltd.	1,428,520	0.3
115,800	Sekisui House Ltd.	2,573,678	0.5
20,600	Sumitomo Corp.	517,512	0.1
48,600	Takeda Pharmaceutical Co. Ltd.	1,260,599	0.3
35,400	Trend Micro, Inc./Japan	1,442,933	0.3
		32,194,133	6.8

	Jordan: 0.1%
23,291	Hikma Pharmaceuticals PLC	554,929	0.1

	Netherlands: 0.9%
5,261	BE Semiconductor Industries NV	878,857	0.2
61,627	NN Group NV	2,864,330	0.6
4,277	Wolters Kluwer NV	706,297	0.1
		4,449,484	0.9

	New Zealand: 0.1%
190,293	Spark New Zealand Ltd.	482,174	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway: 0.2%
104,902	Telenor ASA	$1,195,708	0.2

	Singapore: 0.8%
86,400	DBS Group Holdings Ltd.	2,275,673	0.5
1,564,400	Genting Singapore Ltd.	994,399	0.2
56,900	Oversea-Chinese Banking Corp. Ltd.	604,243	0.1
		3,874,315	0.8

	Spain: 1.9%
34,640	ACS Actividades de Construccion y Servicios SA	1,496,170	0.3
7,375 (3)	Aena SME SA	1,493,417	0.3
53,135	Industria de Diseno Textil SA	2,636,739	0.6
103,010	Repsol SA	1,633,603	0.4
372,907 (2)	Telefonica SA	1,579,725	0.3
		8,839,654	1.9

	Sweden: 0.6%
42,548	Essity AB - Class B	1,087,732	0.2
38,358	SKF AB - Class B	770,891	0.2
57,330	Swedbank AB - Class A	1,180,898	0.2
		3,039,521	0.6

	Switzerland: 1.5%
37,526	Holcim AG	3,317,001	0.7
36,203	Novartis AG, Reg	3,854,594	0.8
		7,171,595	1.5

	United Kingdom: 3.4%
145,126	BAE Systems PLC	2,417,301	0.5
237,010	BP PLC	1,426,978	0.3
114,439	British American Tobacco PLC	3,515,515	0.7
399,161	Centrica PLC	680,365	0.1
36,451	Compass Group PLC	993,043	0.2
54,801	Imperial Brands PLC	1,402,288	0.3
67,870	Pearson PLC	847,502	0.2
86,816	Sage Group PLC	1,189,402	0.3
58,251	Smiths Group PLC	1,253,359	0.3
65,841	Standard Chartered PLC	594,506	0.1
601,095	Vodafone Group PLC	531,870	0.1
34,059	Whitbread PLC	1,278,213	0.3
		16,130,342	3.4

	United States: 68.6%
41,367	AbbVie, Inc.	7,095,268	1.5
6,425	Acuity Brands, Inc.	1,551,252	0.3
17,647	AECOM	1,555,407	0.3
10,461	Allison Transmission Holdings, Inc.	793,990	0.2
19,696	Allstate Corp.	3,144,663	0.7
8,443	Alphabet, Inc. - Class A	1,537,892	0.3
87,683	Altria Group, Inc.	3,993,961	0.8
28,616	Amdocs Ltd.	2,258,375	0.5
10,622	American Electric Power Co., Inc.	931,974	0.2
6,765	American Financial Group, Inc.	832,230	0.2
1,432	Ameriprise Financial, Inc.	611,736	0.1
14,477	AmerisourceBergen Corp.	3,261,668	0.7
14,845	AMETEK, Inc.	2,474,810	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
7,519	Aon PLC - Class A	$2,207,428	0.5
8,619	Applied Materials, Inc.	2,033,998	0.4
13,948	Assurant, Inc.	2,318,855	0.5
86,698	AT&T, Inc.	1,656,799	0.4
16,574	Automatic Data Processing, Inc.	3,956,048	0.8
21,238	Avnet, Inc.	1,093,545	0.2
79,723	Baker Hughes Co.	2,803,858	0.6
16,459	Black Hills Corp.	895,040	0.2
90,829	Bristol-Myers Squibb Co.	3,772,128	0.8
51,481	Brixmor Property Group, Inc.	1,188,696	0.3
13,192	Broadridge Financial Solutions, Inc.	2,598,824	0.5
16,091	Brown & Brown, Inc.	1,438,696	0.3
4,786	Cabot Corp.	439,785	0.1
7,457	Capital One Financial Corp.	1,032,422	0.2
26,315	Cardinal Health, Inc.	2,587,291	0.5
16,614	Cboe Global Markets, Inc.	2,825,377	0.6
5,128	Chevron Corp.	802,122	0.2
12,035	Cigna Group	3,978,410	0.8
3,777	Cintas Corp.	2,644,882	0.6
116,553	Cisco Systems, Inc.	5,537,433	1.2
55,111	Citigroup, Inc.	3,497,344	0.7
14,407	Civitas Resources, Inc.	994,083	0.2
18,370	CME Group, Inc.	3,611,542	0.8
32,176	CNO Financial Group, Inc.	891,919	0.2
25,386	Coca-Cola Co.	1,615,819	0.3
33,331	Colgate-Palmolive Co.	3,234,440	0.7
47,004	Comcast Corp. - Class A	1,840,677	0.4
39,131	Commerce Bancshares, Inc.	2,182,727	0.5
36,802	ConocoPhillips	4,209,413	0.9
103,058	Coterra Energy, Inc.	2,748,557	0.6
18,552	CSX Corp.	620,564	0.1
53,826	CVS Health Corp.	3,178,963	0.7
60,227	Dow, Inc.	3,195,042	0.7
21,906	DTE Energy Co.	2,431,785	0.5
42,065	Edison International	3,020,688	0.6
47,240	Element Solutions, Inc.	1,281,149	0.3
8,278	Elevance Health, Inc.	4,485,517	0.9
27,082	Entergy Corp.	2,897,774	0.6
3,864	EOG Resources, Inc.	486,362	0.1
36,381	Equitable Holdings, Inc.	1,486,528	0.3
37,504	Equity Residential	2,600,527	0.5
39,413	Essent Group Ltd.	2,214,616	0.5
53,674	Evergy, Inc.	2,843,112	0.6
21,906	Fortive Corp.	1,623,235	0.3
51,608	Gaming and Leisure Properties, Inc.	2,333,198	0.5
46,188	General Mills, Inc.	2,921,853	0.6
27,687	General Motors Co.	1,286,338	0.3
76,406	Genpact Ltd.	2,459,509	0.5
13,734	Genuine Parts Co.	1,899,687	0.4
58,140	Gilead Sciences, Inc.	3,988,985	0.8
53,022	H&R Block, Inc.	2,875,383	0.6
30,994	Hartford Financial Services Group, Inc.	3,116,137	0.7

See Accompanying Notes to Financial Statements

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
29,016	Hewlett Packard Enterprise Co.	$614,269	0.1
5,754	Hilton Worldwide Holdings, Inc.	1,255,523	0.3
61,472	Host Hotels & Resorts, Inc.	1,105,267	0.2
5,242	Humana, Inc.	1,958,673	0.4
19,335	Ingredion, Inc.	2,217,724	0.5
19,173	International Bancshares Corp.	1,096,887	0.2
11,873	International Business Machines Corp.	2,053,435	0.4
20,758	Iridium Communications, Inc.	552,578	0.1
53,680	Johnson & Johnson	7,845,869	1.7
24,632	Kimberly-Clark Corp.	3,404,142	0.7
1,663	KLA Corp.	1,371,160	0.3
62,839	Kraft Heinz Co.	2,024,673	0.4
22,349	Leidos Holdings, Inc.	3,260,272	0.7
39,265	Loews Corp.	2,934,666	0.6
12,163	LyondellBasell Industries NV - Class A	1,163,513	0.2
10,868	ManpowerGroup, Inc.	758,586	0.2
11,530	Marathon Petroleum Corp.	2,000,224	0.4
15,579	Marsh & McLennan Cos., Inc.	3,282,807	0.7
4,371	McKesson Corp.	2,552,839	0.5
38,477	Merck & Co., Inc.	4,763,453	1.0
36,118	MetLife, Inc.	2,535,122	0.5
137,594	MGIC Investment Corp.	2,965,151	0.6
13,161	Molson Coors Beverage Co. - Class B	668,974	0.1
8,058	Mondelez International, Inc. - Class A	527,315	0.1
866	Monolithic Power Systems, Inc.	711,575	0.2
26,747	MSC Industrial Direct Co., Inc. - Class A	2,121,305	0.4
34,638	National Fuel Gas Co.	1,877,033	0.4
24,780	NetApp, Inc.	3,191,664	0.7
3,342	NewMarket Corp.	1,723,035	0.4
71,948	NiSource, Inc.	2,072,822	0.4
20,920	NorthWestern Corp.	1,047,674	0.2
15,155	NVIDIA Corp.	1,872,249	0.4
58,901	OGE Energy Corp.	2,102,766	0.4
11,874	ONE Gas, Inc.	758,155	0.2
25,619	OneMain Holdings, Inc.	1,242,265	0.3
40,961	ONEOK, Inc.	3,340,369	0.7
7,544	Owens Corning	1,310,544	0.3
60,486	Park Hotels & Resorts, Inc.	906,080	0.2
36,708	PepsiCo, Inc.	6,054,250	1.3
60,971	PG&E Corp.	1,064,554	0.2
49,732	Philip Morris International, Inc.	5,039,344	1.1
26,776	Phillips 66	3,779,968	0.8
10,307	PPG Industries, Inc.	1,297,548	0.3
14,838	Procter & Gamble Co.	2,447,083	0.5
10,317	Prosperity Bancshares, Inc.	630,781	0.1
17,290	Prudential Financial, Inc.	2,026,215	0.4
15,131	Qualcomm, Inc.	3,013,793	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
11,336	Regency Centers Corp.	$705,099	0.2
14,344	Reinsurance Group of America, Inc.	2,944,393	0.6
2,568	Republic Services, Inc.	499,065	0.1
172,195	Rithm Capital Corp.	1,878,647	0.4
56,738	Rollins, Inc.	2,768,247	0.6
25,481	RPM International, Inc.	2,743,794	0.6
13,468	Ryder System, Inc.	1,668,416	0.4
39,152	Sabra Health Care REIT, Inc.	602,941	0.1
29,946	Sempra Energy	2,277,693	0.5
8,046	Sherwin-Williams Co.	2,401,168	0.5
5,381	Skyworks Solutions, Inc.	573,507	0.1
37,547	SLM Corp.	780,602	0.2
10,013	Snap-on, Inc.	2,617,298	0.6
42,569	SS&C Technologies Holdings, Inc.	2,667,799	0.6
40,274	Synchrony Financial	1,900,530	0.4
22,210	Tapestry, Inc.	950,366	0.2
34,983	TEGNA, Inc.	487,663	0.1
12,382	Texas Roadhouse, Inc.	2,126,113	0.4
7,454	Tradeweb Markets, Inc. - Class A	790,124	0.2
15,313	Travelers Cos., Inc.	3,113,745	0.7
15,358	UnitedHealth Group, Inc.	7,821,215	1.7
56,699	Unum Group	2,897,886	0.6
21,613	Valero Energy Corp.	3,388,054	0.7
135,950	Verizon Communications, Inc.	5,606,578	1.2
95,356	VICI Properties, Inc.	2,730,996	0.6
9,395	Visa, Inc. - Class A	2,465,906	0.5
4,991	Watts Water Technologies, Inc. - Class A	915,200	0.2
87,477	Wells Fargo & Co.	5,195,259	1.1
157,554	Wendy’s Co.	2,672,116	0.6
8,964	Xcel Energy, Inc.	478,767	0.1
		325,141,717	68.6

	Total Common Stock
	(Cost $430,238,942)	467,464,600	98.6

EXCHANGE-TRADED FUNDS: 0.8%
21,063	iShares MSCI EAFE Value ETF	1,117,181	0.2
16,208	iShares Russell 1000 Value ETF	2,827,810	0.6
		3,944,991	0.8

	Total Exchange-Traded Funds
	(Cost $3,980,360)	3,944,991	0.8

PREFERRED STOCK: 0.2%
	Germany: 0.2%
16,067	Porsche Automobil Holding SE	725,134	0.2

	Total Preferred Stock
	(Cost $800,314)	725,134	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Germany (continued)
	Total Long-Term Investments
	(Cost $435,019,616)	$472,134,725	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.6%
431,377 (4)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $431,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $440,005, due 10/01/27-01/01/57)	431,377	0.1
1,799,996 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,800,799, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,835,996, due 08/08/24-04/20/74)	1,799,996	0.4
1,799,996 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,800,799, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,835,996, due 04/30/27-04/20/72)	1,799,996	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,799,996 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,800,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,835,996, due 01/15/25-11/01/53)	$1,799,996	0.4
1,700,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,700,762, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,730,685, due 10/15/25-02/15/53)	1,700,000	0.3
	Total Repurchase Agreements
	(Cost $7,531,365)	7,531,365	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
64,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $64,000)	$64,000	0.0

	Total Short-Term Investments
	(Cost $7,595,365)	7,595,365	1.6
	Total Investments in Securities
	(Cost $442,614,981)	$479,730,090	101.2
	Liabilities in Excess of Other Assets	(5,765,543)	(1.2)
	Net Assets	$473,964,547	100.0

See Accompanying Notes to Financial Statements

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$11,677,743	$—	$11,677,743
Bermuda	2,395,742	—	—	2,395,742
Canada	16,882,351	—	—	16,882,351
Denmark	—	2,874,454	—	2,874,454
France	—	10,778,782	—	10,778,782
Germany	—	6,470,654	—	6,470,654
Hong Kong	681,600	4,005,403	—	4,687,003
Israel	—	867,981	—	867,981
Italy	—	7,756,318	—	7,756,318
Japan	—	32,194,133	—	32,194,133
Jordan	—	554,929	—	554,929
Netherlands	—	4,449,484	—	4,449,484
New Zealand	482,174	—	—	482,174
Norway	1,195,708	—	—	1,195,708
Singapore	—	3,874,315	—	3,874,315
Spain	—	8,839,654	—	8,839,654
Sweden	—	3,039,521	—	3,039,521
Switzerland	—	7,171,595	—	7,171,595
United Kingdom	—	16,130,342	—	16,130,342
United States	325,141,717	—	—	325,141,717
Total Common Stock	346,779,292	120,685,308	—	467,464,600
Exchange-Traded Funds	3,944,991	—	—	3,944,991
Preferred Stock	—	725,134	—	725,134
Short-Term Investments	64,000	7,531,365	—	7,595,365
Total Investments, at fair value	$350,788,283	$128,941,807	$—	$479,730,090

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $443,739,226.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,678,279
Gross Unrealized Depreciation	(16,736,477)
Net Unrealized Appreciation	$35,941,802

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 55.7%
134,000,000 (1)	United States Treasury Bill, 5.120%, 07/23/2024	$133,570,084	16.0
19,000,000 (1)	United States Treasury Bill, 5.280%, 08/20/2024	18,861,194	2.3
31,000,000 (1)	United States Treasury Bill, 5.290%, 09/19/2024	30,638,505	3.7
20,000,000 (1)	United States Treasury Bill, 5.310%, 10/29/2024	19,654,900	2.4
36,750,000 (1)	United States Treasury Bill, 5.320%, 11/14/2024	36,032,579	4.3
27,500,000 (1)	United States Treasury Bill, 5.320%, 12/05/2024	26,882,358	3.2
41,750,000 (1)	United States Treasury Bill, 5.340%, 10/08/2024	41,149,465	5.0
9,250,000 (2)	United States Treasury Floating Rate Notes, 4.931%, (USBMMY3M + 0.200%), 01/31/2025	9,257,954	1.1
110,250,000 (2)	United States Treasury Floating Rate Notes, 5.347%, (USBMMY3M + 0.037%), 07/31/2024	110,250,668	13.2
37,750,000 (2)	United States Treasury Floating Rate Notes, 5.450%, (USBMMY3M + 0.140%), 10/31/2024	37,762,942	4.5
		464,060,649	55.7

	Total U.S. Treasury Debt
	(Cost $464,060,649)	464,060,649	55.7

U.S. GOVERNMENT AGENCY DEBT: 18.6%
1,000,000 (2)	Federal Farm Credit Banks Funding Corp., 5.410%, (SOFRRATE + 0.080%), 11/08/2024	1,000,004	0.1
33,000,000 (1)	Federal Home Loan Bank Discount Notes, 15.970%, 07/01/2024	33,000,000	4.0
18,250,000	Federal Home Loan Banks, 1.150%, 12/10/2024	17,924,816	2.2
400,000	Federal Home Loan Banks, 2.875%, 09/13/2024	397,893	0.0
36,500,000 (2)	Federal Home Loan Banks, 5.330%, (SOFRRATE + 0.000%), 07/09/2024	36,500,000	4.4
18,250,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 08/27/2024	18,250,000	2.2
18,250,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/23/2024	18,250,000	2.2
9,000,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/24/2024	9,000,000	1.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
9,500,000 (2)	Federal Home Loan Banks, 5.350%, (SOFRRATE + 0.020%), 01/02/2025	$9,500,000	1.1
1,250,000	Federal Home Loan Banks, 5.370%, 05/20/2025	1,249,463	0.2
9,250,000 (2)	Federal Home Loan Banks 0004, 5.335%, (SOFRRATE + 0.005%), 08/26/2024	9,250,000	1.1
		154,322,176	18.6

	Total U.S. Government Agency Debt
	(Cost $154,322,176)	154,322,176	18.6

U.S. TREASURY REPURCHASE AGREEMENTS: 22.6%
188,349,000	Deutsche Bank, Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 $188,432,658 to be received upon repurchase (Collateralized by $207,660,700, various U.S. Treasuries, 0.375-3.75%, Market Value plus accrued interest $192,115,989 due 12/31/25-5/31/30)	188,349,000	22.6

	Total U.S. Treasury Repurchase Agreements
	(Cost $188,349,000)	188,349,000	22.6

	Total Investments in Securities
	(Cost $806,731,825)	$806,731,825	96.9
	Assets in Excess of Other Liabilities	26,156,667	3.1
	Net Assets	$832,888,492	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2024, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$154,322,176	$—	$154,322,176
U.S. Treasury Debt	—	464,060,649	—	464,060,649
U.S. Treasury Repurchase Agreements	—	188,349,000	—	188,349,000
Total Investments, at fair value	$—	$806,731,825	$—	$806,731,825

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2024:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$188,349,000	$(188,349,000)	$—
Totals	$188,349,000	$(188,349,000)	$—

(1)	Collateral with a fair value of $192,115,989 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 7.5%
2,532,002	AT&T, Inc.	$48,386,558	2.1
194,760	Meta Platforms, Inc. - Class A	98,201,887	4.2
646,561 (1)	Pinterest, Inc. - Class A	28,493,944	1.2
		175,082,389	7.5

	Consumer Discretionary: 10.1%
659,281 (1)	Amazon.com, Inc.	127,406,053	5.4
176,042	Dollar General Corp.	23,278,034	1.0
650,376	Las Vegas Sands Corp.	28,779,138	1.2
253,666	PVH Corp.	26,855,619	1.2
715,291	Tapestry, Inc.	30,607,302	1.3
		236,926,146	10.1

	Consumer Staples: 5.6%
1,380,020	Kenvue, Inc.	25,088,763	1.1
789,844	Kraft Heinz Co.	25,448,774	1.1
539,461	McCormick & Co., Inc.	38,269,363	1.6
428,966	Philip Morris International, Inc.	43,467,125	1.8
		132,274,025	5.6

	Energy: 4.0%
793,970	BP PLC, ADR	28,662,317	1.2
399,734 (2)	Chesapeake Energy Corp.	32,854,138	1.4
292,280	ConocoPhillips	33,430,986	1.4
		94,947,441	4.0

	Financials: 9.9%
249,319	Apollo Global Management, Inc.	29,437,094	1.2
123,398	Arthur J Gallagher & Co.	31,998,335	1.4
1,425,394	Bank of America Corp.	56,687,919	2.4
337,042	Bank of New York Mellon Corp.	20,185,446	0.9
189,905	Hartford Financial Services Group, Inc.	19,093,049	0.8
288,033	Intercontinental Exchange, Inc.	39,428,837	1.7
281,527	Raymond James Financial, Inc.	34,799,553	1.5
		231,630,233	9.9

	Health Care: 12.8%
290,150	Abbott Laboratories	30,149,487	1.3
226,686	AbbVie, Inc.	38,881,183	1.7
124,163	Amgen, Inc.	38,794,729	1.7
85,183	Cigna Group	28,158,944	1.2
44,485	Elevance Health, Inc.	24,104,642	1.0
89,929	HCA Healthcare, Inc.	28,892,389	1.2
119,088	Stryker Corp.	40,519,692	1.7
77,624	Thermo Fisher Scientific, Inc.	42,926,072	1.8
61,162 (1)	Vertex Pharmaceuticals, Inc.	28,667,853	1.2
		301,094,991	12.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 8.2%
155,094	Booz Allen Hamilton Holding Corp.	$23,868,967	1.0
587,695 (1)	Copart, Inc.	31,829,561	1.4
168,288	Dover Corp.	30,367,570	1.3
191,641	Emerson Electric Co.	21,111,172	0.9
337,521	Ingersoll Rand, Inc.	30,660,408	1.3
62,077	Parker-Hannifin Corp.	31,399,167	1.3
50,075 (1)	Saia, Inc.	23,750,072	1.0
		192,986,917	8.2

	Information Technology: 33.7%
110,874	Accenture PLC - Class A	33,640,280	1.4
374,926 (1)	Advanced Micro Devices, Inc.	60,816,746	2.6
848,671	Apple, Inc.	178,747,086	7.6
52,599	Broadcom, Inc.	84,449,273	3.6
1,060,439 (1)	Dropbox, Inc. - Class A	23,828,064	1.0
402,882	Micron Technology, Inc.	52,991,070	2.3
419,789	Microsoft Corp.	187,624,694	8.0
232,262	Salesforce, Inc.	59,714,560	2.5
310,619	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,988,688	2.3
147,319	Visa, Inc. - Class A	38,666,818	1.6
79,060 (1)	Workday, Inc. - Class A	17,674,654	0.8
		792,141,933	33.7

	Materials: 2.2%
547,268	Alcoa Corp.	21,770,321	0.9
220,665	CF Industries Holdings, Inc.	16,355,690	0.7
45,642	Reliance Steel & Aluminum Co.	13,035,355	0.6
		51,161,366	2.2

	Real Estate: 1.7%
394,168	Welltower, Inc.	41,092,014	1.7

	Utilities: 4.0%
336,211	Duke Energy Corp.	33,698,428	1.4
381,131	NextEra Energy, Inc.	26,987,886	1.2
459,337	Public Service Enterprise Group, Inc.	33,853,137	1.4
		94,539,451	4.0

	Total Common Stock
	(Cost $1,873,662,877)	2,343,876,906	99.7

OTHER(3): 0.0%
	Utilities: 0.0%
10,000,000 (4)(5)	Southern Energy	—	0.0

	Total Other
	(Cost $—)	—	0.0

	Total Long-Term Investments
	(Cost $1,873,662,877)	2,343,876,906	99.7

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.5%
3,849,247 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $3,850,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,926,232, due 08/08/24-04/20/74)	$3,849,247	0.2
1,047,717 (6)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,048,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,068,671, due 04/30/27-04/20/72)	1,047,717	0.0
3,849,247 (6)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $3,850,968, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,926,233, due 01/15/25-11/01/53)	3,849,247	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,700,000 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $3,701,657, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $3,766,784, due 10/15/25-02/15/53)	$3,700,000	0.1
	Total Repurchase Agreements
	(Cost $12,446,211)	12,446,211	0.5

	Time Deposits: 0.2%
380,000 (6)	BNP Paribas SA, 5.290%, 07/01/2024
	(Cost $380,000)	380,000	0.1
380,000 (6)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024
	(Cost $380,000)	380,000	0.1
380,000 (6)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024
	(Cost $380,000)	380,000	0.0
360,000 (6)	DZ Bank AG, 5.300%, 07/01/2024
	(Cost $360,000)	360,000	0.0
370,000 (6)	HSBC Bank PLC, 5.380%, 07/01/2024
	(Cost $370,000)	370,000	0.0
320,000 (6)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024
	(Cost $320,000)	320,000	0.0
370,000 (6)	Mizuho Bank Ltd., 5.320%, 07/01/2024
	(Cost $370,000)	370,000	0.0
380,000 (6)	Royal Bank of Canada, 5.320%, 07/01/2024
	(Cost $380,000)	380,000	0.0
370,000 (6)	Skandinaviska Enskilda Banken AB,
	5.310%, 07/01/2024
	(Cost $370,000)	370,000	0.0
350,000 (6)	Svenska Handelsbanken AB, 5.310%, 07/01/2024
	(Cost $350,000)	350,000	0.0
	Total Time Deposits
	(Cost $3,660,000)	3,660,000	0.2
See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
18,873,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $18,873,000)	$18,873,000	0.8

	Total Short-Term Investments
	(Cost $34,979,211)	$34,979,211	1.5

	Total Investments in Securities
	(Cost $1,908,642,088)	$2,378,856,117	101.2
	Liabilities in Excess of Other Assets	(28,673,171)	(1.2)
	Net Assets	$2,350,182,946	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$2,343,876,906	$—	$—	$2,343,876,906
Short-Term Investments	18,873,000	16,106,211	—	34,979,211
Total Investments, at fair value	$2,362,749,906	$16,106,211	$—	$2,378,856,117

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,919,311,838.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$497,242,142
Gross Unrealized Depreciation	(37,697,794)
Net Unrealized Appreciation	$459,544,348

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.6%
	Basic Materials: 0.4%
580,000	Air Products and Chemicals, Inc., 4.850%, 02/08/2034	$569,542	0.0
1,695,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,520,199	0.1
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,243,437	0.1
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	408,782	0.0
566,000 (1)	Anglo American Capital PLC, 5.750%, 04/05/2034	568,346	0.0
473,000 (2)	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	464,052	0.0
871,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	883,379	0.0
901,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	901,975	0.1
414,000	FMC Corp., 5.150%, 05/18/2026	411,305	0.0
185,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	178,055	0.0
612,000	Nutrien Ltd., 2.950%, 05/13/2030	542,010	0.0
827,000 (2)	Nutrien Ltd., 5.400%, 06/21/2034	815,055	0.0
75,000	Nutrien Ltd., 5.875%, 12/01/2036	76,942	0.0
74,000	Nutrien Ltd., 5.950%, 11/07/2025	74,426	0.0
1,078,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	961,292	0.1
		9,618,797	0.4

	Communications: 1.6%
445,000	Amazon.com, Inc., 2.100%, 05/12/2031	375,081	0.0
185,000	AT&T, Inc., 3.500%, 06/01/2041	141,428	0.0
1,115,000	AT&T, Inc., 3.650%, 09/15/2059	748,351	0.0
1,107,000	AT&T, Inc., 4.900%, 08/15/2037	1,039,709	0.1
718,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	613,906	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
454,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	$296,472	0.0
852,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	625,630	0.0
1,335,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	1,339,871	0.1
925,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	925,855	0.1
1,051,000	Cisco Systems, Inc., 4.950%, 02/26/2031	1,050,459	0.1
928,000	Cisco Systems, Inc., 5.050%, 02/26/2034	927,658	0.1
444,000	Cisco Systems, Inc., 5.300%, 02/26/2054	435,181	0.0
502,000	Cisco Systems, Inc., 5.350%, 02/26/2064	489,013	0.0
715,000	Comcast Corp., 1.950%, 01/15/2031	590,765	0.0
957,000	Comcast Corp., 2.650%, 02/01/2030	847,620	0.1
297,000	Comcast Corp., 3.200%, 07/15/2036	240,127	0.0
315,000	Comcast Corp., 3.900%, 03/01/2038	267,111	0.0
510,000	Comcast Corp., 5.300%, 06/01/2034	511,468	0.0
1,709,000	Comcast Corp., 5.500%, 05/15/2064	1,645,616	0.1
725,000	Discovery Communications LLC, 3.625%, 05/15/2030	638,210	0.0
1,275,000	Meta Platforms, Inc., 4.450%, 08/15/2052	1,099,958	0.1
166,000	Meta Platforms, Inc., 4.650%, 08/15/2062	143,197	0.0
1,406,000	Meta Platforms, Inc., 5.750%, 05/15/2063	1,445,742	0.1
636,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	631,257	0.0
1,082,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,010,552	0.1
550,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	504,715	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
518,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	$432,847	0.0
814,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	859,541	0.1
1,058,000	Netflix, Inc., 5.875%, 11/15/2028	1,090,382	0.1
130,000	Orange SA, 9.000%, 03/01/2031	155,115	0.0
211,000	Paramount Global, 4.950%, 05/19/2050	147,094	0.0
314,000	Paramount Global, 5.850%, 09/01/2043	247,102	0.0
1,631,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,730,201	0.1
2,059,000	Sprint Capital Corp., 8.750%, 03/15/2032	2,478,413	0.1
432,000	Time Warner Cable LLC, 5.500%, 09/01/2041	360,093	0.0
865,000	Time Warner Cable LLC, 5.875%, 11/15/2040	751,192	0.0
495,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	444,727	0.0
477,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	453,353	0.0
64,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	54,345	0.0
154,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	146,604	0.0
650,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	582,743	0.0
154,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	133,826	0.0
146,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	134,942	0.0
1,223,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	1,100,188	0.1
186,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	173,922	0.0
565,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	489,872	0.0
458,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	382,778	0.0
358,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	370,503	0.0
476,000	Verizon Communications, Inc., 1.750%, 01/20/2031	385,347	0.0
933,000	Verizon Communications, Inc., 2.355%, 03/15/2032	763,026	0.0
472,000	Verizon Communications, Inc., 2.550%, 03/21/2031	401,136	0.0
121,000	Verizon Communications, Inc., 3.400%, 03/22/2041	92,583	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,116,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,034,614	0.1
696,000	Verizon Communications, Inc., 4.812%, 03/15/2039	645,852	0.0
305,000	Verizon Communications, Inc., 5.500%, 02/23/2054	298,786	0.0
455,000	Verizon Communications, Inc., 6.550%, 09/15/2043	499,777	0.0
668,000	Vodafone Group PLC, 5.875%, 06/28/2064	642,969	0.0
		36,068,825	1.6

	Consumer, Cyclical: 1.9%
81,352	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	77,248	0.0
29,585	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	27,995	0.0
1,423,316	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	1,322,241	0.1
61,520	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	56,681	0.0
1,241,815	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	1,145,732	0.1
310,067	American Airlines Pass Through Trust 2019-1, AA, 3.150%, 08/15/2033	277,103	0.0
820,000	American Honda Finance Corp., 4.700%, 01/12/2028	812,407	0.0
580,000	American Honda Finance Corp., 5.650%, 11/15/2028	594,546	0.0
133,000	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	129,116	0.0
1,007,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	1,051,145	0.1
386,000	AutoZone, Inc., 6.250%, 11/01/2028	402,595	0.0
570,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	562,008	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
520,430	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	$473,122	0.0
165,741 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	161,481	0.0
2,341,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	2,091,198	0.1
1,580,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,501,974	0.1
965,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	962,064	0.1
880,000	General Motors Co., 6.125%, 10/01/2025	884,898	0.0
1,172,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	961,992	0.1
3,182,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	3,182,894	0.2
588,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	588,733	0.0
444,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	449,004	0.0
994,000	Home Depot, Inc., 2.700%, 04/15/2030	885,911	0.0
335,000	Home Depot, Inc., 5.400%, 06/25/2064	326,749	0.0
440,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	436,518	0.0
987,000 (1)(2)	Hyundai Capital America, 5.300%, 06/24/2029	981,948	0.1
264,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	262,352	0.0
870,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	879,495	0.0
2,093,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	2,150,100	0.1
926,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	967,357	0.1
220,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	171,189	0.0
249,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	245,534	0.0
55,000	Lowe’s Cos., Inc., 5.800%, 09/15/2062	53,521	0.0
213,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	207,826	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
394,000	Marriott International, Inc., 4.875%, 05/15/2029	$389,114	0.0
303,454 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	304,301	0.0
891,000	PACCAR Financial Corp., MTN, 5.000%, 03/22/2034	888,148	0.0
1,071,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	1,100,582	0.1
498,617	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	500,571	0.0
1,900,690	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	1,735,513	0.1
673,876	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	673,456	0.0
2,015,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	2,002,807	0.1
2,170,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	2,171,304	0.1
604,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.900%, 09/12/2033	614,638	0.0
1,654,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	1,735,371	0.1
906,000	Walmart, Inc., 4.000%, 04/15/2030	880,111	0.0
1,787,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,697,038	0.1
851,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	692,586	0.0
1,987,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,548,097	0.1
919,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	717,798	0.0
		42,936,112	1.9

	Consumer, Non-cyclical: 4.2%
236,000	AbbVie, Inc., 3.200%, 05/14/2026	227,980	0.0
423,000	AbbVie, Inc., 3.200%, 11/21/2029	388,250	0.0
719,000	AbbVie, Inc., 4.050%, 11/21/2039	624,865	0.0
240,000	AbbVie, Inc., 4.550%, 03/15/2035	227,749	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,548,000	AbbVie, Inc., 4.950%, 03/15/2031	$1,544,488	0.1
817,000	AbbVie, Inc., 5.050%, 03/15/2034	814,920	0.1
605,000	AbbVie, Inc., 5.400%, 03/15/2054	598,674	0.0
608,000	AbbVie, Inc., 5.500%, 03/15/2064	600,686	0.0
807,000	Altria Group, Inc., 6.200%, 11/01/2028	837,318	0.1
207,000	Amgen, Inc., 2.200%, 02/21/2027	192,069	0.0
50,000	Amgen, Inc., 2.300%, 02/25/2031	42,033	0.0
167,000	Amgen, Inc., 2.450%, 02/21/2030	145,695	0.0
284,000	Amgen, Inc., 3.150%, 02/21/2040	212,368	0.0
137,000	Amgen, Inc., 5.250%, 03/02/2030	138,047	0.0
513,000	Amgen, Inc., 5.750%, 03/02/2063	502,829	0.0
1,548,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	1,544,545	0.1
33,000	BAT Capital Corp., 3.557%, 08/15/2027	31,355	0.0
181,000	BAT Capital Corp., 4.390%, 08/15/2037	152,835	0.0
383,000	BAT Capital Corp., 5.834%, 02/20/2031	388,530	0.0
1,071,000	BAT Capital Corp., 6.000%, 02/20/2034	1,083,980	0.1
350,000	BAT Capital Corp., 7.079%, 08/02/2043	369,139	0.0
1,064,000	Becton Dickinson & Co., 4.693%, 02/13/2028	1,049,150	0.1
165,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	159,133	0.0
40,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	37,284	0.0
619,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	537,430	0.0
650,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	652,670	0.0
442,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	432,107	0.0
541,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	587,835	0.0
916,000	Campbell Soup Co., 5.200%, 03/21/2029	916,835	0.1
242,000	Cardinal Health, Inc., 5.450%, 02/15/2034	241,037	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
748,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	$611,009	0.0
463,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	397,438	0.0
826,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	675,693	0.0
893,000	Cencora, Inc., 5.125%, 02/15/2034	877,099	0.1
218,000	Centene Corp., 2.450%, 07/15/2028	193,719	0.0
774,000	Centene Corp., 2.500%, 03/01/2031	635,784	0.0
466,000	Centene Corp., 2.625%, 08/01/2031	383,146	0.0
7,722,000	Centene Corp., 3.000%, 10/15/2030	6,608,518	0.3
1,414,000	Cigna Group, 2.375%, 03/15/2031	1,186,807	0.1
1,721,000	Cigna Group, 4.800%, 08/15/2038	1,582,434	0.1
824,000 (2)	Cigna Group, 5.250%, 02/15/2034	812,921	0.1
844,000	Cigna Group, 5.600%, 02/15/2054	810,892	0.1
658,000	Coca-Cola Co., 5.300%, 05/13/2054	653,444	0.0
666,000	Coca-Cola Co., 5.400%, 05/13/2064	660,813	0.0
935,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	939,513	0.1
929,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	897,424	0.1
412,000	CVS Health Corp., 2.700%, 08/21/2040	273,994	0.0
1,543,000	CVS Health Corp., 4.125%, 04/01/2040	1,247,782	0.1
1,637,000	CVS Health Corp., 4.780%, 03/25/2038	1,462,399	0.1
345,000	CVS Health Corp., 5.625%, 02/21/2053	320,591	0.0
679,000	CVS Health Corp., 5.700%, 06/01/2034	677,421	0.0
123,000	CVS Health Corp., 6.000%, 06/01/2063	117,899	0.0
436,000	CVS Health Corp., 6.050%, 06/01/2054	427,890	0.0
38,501	CVS Pass-Through Trust, 6.943%, 01/10/2030	38,927	0.0
1,566,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	1,570,330	0.1
725,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	749,794	0.0
355,000	Elevance Health, Inc., 4.900%, 02/08/2026	352,350	0.0
549,000	Eli Lilly & Co., 4.700%, 02/09/2034	538,513	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
271,000	Eli Lilly & Co., 5.000%, 02/09/2054	$258,995	0.0
725,000	Equifax, Inc., 3.100%, 05/15/2030	646,959	0.0
1,369,000	Global Payments, Inc., 1.200%, 03/01/2026	1,274,854	0.1
1,129,000	Global Payments, Inc., 3.200%, 08/15/2029	1,014,771	0.1
462,000	Global Payments, Inc., 4.450%, 06/01/2028	446,547	0.0
304,000	Global Payments, Inc., 5.950%, 08/15/2052	293,194	0.0
282,000	HCA, Inc., 2.375%, 07/15/2031	231,652	0.0
413,000	HCA, Inc., 3.125%, 03/15/2027	390,287	0.0
123,000	HCA, Inc., 3.375%, 03/15/2029	113,086	0.0
307,000	HCA, Inc., 3.500%, 09/01/2030	277,009	0.0
290,000	HCA, Inc., 4.375%, 03/15/2042	238,625	0.0
1,508,000	HCA, Inc., 4.500%, 02/15/2027	1,473,942	0.1
822,000	HCA, Inc., 5.125%, 06/15/2039	761,871	0.0
725,000	HCA, Inc., 5.250%, 04/15/2025	721,785	0.0
185,000	HCA, Inc., 5.250%, 06/15/2049	165,041	0.0
875,000	HCA, Inc., 5.450%, 04/01/2031	874,616	0.1
359,000	HCA, Inc., 6.000%, 04/01/2054	354,952	0.0
316,000	HCA, Inc., 6.100%, 04/01/2064	309,143	0.0
1,335,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	1,329,594	0.1
890,000	Humana, Inc., 5.375%, 04/15/2031	885,558	0.1
1,355,000	Icon Investments Six DAC, 5.849%, 05/08/2029	1,377,160	0.1
1,355,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	1,342,711	0.1
690,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	676,644	0.0
67,000	Johnson & Johnson, 2.100%, 09/01/2040	44,741	0.0
502,000	Johnson & Johnson, 3.625%, 03/03/2037	438,410	0.0
480,000 (2)	Johnson & Johnson, 4.950%, 06/01/2034	485,774	0.0
133,000	Johnson & Johnson, 5.850%, 07/15/2038	143,753	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,085,000	Kenvue, Inc., 4.900%, 03/22/2033	$1,073,441	0.1
518,000	Kenvue, Inc., 5.050%, 03/22/2028	520,969	0.0
181,000	Kenvue, Inc., 5.100%, 03/22/2043	174,871	0.0
637,000	Kenvue, Inc., 5.200%, 03/22/2063	601,813	0.0
484,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	483,432	0.0
166,000 (1)	Mars, Inc., 2.375%, 07/16/2040	111,853	0.0
1,530,000 (1)	Mars, Inc., 3.875%, 04/01/2039	1,301,417	0.1
870,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	836,722	0.1
764,000	Mondelez International, Inc., 4.750%, 02/20/2029	755,109	0.0
619,000 (1)(2)	Nestle Capital Corp., 4.875%, 03/12/2034	611,227	0.0
388,000 (1)	Nestle Capital Corp., 5.100%, 03/12/2054	370,954	0.0
1,275,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	1,259,802	0.1
675,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	665,534	0.0
1,813,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	1,767,287	0.1
299,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	288,599	0.0
1,833,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	1,731,545	0.1
1,050,000	Philip Morris International, Inc., 4.875%, 02/13/2029	1,038,695	0.1
703,000	Philip Morris International, Inc., 5.250%, 02/13/2034	689,947	0.0
637,000	Philip Morris International, Inc., 5.625%, 09/07/2033	642,825	0.0
271,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	232,098	0.0
277,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	246,043	0.0
573,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	613,591	0.0
352,000	Reynolds American, Inc., 5.850%, 08/15/2045	325,031	0.0
2,247,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	2,312,926	0.1
596,000 (1)	Roche Holdings, Inc., 5.593%, 11/13/2033	618,350	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
505,000	Royalty Pharma PLC, 1.200%, 09/02/2025	$479,750	0.0
1,090,000	Royalty Pharma PLC, 1.750%, 09/02/2027	979,510	0.1
725,000	Royalty Pharma PLC, 2.200%, 09/02/2030	604,456	0.0
556,000	Royalty Pharma PLC, 3.300%, 09/02/2040	402,185	0.0
615,000	Royalty Pharma PLC, 5.150%, 09/02/2029	609,941	0.0
405,000	S&P Global, Inc., 1.250%, 08/15/2030	327,481	0.0
1,063,000	S&P Global, Inc., 2.700%, 03/01/2029	963,947	0.1
904,000 (1)	Solventum Corp., 5.450%, 03/13/2031	892,895	0.1
839,000 (1)	Solventum Corp., 5.600%, 03/23/2034	824,398	0.1
288,000 (1)(2)	Solventum Corp., 5.900%, 04/30/2054	275,483	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	323,032	0.0
565,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2044	555,828	0.0
595,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2054	581,480	0.0
665,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	650,320	0.0
1,336,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	1,338,254	0.1
780,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	727,678	0.0
538,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	451,503	0.0
790,000	Tyson Foods, Inc., 5.400%, 03/15/2029	791,303	0.0
472,000	Unilever Capital Corp., 5.000%, 12/08/2033	473,455	0.0
173,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	124,384	0.0
164,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	121,119	0.0
492,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	397,755	0.0
324,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	247,194	0.0
675,000	UnitedHealth Group, Inc., 5.000%, 04/15/2034	666,485	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
396,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	$366,915	0.0
387,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	376,222	0.0
414,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	401,175	0.0
177,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	145,737	0.0
520,000	Viatris, Inc., 2.700%, 06/22/2030	441,568	0.0
496,000	Viatris, Inc., 3.850%, 06/22/2040	362,466	0.0
1,209,000	Viatris, Inc., 4.000%, 06/22/2050	814,225	0.1
760,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	764,821	0.0
		94,315,100	4.2

	Energy: 1.6%
279,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	177,260	0.0
163,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	156,412	0.0
282,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	274,355	0.0
215,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	210,415	0.0
213,000	BP Capital Markets PLC, 3.279%, 09/19/2027	201,928	0.0
688,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	650,770	0.0
248,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	213,564	0.0
33,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	30,505	0.0
338,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	322,204	0.0
848,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	860,355	0.1
208,000 (1)	Cheniere Energy, Inc., 5.650%, 04/15/2034	208,294	0.0
1,150,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	1,176,530	0.1
716,000	ConocoPhillips Co., 5.700%, 09/15/2063	711,954	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
866,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	$671,735	0.0
586,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	568,489	0.0
651,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	628,874	0.0
432,000	Enbridge, Inc., 5.625%, 04/05/2034	431,457	0.0
921,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	870,513	0.1
725,000	Energy Transfer L.P., 3.750%, 05/15/2030	667,174	0.0
126,000	Energy Transfer L.P., 4.900%, 03/15/2035	117,113	0.0
702,000	Energy Transfer L.P., 5.300%, 04/01/2044	633,258	0.0
365,000	Energy Transfer L.P., 5.350%, 05/15/2045	326,207	0.0
435,000	Energy Transfer L.P., 5.550%, 05/15/2034	430,783	0.0
733,000	Energy Transfer L.P., 5.950%, 05/15/2054	714,230	0.0
215,000	Energy Transfer L.P., 6.000%, 06/15/2048	207,380	0.0
327,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	320,367	0.0
668,000 (1)	Eni SpA, 5.500%, 05/15/2034	662,104	0.0
532,000 (1)	Eni SpA, 5.950%, 05/15/2054	522,879	0.0
1,302,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,287,091	0.1
1,128,000 (3)	Enterprise Products Operating LLC D, 8.574%, (TSFR3M + 3.248%), 08/16/2077	1,124,155	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	753,529	0.0
1,386,000	Hess Corp., 4.300%, 04/01/2027	1,351,929	0.1
312,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	273,234	0.0
398,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	364,843	0.0
707,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	704,546	0.0
83,000	MPLX L.P., 1.750%, 03/01/2026	78,036	0.0
1,181,000	MPLX L.P., 2.650%, 08/15/2030	1,018,172	0.1
467,000	MPLX L.P., 4.000%, 03/15/2028	446,997	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
373,000	MPLX L.P., 5.500%, 06/01/2034	$367,500	0.0
1,215,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	1,244,348	0.1
773,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	774,990	0.1
158,000 (2)	Occidental Petroleum Corp., 6.600%, 03/15/2046	164,930	0.0
127,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	136,186	0.0
393,000	ONEOK Partners L.P., 6.200%, 09/15/2043	395,845	0.0
720,000	ONEOK, Inc., 5.850%, 01/15/2026	723,989	0.0
347,000	Ovintiv, Inc., 5.650%, 05/15/2028	351,067	0.0
294,000	Ovintiv, Inc., 7.100%, 07/15/2053	322,824	0.0
14,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	11,056	0.0
823,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	794,291	0.1
852,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	845,082	0.1
840,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	833,972	0.1
433,000	Schlumberger Investment SA, 2.650%, 06/26/2030	381,274	0.0
337,000	Targa Resources Corp., 6.250%, 07/01/2052	340,437	0.0
353,000	Targa Resources Corp., 6.500%, 03/30/2034	373,969	0.0
807,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	770,587	0.1
386,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	386,287	0.0
900,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	888,187	0.1
500,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	495,485	0.0
470,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	424,312	0.0
568,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	555,683	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,576,000	Williams Cos., Inc., 4.000%, 09/15/2025	$3,508,468	0.2
396,000 (2)	Williams Cos., Inc., 4.900%, 03/15/2029	390,730	0.0
107,000	Williams Cos., Inc., 5.100%, 09/15/2045	96,481	0.0
		35,947,621	1.6

	Financial: 9.9%
600,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	492,009	0.0
935,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	914,023	0.0
344,000	Alleghany Corp., 3.250%, 08/15/2051	232,533	0.0
503,000	Alleghany Corp., 4.900%, 09/15/2044	469,142	0.0
447,000 (3)	American Express Co., 4.990%, 05/01/2026	444,500	0.0
880,000 (3)	American Express Co., 5.098%, 02/16/2028	876,235	0.0
1,772,000 (3)	American Express Co., 5.282%, 07/27/2029	1,775,875	0.1
1,055,000 (3)	American Express Co., 5.532%, 04/25/2030	1,067,407	0.1
276,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	224,385	0.0
247,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	216,095	0.0
1,608,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	1,581,852	0.1
1,081,000	American International Group, Inc., 3.400%, 06/30/2030	983,721	0.1
1,352,000	American International Group, Inc., 4.200%, 04/01/2028	1,307,740	0.1
41,000	American International Group, Inc., 4.375%, 01/15/2055	32,092	0.0
1,874,000	American International Group, Inc., 5.125%, 03/27/2033	1,847,030	0.1
233,000	American Tower Corp., 2.700%, 04/15/2031	197,192	0.0
168,000	American Tower Corp., 3.600%, 01/15/2028	158,612	0.0
505,000	American Tower Corp., 3.650%, 03/15/2027	483,785	0.0
87,000	American Tower Corp., 4.400%, 02/15/2026	85,493	0.0
519,000	American Tower Corp., 5.250%, 07/15/2028	518,122	0.0
971,000	American Tower Corp., 5.550%, 07/15/2033	970,347	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
679,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	$695,566	0.0
865,000	Aon North America, Inc., 5.125%, 03/01/2027	863,868	0.0
2,736,000	Aon North America, Inc., 5.150%, 03/01/2029	2,729,422	0.1
302,000	Aon North America, Inc., 5.750%, 03/01/2054	295,637	0.0
774,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	768,281	0.0
78,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	75,862	0.0
103,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	113,516	0.0
2,575,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	2,582,174	0.1
812,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	809,978	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	974,257	0.1
1,200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	1,191,417	0.1
4,658,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	4,318,455	0.2
286,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	234,217	0.0
660,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	547,278	0.0
1,393,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	1,204,803	0.1
998,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	843,819	0.0
3,609,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	3,394,669	0.2
447,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	428,269	0.0
983,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	981,684	0.1
662,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	655,444	0.0
1,662,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	1,660,931	0.1
2,495,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	2,567,576	0.1
1,884,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	1,793,714	0.1
212,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	207,185	0.0
1,447,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	1,283,974	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,071,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	$999,840	0.1
645,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	574,246	0.0
425,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	359,804	0.0
2,051,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	1,862,941	0.1
1,065,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	1,026,398	0.1
453,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	424,881	0.0
508,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	430,022	0.0
1,335,000	Bank of Montreal, 5.511%, 06/04/2031	1,349,663	0.1
408,000 (3)	Bank of New York Mellon Corp., MTN, 4.289%, 06/13/2033	380,877	0.0
1,270,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	1,262,684	0.1
881,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	869,938	0.0
218,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	196,443	0.0
1,396,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	1,384,953	0.1
428,000	BlackRock Funding, Inc., 5.000%, 03/14/2034	424,837	0.0
529,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	462,605	0.0
1,288,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	1,014,585	0.1
221,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	193,212	0.0
960,000 (1)	Blackstone Private Credit Fund, 5.950%, 07/16/2029	940,568	0.0
1,045,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	1,037,840	0.1
440,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	430,289	0.0
853,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	876,844	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
776,000 (1)(3)	BNP Paribas SA, 5.176%, 01/09/2030	$768,106	0.0
959,000 (1)	BPCE SA, 5.203%, 01/18/2027	956,245	0.0
940,000 (1)	BPCE SA, 5.281%, 05/30/2029	936,754	0.0
959,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	957,365	0.0
783,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	545,439	0.0
1,050,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	1,039,337	0.1
570,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	567,808	0.0
976,000	Camden Property Trust, 4.900%, 01/15/2034	934,273	0.0
958,000	Camden Property Trust, 5.850%, 11/03/2026	972,035	0.1
1,040,000	Canadian Imperial Bank of Commerce, 5.260%, 04/08/2029	1,038,296	0.1
681,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	624,600	0.0
1,001,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	1,041,411	0.1
414,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	354,079	0.0
1,227,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	1,041,143	0.1
1,345,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	1,248,696	0.1
716,000 (2)(3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	740,437	0.0
1,491,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	1,490,688	0.1
1,335,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	1,340,149	0.1
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	592,323	0.0
2,654,000 (1)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	2,655,147	0.1
1,036,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	971,524	0.1
1,756,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,572,394	0.1
1,020,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	1,027,390	0.1
682,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	699,901	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
751,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	$758,310	0.0
738,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	678,600	0.0
1,030,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	1,021,838	0.1
692,000	Crown Castle, Inc., 2.100%, 04/01/2031	560,641	0.0
185,000	Crown Castle, Inc., 2.500%, 07/15/2031	152,923	0.0
417,000	Crown Castle, Inc., 2.900%, 03/15/2027	391,532	0.0
725,000	Crown Castle, Inc., 3.300%, 07/01/2030	646,384	0.0
1,236,000	Crown Castle, Inc., 4.800%, 09/01/2028	1,210,585	0.1
274,000	Crown Castle, Inc., 5.100%, 05/01/2033	264,433	0.0
619,000	Crown Castle, Inc., 5.600%, 06/01/2029	624,476	0.0
466,000	Crown Castle, Inc., 5.800%, 03/01/2034	470,973	0.0
714,000	CubeSmart L.P., 2.250%, 12/15/2028	629,110	0.0
892,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	894,842	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	765,622	0.0
2,015,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	2,012,535	0.1
2,665,000	Enact Holdings, Inc., 6.250%, 05/28/2029	2,666,872	0.1
1,775,000	Essent Group Ltd., 6.250%, 07/01/2029	1,774,752	0.1
603,000	Extra Space Storage L.P., 3.900%, 04/01/2029	568,276	0.0
569,000	Extra Space Storage L.P., 4.000%, 06/15/2029	533,850	0.0
1,863,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	1,859,114	0.1
3,627,000 (2)	First Horizon Bank, 5.750%, 05/01/2030	3,458,940	0.2
821,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	818,598	0.0
417,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	416,451	0.0
1,049,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	896,240	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
520,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	$529,350	0.0
321,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	328,938	0.0
520,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	543,005	0.0
2,000,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.709%, (TSFR3M + 2.387%), 02/12/2067	1,782,808	0.1
1,057,000	Healthpeak OP LLC, 5.250%, 12/15/2032	1,038,301	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,648,705	0.1
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,315,648	0.1
814,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	681,449	0.0
1,257,000 (2)(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,233,408	0.1
690,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	692,876	0.0
535,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	406,512	0.0
1,368,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	1,347,420	0.1
1,075,000 (3)	Huntington National Bank, 4.125%, 07/02/2029	1,074,873	0.1
396,000 (3)	ING Groep NV, 5.550%, 03/19/2035	391,144	0.0
1,337,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	1,132,750	0.1
1,019,000 (1)	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	961,155	0.0
1,024,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	813,501	0.0
2,016,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	1,786,628	0.1
272,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	248,306	0.0
1,646,000	Jefferies Financial Group, Inc., 6.200%, 04/14/2034	1,668,018	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,432,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	$1,508,830	0.1
1,670,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,556,197	0.1
926,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	850,699	0.0
2,048,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	1,911,938	0.1
2,477,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	2,204,089	0.1
272,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	264,188	0.0
501,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	459,873	0.0
286,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	280,354	0.0
2,673,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	2,518,251	0.1
752,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	711,434	0.0
725,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	678,095	0.0
1,054,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	1,023,488	0.1
731,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	725,540	0.0
1,972,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	1,961,046	0.1
725,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	731,027	0.0
725,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	736,651	0.0
1,693,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	1,737,679	0.1
1,757,000 (3)	KeyCorp, 6.401%, 03/06/2035	1,782,181	0.1
581,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	531,139	0.0
408,000	Kite Realty Group L.P., 4.000%, 10/01/2026	395,003	0.0
2,000,000 (3)	Lloyds Banking Group PLC, 5.721%, 06/05/2030	2,017,092	0.1
1,365,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	1,398,720	0.1
705,000	LPL Holdings, Inc., 5.700%, 05/20/2027	708,041	0.0
943,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	933,747	0.0
1,105,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	1,102,503	0.1
137,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	133,291	0.0
666,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	663,423	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
860,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	$858,219	0.0
1,025,000 (3)	Mizuho Financial Group, Inc., 5.594%, 07/10/2035	1,021,410	0.1
1,520,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,417,656	0.1
737,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	715,864	0.0
487,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	454,202	0.0
621,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	491,529	0.0
1,537,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,461,959	0.1
524,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	522,825	0.0
702,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	719,870	0.0
2,198,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	2,174,919	0.1
1,483,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	1,475,195	0.1
1,752,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	1,808,255	0.1
1,639,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	1,515,530	0.1
506,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	494,851	0.0
604,000 (3)	Morgan Stanley, MTN, 2.720%, 07/22/2025	602,877	0.0
1,845,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	1,764,286	0.1
1,987,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	1,980,998	0.1
672,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	661,795	0.0
1,355,000	National Bank of Canada, 5.600%, 12/18/2028	1,369,836	0.1
1,005,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	987,697	0.1
1,161,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	1,165,346	0.1
1,650,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	1,655,723	0.1
25,000 (1)	New York Life Insurance Co., 4.450%, 05/15/2069	20,134	0.0
244,000	NMI Holdings, Inc., 6.000%, 08/15/2029	242,080	0.0
1,108,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	1,047,119	0.1
2,383,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	2,396,767	0.1
2,565,000	Old Republic International Corp., 5.750%, 03/28/2034	2,559,934	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
242,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	$177,614	0.0
1,760,000 (3)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	1,770,198	0.1
1,149,000 (3)	PNC Financial Services Group, Inc., 5.676%, 01/22/2035	1,155,621	0.1
1,726,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	1,686,251	0.1
260,000	Prologis L.P., 5.250%, 03/15/2054	245,937	0.0
1,308,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	1,309,367	0.1
379,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	379,486	0.0
381,000	Realty Income Corp., 3.950%, 08/15/2027	367,540	0.0
846,000	Realty Income Corp., 5.125%, 02/15/2034	821,504	0.0
755,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	754,756	0.0
2,815,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	2,246,706	0.1
665,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	666,945	0.0
366,000	Sabra Health Care L.P., 3.200%, 12/01/2031	304,410	0.0
640,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	590,779	0.0
890,000 (3)	State Street Corp., 5.684%, 11/21/2029	910,933	0.0
2,321,000 (3)	State Street Corp., 6.123%, 11/21/2034	2,411,830	0.1
669,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	669,424	0.0
2,400,000 (1)(3)	Swiss RE Subordinated Finance PLC, 5.698%, 04/05/2035	2,380,139	0.1
302,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	201,042	0.0
438,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	407,500	0.0
1,109,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	1,026,905	0.1
2,175,000 (2)(3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	2,169,768	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,281,000 (3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	$1,275,984	0.1
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	700,664	0.0
528,000 (1)(3)	UBS Group AG, 6.301%, 09/22/2034	549,346	0.0
769,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	829,292	0.0
253,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	283,965	0.0
741,000 (3)	US Bancorp, 5.384%, 01/23/2030	743,134	0.0
203,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	197,158	0.0
738,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	729,856	0.0
129,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	128,600	0.0
347,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	339,528	0.0
385,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	367,298	0.0
208,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	205,476	0.0
1,103,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	1,100,037	0.1
407,000	Weyerhaeuser Co., 4.750%, 05/15/2026	402,485	0.0
1,391,000	Willis North America, Inc., 5.900%, 03/05/2054	1,349,303	0.1
		223,388,064	9.9

	Industrial: 2.1%
755,000	AGCO Corp., 5.450%, 03/21/2027	757,022	0.0
454,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	455,671	0.0
486,000	Avnet, Inc., 5.500%, 06/01/2032	470,339	0.0
648,000	Avnet, Inc., 6.250%, 03/15/2028	665,494	0.0
1,305,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	1,299,508	0.1
385,000 (1)	BAE Systems PLC, 5.250%, 03/26/2031	384,116	0.0
345,000 (1)	BAE Systems PLC, 5.500%, 03/26/2054	337,569	0.0
1,385,000 (2)	Berry Global, Inc., 1.650%, 01/15/2027	1,261,834	0.1
132,000	Boeing Co., 5.705%, 05/01/2040	121,769	0.0
313,000 (1)	Boeing Co., 6.858%, 05/01/2054	321,450	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
692,000 (1)	Boeing Co., 7.008%, 05/01/2064	$709,047	0.0
648,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	512,228	0.0
365,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	349,943	0.0
345,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	345,881	0.0
497,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	445,470	0.0
210,000	Carrier Global Corp., 2.722%, 02/15/2030	185,597	0.0
293,000	Carrier Global Corp., 5.900%, 03/15/2034	305,940	0.0
378,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	382,945	0.0
1,285,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	1,280,250	0.1
1,323,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	1,337,493	0.1
965,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	964,691	0.1
159,000	FedEx Corp., 3.875%, 08/01/2042	124,476	0.0
383,000	FedEx Corp., 4.100%, 02/01/2045	302,010	0.0
206,000	FedEx Corp., 4.400%, 01/15/2047	168,144	0.0
693,000	FedEx Corp., 4.550%, 04/01/2046	578,162	0.0
725,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	657,228	0.0
528,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	535,313	0.0
725,000	GATX Corp., 4.000%, 06/30/2030	674,926	0.0
425,000	GATX Corp., 6.050%, 06/05/2054	425,959	0.0
1,383,000	HEICO Corp., 5.250%, 08/01/2028	1,385,620	0.1
1,081,000	Honeywell International, Inc., 5.250%, 03/01/2054	1,049,724	0.1
725,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	682,087	0.0
370,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	370,111	0.0
469,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	473,521	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
318,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	$320,892	0.0
200,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	204,557	0.0
2,185,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	2,164,483	0.1
1,550,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	1,543,036	0.1
865,000	John Deere Capital Corp., MTN1, 5.050%, 06/12/2034	862,507	0.1
636,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	631,747	0.0
659,000	Lockheed Martin Corp., 4.150%, 06/15/2053	532,174	0.0
394,000	Lockheed Martin Corp., 4.750%, 02/15/2034	383,808	0.0
621,000	Lockheed Martin Corp., 4.800%, 08/15/2034	606,670	0.0
509,000	Lockheed Martin Corp., 5.200%, 02/15/2064	481,681	0.0
182,000	Lockheed Martin Corp., 5.900%, 11/15/2063	191,131	0.0
540,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	551,062	0.0
111,000	Norfolk Southern Corp., 5.050%, 08/01/2030	110,872	0.0
386,000	Norfolk Southern Corp., 5.550%, 03/15/2034	393,982	0.0
1,008,000	Norfolk Southern Corp., 5.950%, 03/15/2064	1,028,141	0.1
1,217,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	1,146,765	0.1
1,562,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	1,449,227	0.1
893,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	885,716	0.1
2,321,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	2,320,659	0.1
1,156,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	1,203,892	0.1
1,369,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,209,632	0.1
1,002,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	868,529	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
7,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	$6,243	0.0
85,000 (2)	Ryder System, Inc., 6.300%, 12/01/2028	88,519	0.0
717,000	Ryder System, Inc., 6.600%, 12/01/2033	766,039	0.0
724,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	725,734	0.0
133,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	133,566	0.0
1,507,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	1,521,748	0.1
1,006,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	916,558	0.1
1,686,000 (1)(2)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	1,677,971	0.1
644,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	638,745	0.0
772,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	768,345	0.0
51,000	Union Pacific Corp., 4.050%, 11/15/2045	41,517	0.0
487,000	Waste Management, Inc., 4.625%, 02/15/2030	479,360	0.0
861,000	Waste Management, Inc., 4.875%, 02/15/2034	844,405	0.0
725,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	710,988	0.0
		48,732,439	2.1

	Technology: 1.5%
758,000	Adobe, Inc., 4.950%, 04/04/2034	754,908	0.0
120,000	Apple, Inc., 3.750%, 09/12/2047	95,826	0.0
1,292,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,217,675	0.1
1,331,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	1,247,593	0.1
1,629,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	1,372,422	0.1
2,632,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	2,083,888	0.1
2,370,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	2,230,159	0.1
1,334,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	1,350,721	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,720,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	$1,702,887	0.1
910,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	909,911	0.1
372,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	376,032	0.0
317,000	Fiserv, Inc., 4.400%, 07/01/2049	257,528	0.0
934,000	Fiserv, Inc., 5.150%, 03/15/2027	934,779	0.1
446,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	442,666	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	495,317	0.0
615,000	HP, Inc., 2.650%, 06/17/2031	521,476	0.0
1,233,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	1,208,537	0.1
384,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	364,285	0.0
524,000	IBM International Capital Pte Ltd., 5.300%, 02/05/2054	490,392	0.0
204,000	Intel Corp., 2.800%, 08/12/2041	141,243	0.0
105,000	Intel Corp., 3.700%, 07/29/2025	103,229	0.0
34,000 (2)	Intel Corp., 5.200%, 02/10/2033	33,963	0.0
382,000	Intel Corp., 5.600%, 02/21/2054	370,399	0.0
336,000	Intel Corp., 5.700%, 02/10/2053	330,509	0.0
1,136,000	International Business Machines Corp., 3.500%, 05/15/2029	1,062,363	0.1
687,000	Intuit, Inc., 5.125%, 09/15/2028	693,543	0.0
913,000	Intuit, Inc., 5.200%, 09/15/2033	917,154	0.1
1,324,000	Intuit, Inc., 5.500%, 09/15/2053	1,331,234	0.1
434,000 (2)	KLA Corp., 4.700%, 02/01/2034	421,978	0.0
499,000	KLA Corp., 5.250%, 07/15/2062	476,925	0.0
725,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	644,826	0.0
645,000	Marvell Technology, Inc., 5.750%, 02/15/2029	658,838	0.0
269,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 05/11/2041	197,597	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
134,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	$121,423	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	227,599	0.0
2,129,000	Oracle Corp., 2.300%, 03/25/2028	1,925,390	0.1
185,000	Oracle Corp., 2.800%, 04/01/2027	173,736	0.0
159,000	Oracle Corp., 2.950%, 05/15/2025	155,410	0.0
380,000	Oracle Corp., 3.250%, 11/15/2027	358,376	0.0
568,000	Oracle Corp., 3.600%, 04/01/2050	397,899	0.0
432,000	Oracle Corp., 3.650%, 03/25/2041	330,818	0.0
1,033,000	Oracle Corp., 3.800%, 11/15/2037	851,633	0.0
121,000	Oracle Corp., 3.850%, 07/15/2036	102,073	0.0
609,000	Oracle Corp., 3.850%, 04/01/2060	419,060	0.0
563,000	Oracle Corp., 3.950%, 03/25/2051	416,584	0.0
176,000	Oracle Corp., 4.300%, 07/08/2034	160,362	0.0
937,000	QUALCOMM, Inc., 6.000%, 05/20/2053	1,011,558	0.1
665,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	668,972	0.0
725,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	617,668	0.0
269,000	Texas Instruments, Inc., 3.875%, 03/15/2039	234,929	0.0
919,000	Texas Instruments, Inc., 5.050%, 05/18/2063	854,744	0.0
		34,469,037	1.5

	Utilities: 3.4%
1,126,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,099,423	0.1
1,335,000	AEP Texas, Inc., 5.450%, 05/15/2029	1,342,384	0.1
592,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	579,023	0.0
1,004,000	AES Corp., 1.375%, 01/15/2026	941,296	0.1
1,138,000	AES Corp., 2.450%, 01/15/2031	937,435	0.1
828,000 (1)	AES Corp., 3.950%, 07/15/2030	757,672	0.0
895,000	AES Corp., 5.450%, 06/01/2028	893,308	0.1
59,000	Alabama Power Co., 3.750%, 03/01/2045	45,339	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
434,000	Alabama Power Co., 5.850%, 11/15/2033	$451,947	0.0
87,000	Alabama Power Co. A, 4.300%, 07/15/2048	71,407	0.0
665,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	662,100	0.0
83,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	72,299	0.0
1,043,000	Ameren Corp., 5.000%, 01/15/2029	1,032,893	0.1
412,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	342,971	0.0
595,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	533,840	0.0
546,000	American Water Capital Corp., 5.150%, 03/01/2034	541,647	0.0
1,065,000	American Water Capital Corp., 5.450%, 03/01/2054	1,028,369	0.1
156,000	Avangrid, Inc., 3.150%, 12/01/2024	154,304	0.0
304,000	Avangrid, Inc., 3.200%, 04/15/2025	297,719	0.0
783,000	Avangrid, Inc., 3.800%, 06/01/2029	728,751	0.0
548,000	Black Hills Corp., 3.050%, 10/15/2029	487,646	0.0
440,000	Black Hills Corp., 6.000%, 01/15/2035	442,886	0.0
550,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	552,185	0.0
505,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	422,920	0.0
1,281,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	1,174,591	0.1
128,000	Commonwealth Edison Co., 5.900%, 03/15/2036	132,862	0.0
447,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	378,509	0.0
328,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	325,815	0.0
2,099,000	DTE Energy Co., 5.100%, 03/01/2029	2,082,568	0.1
381,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	324,729	0.0
57,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	43,029	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
514,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	$395,082	0.0
407,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	328,245	0.0
31,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	25,942	0.0
633,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	601,886	0.0
113,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	120,928	0.0
48,000	Duke Energy Corp., 3.150%, 08/15/2027	45,283	0.0
360,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	357,786	0.0
762,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	633,139	0.0
349,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	363,139	0.0
100,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	73,712	0.0
76,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	61,310	0.0
207,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	154,248	0.0
86,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	70,446	0.0
81,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	65,694	0.0
539,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	435,576	0.0
456,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	384,201	0.0
463,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	269,744	0.0
279,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	222,198	0.0
609,000	Entergy Corp., 2.400%, 06/15/2031	503,027	0.0
392,000	Entergy Corp., 2.800%, 06/15/2030	342,615	0.0
355,000 (3)	Entergy Corp., 7.125%, 12/01/2054	352,741	0.0
237,000	Entergy Louisiana LLC, 5.350%, 03/15/2034	235,347	0.0
771,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	747,562	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,289,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$1,121,462	0.1
439,000	Essential Utilities, Inc., 5.375%, 01/15/2034	431,549	0.0
682,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	456,618	0.0
311,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	319,990	0.0
725,000	Eversource Energy, 2.550%, 03/15/2031	604,261	0.0
1,241,000	Eversource Energy, 2.900%, 03/01/2027	1,166,393	0.1
326,000	Eversource Energy, 5.125%, 05/15/2033	313,119	0.0
749,000	Eversource Energy, 5.450%, 03/01/2028	751,531	0.0
544,000	Eversource Energy, 5.500%, 01/01/2034	533,994	0.0
816,000	Eversource Energy, 5.950%, 02/01/2029	834,193	0.1
1,282,000	Eversource Energy U, 1.400%, 08/15/2026	1,177,492	0.1
293,000	Exelon Corp., 4.950%, 06/15/2035	273,006	0.0
1,202,000	Exelon Corp., 5.150%, 03/15/2028	1,199,683	0.1
1,043,000	Exelon Corp., 5.150%, 03/15/2029	1,039,371	0.1
1,005,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	965,060	0.1
8,000	Florida Power & Light Co., 2.875%, 12/04/2051	5,085	0.0
575,000	Florida Power & Light Co., 4.625%, 05/15/2030	563,691	0.0
100,000	Florida Power & Light Co., 5.400%, 09/01/2035	100,687	0.0
61,000	Florida Power & Light Co., 5.650%, 02/01/2037	62,690	0.0
491,000	Georgia Power Co., 4.650%, 05/16/2028	483,619	0.0
114,000	Iberdrola International BV, 5.810%, 03/15/2025	113,870	0.0
83,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	79,026	0.0
174,000	Indiana Michigan Power Co., 5.625%, 04/01/2053	169,545	0.0
91,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	94,470	0.0
220,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	204,330	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
237,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	$195,995	0.0
2,634,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,588,441	0.1
313,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	315,154	0.0
725,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	728,298	0.0
1,322,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	1,324,451	0.1
313,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	314,798	0.0
623,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	613,239	0.0
24,000	MidAmerican Energy Co., 4.800%, 09/15/2043	21,774	0.0
138,000	Mississippi Power Co., 4.750%, 10/15/2041	118,276	0.0
1,218,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	1,004,458	0.1
942,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	898,445	0.1
817,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	832,353	0.1
177,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	162,263	0.0
1,101,000	National Grid PLC, 5.418%, 01/11/2034	1,077,111	0.1
1,401,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,212,553	0.1
613,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	517,596	0.0
119,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	112,901	0.0
131,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	120,257	0.0
226,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	208,381	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
334,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	$326,217	0.0
520,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	534,738	0.0
1,062,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.501%, (TSFR3M + 3.172%), 04/30/2043	1,062,022	0.1
607,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	601,218	0.0
234,000	Nevada Power Co., 6.000%, 03/15/2054	238,201	0.0
362,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	341,510	0.0
1,110,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,022,938	0.1
1,142,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,058,418	0.1
175,000	NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	173,202	0.0
631,000 (3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	632,337	0.0
983,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	817,926	0.1
644,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	620,056	0.0
313,000	Northern States Power Co., 5.650%, 06/15/2054	312,578	0.0
431,000	NSTAR Electric Co., 1.950%, 08/15/2031	349,529	0.0
355,000	NSTAR Electric Co., 5.400%, 06/01/2034	355,469	0.0
335,000	OGE Energy Corp., 5.450%, 05/15/2029	337,678	0.0
665,000 (1)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	652,679	0.0
350,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	269,484	0.0
310,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	246,146	0.0
175,000	PacifiCorp, 4.100%, 02/01/2042	137,731	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
453,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	$450,186	0.0
119,000	Public Service Co. of Oklahoma K, 3.150%, 08/15/2051	76,693	0.0
49,000	Public Service Electric and Gas Co., MTN, 3.000%, 05/15/2027	46,487	0.0
546,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	546,438	0.0
1,210,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	996,910	0.1
1,995,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	1,989,970	0.1
861,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	876,148	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,407,582	0.1
579,000	Southern California Edison Co., 5.450%, 06/01/2031	583,367	0.0
733,000	Southern Co., 5.113%, 08/01/2027	731,556	0.0
1,392,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	1,310,027	0.1
312,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	302,540	0.0
1,410,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	1,327,152	0.1
360,000	Southwestern Public Service Co., 6.000%, 06/01/2054	359,276	0.0
251,000	Tampa Electric Co., 4.350%, 05/15/2044	209,316	0.0
398,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	381,147	0.0
1,582,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,402,834	0.1
372,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	328,287	0.0
237,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	235,543	0.0
324,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	323,201	0.0
810,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	717,523	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
562,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	$558,740	0.0
		76,354,197	3.4
	Total Corporate Bonds/ Notes (Cost $613,231,566)	601,830,192	26.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
	Federal Home Loan Mortgage Corporation: 2.1%(4)
177,649	2.500%, 05/01/2030	166,853	0.0
361,608	2.500%, 05/01/2030	339,026	0.0
500,650	2.500%, 06/01/2030	471,659	0.0
1,687,734	3.000%, 03/01/2045	1,484,713	0.1
2,065,917	3.000%, 03/01/2045	1,823,853	0.1
1,839,981	3.000%, 04/01/2045	1,619,415	0.1
1,879,550	3.000%, 04/01/2045	1,657,358	0.1
3,329,130	3.000%, 10/01/2046	2,913,858	0.1
4,241,597	3.000%, 10/01/2046	3,718,245	0.2
4,759,797	3.000%, 03/01/2048	4,165,914	0.2
659,865	3.500%, 08/01/2042	600,337	0.0
1,849,773	3.500%, 03/01/2045	1,679,359	0.1
228,251	3.500%, 04/01/2045	207,009	0.0
784,404	3.500%, 05/01/2045	711,400	0.1
341,641	3.500%, 06/01/2045	309,775	0.0
455,412	3.500%, 07/01/2045	413,659	0.0
520,494	3.500%, 07/01/2045	472,544	0.0
255,171	3.500%, 08/01/2045	231,502	0.0
380,137	3.500%, 08/01/2045	345,122	0.0
449,060	3.500%, 08/01/2045	407,125	0.0
478,925	3.500%, 08/01/2045	435,062	0.0
775,269	3.500%, 08/01/2045	703,601	0.1
515,119	3.500%, 09/01/2045	467,177	0.0
707,557	3.500%, 09/01/2045	642,382	0.0
846,679	3.500%, 11/01/2045	766,650	0.1
3,257,772	3.500%, 12/01/2046	2,953,623	0.2
8,440,865	3.500%, 03/01/2048	7,647,897	0.4
472,459	4.000%, 10/01/2041	443,174	0.0
507,177	4.000%, 12/01/2041	475,825	0.0
130,244	4.000%, 07/01/2045	122,150	0.0
76,696	4.000%, 09/01/2045	71,526	0.0
657,378	4.000%, 09/01/2045	615,135	0.0
1,106,860	4.000%, 09/01/2045	1,038,071	0.1
1,335,864	4.000%, 09/01/2045	1,252,841	0.1
583,537	4.000%, 05/01/2047	548,694	0.0
175,842	4.000%, 11/01/2047	163,007	0.0
174,635	4.000%, 03/01/2048	163,581	0.0
727,274	4.000%, 06/01/2048	688,494	0.0
3,252	4.500%, 06/01/2039	3,164	0.0
9,374	4.500%, 09/01/2040	9,110	0.0
33,129	4.500%, 03/01/2041	32,234	0.0
150,996	4.500%, 08/01/2041	146,699	0.0
260,699	4.500%, 08/01/2041	253,659	0.0
102,966	4.500%, 09/01/2041	100,163	0.0
123,786	4.500%, 09/01/2041	120,443	0.0
234,339	4.500%, 09/01/2041	228,010	0.0
671,516	4.500%, 09/01/2041	651,712	0.0
8,704	5.000%, 05/01/2028	8,654	0.0
50,331	5.000%, 05/01/2035	49,732	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
144,333	5.000%, 01/01/2041	$142,860	0.0
80,536	5.000%, 04/01/2041	78,941	0.0
5,137	5.500%, 03/01/2034	5,165	0.0
772	5.500%, 05/01/2036	768	0.0
36,925	5.500%, 06/01/2036	37,122	0.0
4,169	5.500%, 12/01/2036	4,191	0.0
19,760	5.500%, 03/01/2037	19,526	0.0
5,154	5.500%, 04/01/2037	5,182	0.0
32,214	5.500%, 05/01/2037	32,386	0.0
55,001	5.500%, 07/01/2037	55,295	0.0
6,795	5.500%, 09/01/2037	6,832	0.0
5,848	5.500%, 10/01/2037	5,880	0.0
19,503	5.500%, 11/01/2037	19,607	0.0
17,603	5.500%, 12/01/2037	17,697	0.0
62,130	5.500%, 12/01/2037	62,462	0.0
3,888	5.500%, 01/01/2038	3,914	0.0
4,003	5.500%, 01/01/2038	4,024	0.0
41,396	5.500%, 02/01/2038	41,616	0.0
56,232	5.500%, 02/01/2038	56,533	0.0
40,661	5.500%, 03/01/2038	40,878	0.0
49,680	5.500%, 04/01/2038	49,945	0.0
4,272	5.500%, 05/01/2038	4,295	0.0
44,101	5.500%, 05/01/2038	44,337	0.0
30,892	5.500%, 06/01/2038	30,951	0.0
105,657	5.500%, 06/01/2038	106,222	0.0
99,513	5.500%, 07/01/2038	100,043	0.0
4,510	5.500%, 08/01/2038	4,518	0.0
20,272	5.500%, 08/01/2038	20,380	0.0
22,524	5.500%, 09/01/2038	22,644	0.0
19,919	5.500%, 10/01/2038	20,025	0.0
22,574	5.500%, 10/01/2038	22,695	0.0
2,187	5.500%, 11/01/2038	2,198	0.0
77,701	5.500%, 11/01/2038	78,117	0.0
4,109	5.500%, 12/01/2038	4,131	0.0
7,934	5.500%, 12/01/2038	7,977	0.0
17,316	5.500%, 01/01/2039	17,408	0.0
38,990	5.500%, 03/01/2039	39,198	0.0
14,912	5.500%, 07/01/2039	14,991	0.0
9,700	5.500%, 12/01/2039	9,751	0.0
66,739	5.500%, 03/01/2040	67,095	0.0
21,696	5.500%, 08/01/2040	21,811	0.0
34,234	5.500%, 08/01/2040	34,417	0.0
42,787	5.500%, 08/01/2040	43,015	0.0
27,073 (3)	5.626%, (RFUCCT1Y + 1.345%), 09/01/2035	27,503	0.0
114,149	6.000%, 09/01/2027	114,630	0.0
3,148	6.000%, 02/01/2029	3,205	0.0
3,873	6.000%, 05/01/2035	3,940	0.0
168,956	6.000%, 03/01/2037	173,643	0.0
1,536	6.000%, 05/01/2037	1,573	0.0
20,425	6.000%, 07/01/2037	20,922	0.0
4,956	6.000%, 08/01/2037	5,066	0.0
24,222	6.000%, 08/01/2037	24,811	0.0
129,748	6.000%, 09/01/2037	132,904	0.0
353	6.000%, 10/01/2037	361	0.0
5,212	6.000%, 11/01/2037	5,338	0.0
1,711	6.000%, 12/01/2037	1,729	0.0
4,958	6.000%, 12/01/2037	5,078	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
138,737	6.000%, 01/01/2038	$142,113	0.0
814	6.000%, 04/01/2038	834	0.0
5,097	6.000%, 06/01/2038	5,197	0.0
298	6.000%, 07/01/2038	303	0.0
10,146	6.000%, 08/01/2038	10,297	0.0
35,707	6.000%, 11/01/2038	36,505	0.0
11,224	6.000%, 05/01/2039	11,409	0.0
6,596	6.000%, 08/01/2039	6,730	0.0
1,566	6.000%, 09/01/2039	1,584	0.0
3,503 (3)	6.338%, (H15T1Y + 2.250%), 11/01/2031	3,484	0.0
381,224	6.500%, 09/01/2034	390,468	0.0
29,872 (3)	6.507%, (H15T1Y + 2.436%), 01/01/2029	29,695	0.0
203,058 (3)	7.043%, (RFUCCT1Y + 1.733%), 06/01/2035	208,334	0.0
1,471 (3)	7.125%, (H15T1Y + 2.250%), 04/01/2032	1,478	0.0
		47,317,373	2.1
	Federal National Mortgage Association: 0.0%(4)
1,035 (3)	4.569%, (ECOFC + 1.257%), 05/01/2036	1,016	0.0
6,309 (3)	5.152%, (ECOFC + 1.928%), 12/01/2036	6,238	0.0
10,075 (3)	5.722%, (RFUCCT1Y + 1.473%), 08/01/2035	10,076	0.0
11,556 (3)	5.748%, (RFUCCT6M + 1.373%), 09/01/2035	11,435	0.0
117,184 (3)	5.908%, (RFUCCT1Y + 1.658%), 10/01/2035	118,258	0.0
218,219 (3)	5.951%, (H15T1Y + 1.805%), 08/01/2035	219,644	0.0
38,143 (3)	5.998%, (RFUCCT1Y + 1.647%), 02/01/2034	38,267	0.0
97,359 (3)	6.060%, (RFUCCT1Y + 1.810%), 09/01/2034	98,728	0.0
17,191 (3)	6.175%, (RFUCCT1Y + 1.675%), 02/01/2035	17,314	0.0
54,653 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	55,544	0.0
20,157 (3)	6.314%, (12MTA + 1.200%), 08/01/2042	20,002	0.0
28,631 (3)	6.314%, (12MTA + 1.200%), 08/01/2042	28,343	0.0
9,648 (3)	6.314%, (12MTA + 1.200%), 10/01/2044	9,636	0.0
16,982 (3)	6.314%, (12MTA + 1.200%), 10/01/2044	16,762	0.0
46,421 (3)	6.358%, (RFUCCT1Y + 1.552%), 04/01/2035	46,536	0.0
921 (3)	6.523%, (H15T1Y + 2.215%), 09/01/2031	923	0.0
6,107 (3)	6.585%, (H15T1Y + 2.210%), 04/01/2032	6,104	0.0
13,340 (3)	6.848%, (RFUCCT1M + 1.559%), 02/01/2033	13,399	0.0
		718,225	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: 4.5%
3,826,133	2.500%, 08/20/2051	$3,218,694	0.2
3,114,911	2.500%, 09/20/2051	2,620,362	0.1
1,610,565	2.500%, 11/20/2051	1,354,492	0.1
3,264,763	2.500%, 12/20/2051	2,746,224	0.1
5,238,962	2.500%, 03/20/2052	4,406,068	0.2
4,451,056	2.500%, 04/20/2052	3,743,415	0.2
32,600,000 (5)	2.500%, 07/15/2054	27,408,195	1.2
12,002,140	3.000%, 04/20/2045	10,673,825	0.5
864,383	3.000%, 11/20/2051	754,073	0.0
940,082	3.000%, 03/20/2052	816,565	0.0
13,265,000 (5)	3.000%, 07/15/2054	11,559,204	0.5
1,781,167	3.500%, 07/20/2046	1,577,904	0.1
253,709	3.500%, 07/20/2047	231,028	0.0
4,125,790	3.500%, 12/20/2047	3,743,639	0.2
2,321,112	3.500%, 01/20/2048	2,110,944	0.1
5,033,398	3.500%, 05/20/2050	4,558,893	0.2
323,352	4.000%, 11/20/2040	307,338	0.0
591,511	4.000%, 03/20/2046	552,441	0.0
5,168,828	4.000%, 03/20/2053	4,778,450	0.2
13,391,500 (5)	4.000%, 07/15/2054	12,376,152	0.6
517,478	4.500%, 08/20/2041	504,941	0.0
234,583	4.500%, 01/20/2047	227,452	0.0
1,591	5.000%, 11/15/2035	1,585	0.0
3,367	5.000%, 11/15/2035	3,325	0.0
4,068	5.000%, 11/15/2035	4,078	0.0
11,523	5.000%, 11/15/2035	11,381	0.0
12,807	5.000%, 06/15/2037	12,663	0.0
26,656	5.000%, 03/15/2038	26,317	0.0
56,006	5.000%, 03/15/2038	56,272	0.0
2,246	5.000%, 06/15/2038	2,210	0.0
784	5.000%, 09/15/2038	782	0.0
7,788	5.000%, 11/15/2038	7,816	0.0
26,784	5.000%, 11/15/2038	26,900	0.0
6,923	5.000%, 12/15/2038	6,944	0.0
38,540	5.000%, 12/15/2038	38,715	0.0
551,105	5.000%, 12/15/2038	553,275	0.0
33,529	5.000%, 01/15/2039	33,668	0.0
65,881	5.000%, 01/15/2039	65,600	0.0
410,716	5.000%, 01/15/2039	410,791	0.0
16,947	5.000%, 02/15/2039	16,946	0.0
38,270	5.000%, 02/15/2039	38,436	0.0
57,837	5.000%, 02/15/2039	57,900	0.0
1,422	5.000%, 03/15/2039	1,425	0.0
44,888	5.000%, 03/15/2039	44,957	0.0
46,788	5.000%, 03/15/2039	46,851	0.0
75,710	5.000%, 03/15/2039	75,856	0.0
46,297	5.000%, 04/15/2039	46,413	0.0
362	5.000%, 05/15/2039	357	0.0
28,296	5.000%, 05/15/2039	28,340	0.0
61,654	5.000%, 05/15/2039	61,821	0.0
39,024	5.000%, 07/15/2039	39,144	0.0
28,859	5.000%, 09/15/2039	28,736	0.0
7,857	5.000%, 11/15/2039	7,729	0.0
1,061	5.000%, 04/15/2040	1,055	0.0
6,762	5.000%, 06/15/2040	6,758	0.0
14,831	5.000%, 09/15/2040	14,904	0.0
28,792	5.000%, 10/15/2040	28,828	0.0
43,980	5.000%, 05/15/2042	43,567	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
166,476	5.000%, 02/20/2043	$166,481	0.0
		102,289,125	4.5
	Uniform Mortgage-Backed Securities: 13.3%
3,620,885	2.000%, 10/01/2050	2,860,241	0.1
909,432	2.000%, 11/01/2051	726,159	0.0
2,521,911	2.000%, 11/01/2051	2,009,387	0.1
5,747,105	2.000%, 11/01/2051	4,513,168	0.2
4,587,581	2.000%, 12/01/2051	3,599,705	0.2
5,938,261	2.000%, 12/01/2051	4,695,097	0.2
1,708,666	2.000%, 02/01/2052	1,358,657	0.1
3,195,655	2.000%, 02/01/2052	2,545,419	0.1
2,933,685	2.000%, 03/01/2052	2,302,783	0.1
35,700,000 (5)	2.000%, 08/15/2054	27,953,379	1.3
726,925	2.500%, 05/01/2030	684,758	0.0
1,049,953	2.500%, 06/01/2030	989,663	0.1
1,385,515	2.500%, 06/01/2030	1,304,371	0.1
581,373	2.500%, 07/01/2030	546,995	0.0
5,401,074	2.500%, 07/01/2050	4,458,233	0.2
16,768,577	2.500%, 11/01/2050	14,001,456	0.6
7,300,377	2.500%, 02/01/2051	5,986,384	0.3
9,238,654	2.500%, 03/01/2051	7,610,831	0.4
4,315,172	2.500%, 04/01/2051	3,552,323	0.2
3,482,098	2.500%, 11/01/2051	2,869,951	0.1
3,322,996	2.500%, 12/01/2051	2,755,460	0.1
4,194,474	2.500%, 12/01/2051	3,491,260	0.2
4,507,897	2.500%, 01/01/2052	3,746,979	0.2
2,367,301	2.500%, 02/01/2052	1,978,839	0.1
3,747,669	2.500%, 02/01/2052	3,097,802	0.2
3,913,205	2.500%, 02/01/2052	3,255,440	0.2
4,310,493	2.500%, 02/01/2052	3,563,990	0.2
4,379,565	2.500%, 02/01/2052	3,589,459	0.2
5,635,909	2.500%, 02/01/2052	4,656,882	0.2
1,515,976	3.000%, 08/01/2030	1,449,036	0.1
743,259	3.000%, 09/01/2030	708,561	0.0
698,621	3.000%, 08/01/2043	616,534	0.0
1,191,740	3.000%, 09/01/2043	1,051,676	0.1
4,398,195	3.000%, 04/01/2045	3,873,319	0.2
2,728,368	3.000%, 08/01/2046	2,387,290	0.1
258,386	3.000%, 09/01/2046	225,869	0.0
5,477,335	3.000%, 11/01/2046	4,787,754	0.2
3,624,958	3.000%, 01/01/2047	3,169,629	0.2
2,274,522	3.000%, 02/01/2052	1,958,269	0.1
3,865,626	3.000%, 02/01/2052	3,345,649	0.2
5,159,238	3.000%, 04/01/2052	4,443,499	0.2
3,502,238	3.000%, 05/01/2052	3,016,412	0.2
8,244,786	3.000%, 05/01/2052	7,070,872	0.3
5,355,768	3.000%, 10/01/2052	4,563,299	0.2
382,634	3.500%, 12/01/2041	351,927	0.0
66,292	3.500%, 08/01/2042	60,662	0.0
335,530	3.500%, 08/01/2042	305,445	0.0
272,587	3.500%, 10/01/2042	248,267	0.0
461,334	3.500%, 10/01/2042	420,319	0.0
201,867	3.500%, 03/01/2043	184,310	0.0
1,737,690	3.500%, 01/01/2046	1,574,693	0.1
2,802,622	3.500%, 02/01/2046	2,537,965	0.1
2,018,245	3.500%, 08/01/2046	1,827,429	0.1
11,591,684	3.500%, 08/01/2046	10,498,327	0.5
1,859,485	3.500%, 09/01/2047	1,681,865	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,373,359	3.500%, 07/01/2048	$4,862,328	0.2
2,044,683	3.500%, 02/01/2052	1,828,470	0.1
1,316	4.000%, 05/01/2029	1,284	0.0
12,492	4.000%, 11/01/2030	12,159	0.0
6,943	4.000%, 02/01/2031	6,751	0.0
3,983	4.000%, 10/01/2031	3,865	0.0
3,172,457	4.000%, 12/01/2039	2,995,300	0.1
171,975	4.000%, 07/01/2042	161,847	0.0
381,929	4.000%, 07/01/2042	360,584	0.0
1,488,260	4.000%, 07/01/2042	1,402,923	0.1
132,723	4.000%, 08/01/2042	125,312	0.0
1,157,447	4.000%, 08/01/2043	1,087,175	0.1
1,932,894	4.000%, 09/01/2043	1,823,791	0.1
65,259	4.000%, 10/01/2043	61,239	0.0
138,394	4.000%, 10/01/2043	129,815	0.0
3,404,473	4.000%, 01/01/2045	3,223,326	0.2
345,067	4.000%, 06/01/2045	323,203	0.0
678,821	4.000%, 07/01/2045	640,486	0.0
1,429,786	4.000%, 07/01/2045	1,345,066	0.1
2,652,538	4.000%, 02/01/2046	2,484,508	0.1
518,000	4.000%, 06/01/2047	486,437	0.0
62,161	4.000%, 03/01/2048	57,763	0.0
294,090	4.000%, 03/01/2048	274,345	0.0
4,530,302	4.000%, 06/01/2048	4,198,228	0.2
2,350,626	4.000%, 09/01/2048	2,202,579	0.1
4,468,546	4.000%, 05/01/2051	4,155,595	0.2
4,414,955	4.000%, 05/01/2052	4,064,657	0.2
4,519,265	4.000%, 08/01/2052	4,139,636	0.2
10,164,537	4.000%, 11/01/2052	9,442,618	0.4
4,334	4.500%, 10/01/2025	4,284	0.0
40,929	4.500%, 07/01/2026	40,580	0.0
167,721	4.500%, 04/01/2029	164,995	0.0
2,622	4.500%, 06/01/2029	2,583	0.0
31,624	4.500%, 06/01/2029	31,091	0.0
32,783	4.500%, 07/01/2029	32,295	0.0
775	4.500%, 10/01/2029	764	0.0
5,205	4.500%, 06/01/2030	5,098	0.0
163,383	4.500%, 10/01/2030	160,767	0.0
39,073	4.500%, 02/01/2031	38,237	0.0
26,997	4.500%, 05/01/2031	26,582	0.0
21,420	4.500%, 10/01/2033	20,751	0.0
11,220	4.500%, 01/01/2034	10,862	0.0
2,120	4.500%, 07/01/2034	2,053	0.0
2,950	4.500%, 09/01/2035	2,834	0.0
14,431	4.500%, 09/01/2035	13,971	0.0
20,278	4.500%, 11/01/2035	19,633	0.0
112,043	4.500%, 02/01/2036	106,952	0.0
39,075	4.500%, 01/01/2037	37,829	0.0
21,324	4.500%, 09/01/2037	20,658	0.0
1,443	4.500%, 02/01/2038	1,402	0.0
13,377	4.500%, 01/01/2039	12,999	0.0
18,639	4.500%, 02/01/2039	18,113	0.0
8,893	4.500%, 04/01/2039	8,634	0.0
24,019	4.500%, 04/01/2039	23,341	0.0
44,191	4.500%, 04/01/2039	42,550	0.0
300	4.500%, 05/01/2039	291	0.0
2,601	4.500%, 05/01/2039	2,528	0.0
8,523	4.500%, 05/01/2039	8,282	0.0
42,123	4.500%, 05/01/2039	40,933	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
45,374	4.500%, 05/01/2039	$44,094	0.0
52,052	4.500%, 05/01/2039	50,583	0.0
575,479	4.500%, 05/01/2039	559,226	0.0
4,126	4.500%, 06/01/2039	4,009	0.0
70,682	4.500%, 06/01/2039	68,686	0.0
9,374	4.500%, 07/01/2039	9,109	0.0
15,432	4.500%, 07/01/2039	14,939	0.0
31,646	4.500%, 07/01/2039	30,752	0.0
33,971	4.500%, 08/01/2039	33,011	0.0
36,865	4.500%, 08/01/2039	35,579	0.0
66,721	4.500%, 08/01/2039	64,837	0.0
119,881	4.500%, 08/01/2039	116,497	0.0
123,081	4.500%, 09/01/2039	118,906	0.0
103,620	4.500%, 10/01/2039	100,693	0.0
6,234	4.500%, 11/01/2039	6,058	0.0
54,096	4.500%, 11/01/2039	52,568	0.0
3,263	4.500%, 12/01/2039	3,171	0.0
6,252	4.500%, 12/01/2039	6,075	0.0
3,171	4.500%, 01/01/2040	3,082	0.0
220,093	4.500%, 01/01/2040	213,468	0.0
52,250	4.500%, 02/01/2040	50,774	0.0
102,677	4.500%, 02/01/2040	99,776	0.0
32,144	4.500%, 04/01/2040	31,236	0.0
318,798	4.500%, 04/01/2040	309,792	0.0
32,094	4.500%, 05/01/2040	31,194	0.0
156,008	4.500%, 05/01/2040	151,272	0.0
2,209	4.500%, 06/01/2040	2,147	0.0
22,825	4.500%, 06/01/2040	22,180	0.0
37,616	4.500%, 06/01/2040	36,553	0.0
67,770	4.500%, 06/01/2040	65,857	0.0
168,783	4.500%, 06/01/2040	164,019	0.0
11,439	4.500%, 07/01/2040	11,116	0.0
50,135	4.500%, 07/01/2040	48,718	0.0
74,713	4.500%, 07/01/2040	72,603	0.0
1,290	4.500%, 08/01/2040	1,254	0.0
2,884	4.500%, 08/01/2040	2,803	0.0
16,376	4.500%, 08/01/2040	15,913	0.0
18,283	4.500%, 08/01/2040	17,767	0.0
43,481	4.500%, 08/01/2040	42,253	0.0
45,104	4.500%, 08/01/2040	43,830	0.0
48,759	4.500%, 08/01/2040	46,828	0.0
8,480	4.500%, 09/01/2040	8,241	0.0
10,568	4.500%, 09/01/2040	10,270	0.0
11,867	4.500%, 09/01/2040	11,427	0.0
16,714	4.500%, 09/01/2040	16,242	0.0
16,738	4.500%, 09/01/2040	16,265	0.0
71,106	4.500%, 09/01/2040	69,067	0.0
133,488	4.500%, 09/01/2040	129,717	0.0
16,747	4.500%, 10/01/2040	16,274	0.0
18,175	4.500%, 10/01/2040	17,662	0.0
52,953	4.500%, 10/01/2040	51,147	0.0
89,929	4.500%, 10/01/2040	87,390	0.0
103,041	4.500%, 10/01/2040	100,130	0.0
27,452	4.500%, 11/01/2040	26,677	0.0
31,280	4.500%, 11/01/2040	30,396	0.0
114,243	4.500%, 11/01/2040	109,663	0.0
229,198	4.500%, 11/01/2040	222,727	0.0
644,430	4.500%, 11/01/2040	626,222	0.0
1,915	4.500%, 12/01/2040	1,861	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,207	4.500%, 12/01/2040	$10,827	0.0
14,404	4.500%, 12/01/2040	13,997	0.0
15,406	4.500%, 12/01/2040	14,971	0.0
21,920	4.500%, 12/01/2040	21,301	0.0
27,512	4.500%, 12/01/2040	26,734	0.0
65,788	4.500%, 12/01/2040	63,929	0.0
67,161	4.500%, 12/01/2040	65,221	0.0
132,538	4.500%, 12/01/2040	128,794	0.0
11,091	4.500%, 01/01/2041	10,778	0.0
25,934	4.500%, 01/01/2041	25,202	0.0
78,985	4.500%, 01/01/2041	76,081	0.0
142,755	4.500%, 01/01/2041	138,661	0.0
308,345	4.500%, 01/01/2041	299,632	0.0
14,167	4.500%, 02/01/2041	13,767	0.0
35,012	4.500%, 02/01/2041	34,024	0.0
47,246	4.500%, 02/01/2041	45,911	0.0
50,803	4.500%, 02/01/2041	49,367	0.0
53,291	4.500%, 02/01/2041	51,182	0.0
2,663	4.500%, 03/01/2041	2,588	0.0
10,663	4.500%, 03/01/2041	10,178	0.0
13,181	4.500%, 03/01/2041	12,809	0.0
16,926	4.500%, 03/01/2041	16,448	0.0
24,407	4.500%, 03/01/2041	23,718	0.0
32,619	4.500%, 03/01/2041	31,698	0.0
51,061	4.500%, 03/01/2041	49,618	0.0
67,092	4.500%, 03/01/2041	65,199	0.0
111,767	4.500%, 03/01/2041	107,655	0.0
3,280	4.500%, 04/01/2041	3,188	0.0
14,768	4.500%, 04/01/2041	14,178	0.0
24,643	4.500%, 04/01/2041	23,947	0.0
68,593	4.500%, 04/01/2041	65,966	0.0
136,704	4.500%, 04/01/2041	132,840	0.0
245,342	4.500%, 04/01/2041	238,414	0.0
2,250	4.500%, 05/01/2041	2,187	0.0
4,078	4.500%, 05/01/2041	3,963	0.0
10,619	4.500%, 05/01/2041	10,297	0.0
12,734	4.500%, 05/01/2041	12,374	0.0
16,824	4.500%, 05/01/2041	16,348	0.0
124,796	4.500%, 05/01/2041	121,040	0.0
133,310	4.500%, 05/01/2041	129,320	0.0
159,308	4.500%, 05/01/2041	154,805	0.0
243,432	4.500%, 05/01/2041	236,552	0.0
9,030	4.500%, 06/01/2041	8,775	0.0
45,151	4.500%, 06/01/2041	43,809	0.0
168,730	4.500%, 06/01/2041	163,683	0.0
1,523	4.500%, 07/01/2041	1,467	0.0
2,568	4.500%, 07/01/2041	2,495	0.0
7,603	4.500%, 07/01/2041	7,388	0.0
16,123	4.500%, 07/01/2041	15,670	0.0
30,630	4.500%, 07/01/2041	29,464	0.0
72,701	4.500%, 07/01/2041	70,647	0.0
126,656	4.500%, 07/01/2041	123,050	0.0
11,637	4.500%, 08/01/2041	11,308	0.0
19,999	4.500%, 08/01/2041	19,192	0.0
39,945	4.500%, 08/01/2041	38,523	0.0
61,040	4.500%, 08/01/2041	59,315	0.0
82,445	4.500%, 08/01/2041	80,115	0.0
107,268	4.500%, 08/01/2041	103,215	0.0
120,537	4.500%, 08/01/2041	115,659	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
147,975	4.500%, 08/01/2041	$143,613	0.0
3,236	4.500%, 09/01/2041	3,145	0.0
8,404	4.500%, 09/01/2041	8,167	0.0
41,257	4.500%, 09/01/2041	40,057	0.0
382,726	4.500%, 09/01/2041	371,751	0.0
13,808	4.500%, 10/01/2041	13,418	0.0
22,842	4.500%, 10/01/2041	22,168	0.0
41,102	4.500%, 10/01/2041	39,519	0.0
80,186	4.500%, 10/01/2041	77,921	0.0
143,378	4.500%, 10/01/2041	139,207	0.0
178,231	4.500%, 10/01/2041	173,195	0.0
394,933	4.500%, 10/01/2041	383,037	0.0
801,667	4.500%, 10/01/2041	777,187	0.1
2,349	4.500%, 11/01/2041	2,283	0.0
184,424	4.500%, 11/01/2041	179,174	0.0
167,940	4.500%, 12/01/2041	162,246	0.0
421,735	4.500%, 12/01/2041	409,380	0.0
7,660	4.500%, 01/01/2042	7,444	0.0
10,417	4.500%, 01/01/2042	10,036	0.0
18,115	4.500%, 01/01/2042	17,593	0.0
31,532	4.500%, 03/01/2042	30,531	0.0
25,659	4.500%, 04/01/2042	24,528	0.0
10,597	4.500%, 06/01/2042	10,267	0.0
4,360	4.500%, 08/01/2042	4,237	0.0
3,879	4.500%, 09/01/2042	3,706	0.0
6,165	4.500%, 01/01/2043	5,904	0.0
4,071	4.500%, 12/01/2043	3,935	0.0
41,004	4.500%, 04/01/2047	39,587	0.0
19,742	4.500%, 05/01/2047	19,000	0.0
45,569	4.500%, 06/01/2047	43,849	0.0
66,246	4.500%, 06/01/2047	63,744	0.0
62,559	4.500%, 07/01/2047	60,494	0.0
233,501	4.500%, 07/01/2047	224,442	0.0
15,675	4.500%, 08/01/2047	15,054	0.0
5,362,533	4.500%, 10/01/2052	5,064,933	0.2
5,800	5.000%, 04/01/2026	5,745	0.0
8,522	5.000%, 05/01/2026	8,441	0.0
7,718	5.000%, 08/01/2027	7,642	0.0
5,359	5.000%, 04/01/2028	5,322	0.0
4,601,480	5.000%, 05/01/2042	4,554,824	0.2
607,203	5.000%, 09/01/2052	588,326	0.0
30,024,198	5.000%, 10/01/2052	29,080,762	1.3
1,034	5.500%, 07/01/2026	1,020	0.0
1,491	5.500%, 12/01/2027	1,489	0.0
7,632	5.500%, 04/01/2028	7,603	0.0
2,212	5.500%, 08/01/2028	2,213	0.0
3,091	5.500%, 01/01/2029	3,073	0.0
26,459	5.500%, 10/01/2029	26,465	0.0
29,678	5.500%, 04/01/2033	29,781	0.0
10,435	5.500%, 10/01/2033	10,477	0.0
455	5.500%, 11/01/2033	463	0.0
1,864	5.500%, 11/01/2033	1,860	0.0
3,069	5.500%, 11/01/2033	3,082	0.0
3,458	5.500%, 11/01/2033	3,450	0.0
741	5.500%, 12/01/2033	744	0.0
9,046	5.500%, 12/01/2033	9,082	0.0
23,621	5.500%, 12/01/2033	23,716	0.0
53,974	5.500%, 12/01/2033	54,192	0.0
160,782	5.500%, 12/01/2033	160,325	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
210	5.500%, 01/01/2034	$212	0.0
3,048	5.500%, 01/01/2034	3,063	0.0
7,596	5.500%, 01/01/2034	7,626	0.0
12,896	5.500%, 01/01/2034	12,926	0.0
58,434	5.500%, 01/01/2034	58,670	0.0
2,443	5.500%, 06/01/2034	2,453	0.0
4,097	5.500%, 11/01/2034	4,121	0.0
23,903	5.500%, 11/01/2034	24,000	0.0
490	5.500%, 12/01/2034	492	0.0
7,026	5.500%, 01/01/2035	7,054	0.0
14,871	5.500%, 01/01/2035	14,931	0.0
19,660	5.500%, 01/01/2035	19,672	0.0
5,550	5.500%, 02/01/2035	5,553	0.0
682,870	5.500%, 02/01/2035	685,633	0.0
4,358	5.500%, 07/01/2035	4,376	0.0
373,353	5.500%, 08/01/2035	374,864	0.0
1,517	5.500%, 10/01/2035	1,550	0.0
282	5.500%, 11/01/2035	282	0.0
25,943	5.500%, 11/01/2035	26,048	0.0
388	5.500%, 12/01/2035	390	0.0
420	5.500%, 12/01/2035	420	0.0
6,553	5.500%, 12/01/2035	6,579	0.0
61,729	5.500%, 12/01/2035	61,979	0.0
4,675	5.500%, 01/01/2036	4,694	0.0
39,882	5.500%, 01/01/2036	40,044	0.0
374	5.500%, 02/01/2036	375	0.0
5,945	5.500%, 04/01/2036	5,969	0.0
474,077	5.500%, 07/01/2036	475,995	0.0
372	5.500%, 08/01/2036	373	0.0
23,776	5.500%, 09/01/2036	23,872	0.0
39,702	5.500%, 09/01/2036	39,862	0.0
602	5.500%, 12/01/2036	604	0.0
942	5.500%, 12/01/2036	946	0.0
65,261	5.500%, 12/01/2036	65,525	0.0
66,634	5.500%, 12/01/2036	66,903	0.0
6,466	5.500%, 01/01/2037	6,492	0.0
34,236	5.500%, 01/01/2037	34,375	0.0
52,382	5.500%, 02/01/2037	52,595	0.0
137,249	5.500%, 03/01/2037	136,755	0.0
5,983	5.500%, 04/01/2037	6,007	0.0
422	5.500%, 05/01/2037	423	0.0
1,206	5.500%, 05/01/2037	1,205	0.0
6,685	5.500%, 05/01/2037	6,712	0.0
12,328	5.500%, 05/01/2037	12,378	0.0
12,696	5.500%, 06/01/2037	12,748	0.0
28,494	5.500%, 06/01/2037	28,609	0.0
14,002	5.500%, 07/01/2037	13,962	0.0
7,755	5.500%, 08/01/2037	7,787	0.0
20,860	5.500%, 08/01/2037	20,944	0.0
22,694	5.500%, 08/01/2037	22,786	0.0
55,756	5.500%, 09/01/2037	55,982	0.0
374	5.500%, 11/01/2037	375	0.0
194,019	5.500%, 01/01/2038	194,807	0.0
372	5.500%, 02/01/2038	374	0.0
621	5.500%, 02/01/2038	624	0.0
3,475	5.500%, 03/01/2038	3,489	0.0
174,947	5.500%, 03/01/2038	175,658	0.0
241	5.500%, 04/01/2038	241	0.0
8,171	5.500%, 04/01/2038	8,176	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
26,666	5.500%, 04/01/2038	$26,774	0.0
1,502	5.500%, 05/01/2038	1,508	0.0
4,887	5.500%, 05/01/2038	4,912	0.0
49,341	5.500%, 05/01/2038	49,371	0.0
10,949	5.500%, 06/01/2038	10,993	0.0
43,898	5.500%, 06/01/2038	44,076	0.0
896,681	5.500%, 06/01/2038	900,321	0.1
204	5.500%, 07/01/2038	205	0.0
21,293	5.500%, 07/01/2038	21,379	0.0
24,217	5.500%, 07/01/2038	24,315	0.0
25,072	5.500%, 07/01/2038	25,174	0.0
5,709	5.500%, 08/01/2038	5,732	0.0
12,242	5.500%, 08/01/2038	12,292	0.0
35,044	5.500%, 08/01/2038	35,125	0.0
29,294	5.500%, 11/01/2038	29,440	0.0
98,450	5.500%, 11/01/2038	98,850	0.0
107	5.500%, 12/01/2038	107	0.0
17,347	5.500%, 12/01/2038	17,434	0.0
27,170	5.500%, 01/01/2039	27,281	0.0
52,432	5.500%, 01/01/2039	52,645	0.0
177,442	5.500%, 01/01/2039	178,163	0.0
10,192	5.500%, 03/01/2039	10,233	0.0
91,433	5.500%, 06/01/2039	91,804	0.0
161,788	5.500%, 06/01/2039	162,445	0.0
8,949	5.500%, 07/01/2041	8,985	0.0
177,216	5.500%, 09/01/2041	177,932	0.0
28,828	6.000%, 11/01/2028	29,180	0.0
176	6.000%, 04/01/2031	181	0.0
190	6.000%, 01/01/2032	192	0.0
409	6.000%, 11/01/2032	412	0.0
432	6.000%, 11/01/2032	434	0.0
23,071	6.000%, 01/01/2033	23,405	0.0
1,788	6.000%, 09/01/2033	1,825	0.0
305	6.000%, 01/01/2034	309	0.0
20,523	6.000%, 06/01/2035	20,766	0.0
3,084	6.000%, 07/01/2035	3,131	0.0
4,146	6.000%, 07/01/2035	4,189	0.0
5,031	6.000%, 07/01/2035	5,090	0.0
6,131	6.000%, 07/01/2035	6,257	0.0
324	6.000%, 10/01/2035	327	0.0
865	6.000%, 10/01/2035	872	0.0
27,202	6.000%, 11/01/2035	27,671	0.0
1,999	6.000%, 12/01/2035	2,017	0.0
23,501	6.000%, 12/01/2035	23,983	0.0
173,819	6.000%, 12/01/2035	175,359	0.0
3,691	6.000%, 01/01/2036	3,750	0.0
17,841	6.000%, 02/01/2036	18,233	0.0
26,549	6.000%, 02/01/2036	27,144	0.0
14,564	6.000%, 03/01/2036	14,841	0.0
17,522	6.000%, 03/01/2036	18,284	0.0
10,072	6.000%, 04/01/2036	10,303	0.0
21,580	6.000%, 04/01/2036	22,075	0.0
7,246	6.000%, 05/01/2036	7,328	0.0
304	6.000%, 06/01/2036	310	0.0
1,649	6.000%, 06/01/2036	1,670	0.0
1,098	6.000%, 07/01/2036	1,112	0.0
1,265	6.000%, 07/01/2036	1,274	0.0
9,998	6.000%, 07/01/2036	10,121	0.0
37,609	6.000%, 07/01/2036	38,397	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,247	6.000%, 08/01/2036	$1,259	0.0
1,980	6.000%, 08/01/2036	2,026	0.0
10,206	6.000%, 08/01/2036	10,441	0.0
11,231	6.000%, 08/01/2036	11,399	0.0
100,280	6.000%, 08/01/2036	101,746	0.0
290,324	6.000%, 08/01/2036	294,724	0.0
71	6.000%, 09/01/2036	71	0.0
7,538	6.000%, 09/01/2036	7,711	0.0
7,909	6.000%, 09/01/2036	8,019	0.0
11,307	6.000%, 09/01/2036	11,446	0.0
12,931	6.000%, 09/01/2036	13,193	0.0
27,478	6.000%, 09/01/2036	28,084	0.0
51,117	6.000%, 09/01/2036	51,559	0.0
2,079	6.000%, 10/01/2036	2,096	0.0
7,113	6.000%, 10/01/2036	7,184	0.0
9,126	6.000%, 10/01/2036	9,332	0.0
17,639	6.000%, 10/01/2036	18,071	0.0
21,646	6.000%, 10/01/2036	22,145	0.0
21,986	6.000%, 10/01/2036	22,491	0.0
6,406	6.000%, 11/01/2036	6,500	0.0
13,858	6.000%, 11/01/2036	13,968	0.0
19,943	6.000%, 11/01/2036	20,401	0.0
1,270	6.000%, 12/01/2036	1,289	0.0
2,002	6.000%, 12/01/2036	2,048	0.0
2,983	6.000%, 12/01/2036	3,027	0.0
12,581	6.000%, 12/01/2036	12,730	0.0
21,961	6.000%, 12/01/2036	22,467	0.0
192	6.000%, 01/01/2037	194	0.0
341	6.000%, 01/01/2037	349	0.0
6,444	6.000%, 01/01/2037	6,592	0.0
9,723	6.000%, 01/01/2037	9,800	0.0
7,008	6.000%, 02/01/2037	7,114	0.0
8,439	6.000%, 02/01/2037	8,634	0.0
47,418	6.000%, 02/01/2037	48,509	0.0
339	6.000%, 03/01/2037	345	0.0
4,207	6.000%, 03/01/2037	4,253	0.0
4,286	6.000%, 03/01/2037	4,385	0.0
6,730	6.000%, 03/01/2037	6,803	0.0
9,637	6.000%, 03/01/2037	9,858	0.0
76,449	6.000%, 03/01/2037	78,358	0.0
596	6.000%, 04/01/2037	602	0.0
678	6.000%, 04/01/2037	685	0.0
1,119	6.000%, 04/01/2037	1,145	0.0
1,956	6.000%, 04/01/2037	1,988	0.0
3,894	6.000%, 04/01/2037	3,963	0.0
8,744	6.000%, 04/01/2037	8,945	0.0
11,257	6.000%, 04/01/2037	11,509	0.0
12,868	6.000%, 04/01/2037	13,065	0.0
14,041	6.000%, 04/01/2037	14,365	0.0
19,240	6.000%, 04/01/2037	19,436	0.0
25,261	6.000%, 04/01/2037	25,515	0.0
33,946	6.000%, 04/01/2037	34,785	0.0
61,266	6.000%, 04/01/2037	62,676	0.0
525	6.000%, 05/01/2037	533	0.0
4,475	6.000%, 05/01/2037	4,578	0.0
5,147	6.000%, 05/01/2037	5,207	0.0
6,794	6.000%, 05/01/2037	6,848	0.0
9,562	6.000%, 05/01/2037	9,782	0.0
9,891	6.000%, 05/01/2037	9,980	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,829	6.000%, 05/01/2037	$11,933	0.0
12,034	6.000%, 05/01/2037	12,139	0.0
18,671	6.000%, 05/01/2037	19,101	0.0
46,705	6.000%, 05/01/2037	47,780	0.0
3,189	6.000%, 06/01/2037	3,261	0.0
3,383	6.000%, 06/01/2037	3,427	0.0
3,721	6.000%, 06/01/2037	3,806	0.0
4,534	6.000%, 06/01/2037	4,570	0.0
22,042	6.000%, 06/01/2037	22,218	0.0
32,987	6.000%, 06/01/2037	33,747	0.0
2,141	6.000%, 07/01/2037	2,186	0.0
4,261	6.000%, 07/01/2037	4,359	0.0
4,547	6.000%, 07/01/2037	4,681	0.0
4,891	6.000%, 07/01/2037	4,930	0.0
5,303	6.000%, 07/01/2037	5,347	0.0
5,941	6.000%, 07/01/2037	6,019	0.0
11,836	6.000%, 07/01/2037	11,989	0.0
28,905	6.000%, 07/01/2037	29,328	0.0
30,171	6.000%, 07/01/2037	30,866	0.0
3,965	6.000%, 08/01/2037	4,057	0.0
5,327	6.000%, 08/01/2037	5,396	0.0
7,005	6.000%, 08/01/2037	7,078	0.0
8,036	6.000%, 08/01/2037	8,099	0.0
11,089	6.000%, 08/01/2037	11,344	0.0
15,681	6.000%, 08/01/2037	15,854	0.0
25,740	6.000%, 08/01/2037	26,333	0.0
32,162	6.000%, 08/01/2037	32,470	0.0
488	6.000%, 09/01/2037	496	0.0
1,302	6.000%, 09/01/2037	1,332	0.0
5,078	6.000%, 09/01/2037	5,131	0.0
8,745	6.000%, 09/01/2037	8,946	0.0
55,882	6.000%, 09/01/2037	57,169	0.0
139,087	6.000%, 09/01/2037	142,290	0.0
545	6.000%, 10/01/2037	553	0.0
18,650	6.000%, 10/01/2037	19,079	0.0
572	6.000%, 11/01/2037	585	0.0
20,279	6.000%, 11/01/2037	20,745	0.0
28,860	6.000%, 11/01/2037	29,522	0.0
779	6.000%, 12/01/2037	797	0.0
16,103	6.000%, 12/01/2037	16,474	0.0
31,867	6.000%, 12/01/2037	32,372	0.0
33,338	6.000%, 12/01/2037	34,105	0.0
15,120	6.000%, 02/01/2038	15,438	0.0
52,206	6.000%, 02/01/2038	52,874	0.0
71,758	6.000%, 02/01/2038	73,269	0.0
652	6.000%, 03/01/2038	661	0.0
3,572	6.000%, 03/01/2038	3,610	0.0
15,973	6.000%, 03/01/2038	16,340	0.0
1,913	6.000%, 05/01/2038	1,957	0.0
43,906	6.000%, 05/01/2038	44,917	0.0
6,391	6.000%, 06/01/2038	6,538	0.0
24,176	6.000%, 07/01/2038	24,733	0.0
61,798	6.000%, 07/01/2038	62,976	0.0
746	6.000%, 08/01/2038	763	0.0
3,017	6.000%, 09/01/2038	3,056	0.0
3,901	6.000%, 09/01/2038	3,990	0.0
13,416	6.000%, 09/01/2038	13,630	0.0
14,017	6.000%, 09/01/2038	14,312	0.0
329	6.000%, 10/01/2038	332	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,118	6.000%, 10/01/2038	$1,144	0.0
7,396	6.000%, 10/01/2038	7,566	0.0
8,053	6.000%, 10/01/2038	8,238	0.0
10,809	6.000%, 10/01/2038	10,895	0.0
17,125	6.000%, 10/01/2038	17,520	0.0
409	6.000%, 11/01/2038	419	0.0
1,039	6.000%, 11/01/2038	1,050	0.0
80,552	6.000%, 11/01/2038	82,013	0.0
772	6.000%, 12/01/2038	783	0.0
10,873	6.000%, 12/01/2038	11,058	0.0
39,429	6.000%, 12/01/2038	40,337	0.0
768	6.000%, 10/01/2039	786	0.0
10,081	6.000%, 10/01/2039	10,313	0.0
228,856	6.000%, 02/01/2040	234,130	0.0
9,518	6.000%, 04/01/2040	9,737	0.0
69,941	6.000%, 09/01/2040	71,047	0.0
102,410	6.000%, 10/01/2040	104,769	0.0
149,198	6.000%, 05/01/2041	152,635	0.0
417	6.500%, 04/01/2027	425	0.0
204	6.500%, 02/01/2028	208	0.0
4,191	6.500%, 01/01/2032	4,268	0.0
4,045	6.500%, 04/01/2032	4,146	0.0
3,086	6.500%, 10/01/2032	3,160	0.0
10,246	6.500%, 10/01/2032	10,529	0.0
3,132	6.500%, 03/01/2038	3,284	0.0
51	7.000%, 08/01/2025	53	0.0
1,070	7.000%, 03/01/2026	1,100	0.0
315	7.000%, 12/01/2027	324	0.0
134,460	7.000%, 03/01/2038	138,360	0.0
385,263	7.000%, 04/01/2038	396,795	0.0
4,469	7.500%, 09/01/2031	4,552	0.0
		299,784,749	13.3
	Total U.S. Government Agency Obligations (Cost $479,701,742)	450,109,472	19.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.5%
642,117 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.960%, (TSFR1M + 0.614%), 11/25/2035	345,491	0.0
940,259	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	647,348	0.0
1,053,367	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	859,355	0.0
183,383 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 10.196%, (-1.000*TSFR1M + 4.886%), 05/25/2035	4,012	0.0
1,099,719	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	535,408	0.0
1,475,837 (3)	Alternative Loan Trust 2007-23CB A3, 5.960%, (TSFR1M + 0.614%), 09/25/2037	564,751	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
66,887	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	$51,594	0.0
1,266,100 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,170,894	0.1
274,398 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.534%, 01/25/2036	251,201	0.0
181,408 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.310%, 05/25/2035	169,076	0.0
700,192 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.386%, 11/25/2036	378,431	0.0
831,114 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.652%, 11/25/2036	426,916	0.0
1,564 (3)	Bear Stearns ARM Trust 2005-12 13A1, 5.011%, 02/25/2036	1,151	0.0
59,423 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.159%, 01/26/2036	43,730	0.0
3,300,000 (1)(3)	Bellemeade RE Ltd. 2021-3A M1C, 6.885%, (SOFR30A + 1.550%), 09/25/2031	3,298,008	0.2
68,599 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.642%, 12/25/2035	62,857	0.0
1,034,230 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.712%, 11/25/2034	930,182	0.1
6,337 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.069%, 02/20/2035	6,310	0.0
10,805 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 6.140%, (TSFR1M + 0.794%), 03/25/2035	9,764	0.0
1,363,992 (1)(3)	CIM Trust 2020-J1 B3, 3.434%, 07/25/2050	1,115,496	0.1
417,491	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	366,901	0.0
16,179 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.731%, 08/25/2035	15,074	0.0
698,388	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	679,637	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
622,771 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.560%, 09/25/2037	$551,578	0.0
472,111 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	449,604	0.0
163,425	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	144,672	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.100%, (SOFR30A + 3.764%), 02/25/2040	850,879	0.0
8,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.485%, (SOFR30A + 3.150%), 12/25/2041	8,907,009	0.4
77,876 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 6.146%, 07/19/2044	70,756	0.0
20,573 (1)(3)	Fannie Mae Connecticut Avenue Securities 2019-R01 2M2, 7.900%, (SOFR30A + 2.564%), 07/25/2031	20,574	0.0
2,700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.450%, (SOFR30A + 3.114%), 01/25/2040	2,782,062	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 8.435%, (SOFR30A + 3.100%), 10/25/2041	1,545,858	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 8.085%, (SOFR30A + 2.750%), 12/25/2041	1,532,908	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 10.935%, (SOFR30A + 5.600%), 07/25/2042	1,102,122	0.1
2,269,638 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	451,750	0.0
187,500 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	29,028	0.0
183,442 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	26,696	0.0
1,953,909 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	333,683	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
84,824	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	$84,874	0.0
4,762 (3)	Fannie Mae REMIC Trust 2002-21 FC, 6.350%, (SOFR30A + 1.014%), 04/25/2032	4,783	0.0
379,466 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	65,701	0.0
14,110 (3)	Fannie Mae REMIC Trust 2004-11 A, 5.558%, (SOFR30A + 0.234%), 03/25/2034	14,082	0.0
184,944	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	187,712	0.0
1,585,726 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 1.250%, (-1.000*SOFR30A + 6.586%), 07/25/2035	125,628	0.0
116,833 (3)	Fannie Mae REMIC Trust 2005-74 DK, 2.201%, (-1.000*SOFR30A + 23.542%), 07/25/2035	110,756	0.0
1,845,966 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 1.230%, (-1.000*SOFR30A + 6.566%), 10/25/2035	133,186	0.0
89,208	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	90,700	0.0
378,327 (3)	Fannie Mae REMIC Trust 2006-104 ES, 6.201%, (-1.000*SOFR30A + 32.878%), 11/25/2036	463,544	0.0
1,742,703 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 1.300%, (-1.000*SOFR30A + 6.636%), 10/25/2035	94,780	0.0
2,285,657 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 9.896%, (-1.000*SOFR30A + 4.586%), 10/25/2036	30,768	0.0
1,089,868 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 1.290%, (-1.000*SOFR30A + 6.626%), 01/25/2037	92,673	0.0
1,214,583 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 1.750%, (-1.000*SOFR30A + 7.086%), 07/25/2036	94,603	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
92,654 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 1.250%, (-1.000*SOFR30A + 6.586%), 08/25/2026	$1,256	0.0
1,350,915 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 0.650%, (-1.000*SOFR30A + 5.986%), 06/25/2037	92,239	0.0
290,151 (3)	Fannie Mae REMIC Trust 2007-73 A1, 6.087%, (SOFR30A + 0.174%), 07/25/2037	282,810	0.0
177,788 (3)	Fannie Mae REMIC Trust 2008-20 SP, 1.875%, (-1.000*SOFR30A + 15.214%), 03/25/2038	165,939	0.0
925,015	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	905,654	0.1
3,178,123 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 1.150%, (-1.000*SOFR30A + 6.486%), 09/25/2040	299,912	0.0
3,653,578 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	759,169	0.0
1,017,269 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 1.150%, (-1.000*SOFR30A + 6.486%), 10/25/2040	79,590	0.0
2,714,753 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 0.620%, (-1.000*SOFR30A + 5.956%), 11/25/2040	155,576	0.0
8,128,580 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 0.580%, (-1.000*SOFR30A + 5.916%), 12/25/2040	612,180	0.0
1,556,561 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 0.970%, (-1.000*SOFR30A + 6.306%), 06/25/2040	121,124	0.0
3,037,219	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,044,321	0.1
236,462	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	235,898	0.0
469,628	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	462,380	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
42,643	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	$39,193	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	958,592	0.1
1,085,893 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 0.550%, (-1.000*SOFR30A + 5.886%), 07/25/2041	26,448	0.0
808,096 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	78,119	0.0
9,945,667	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	9,546,506	0.4
275,582 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 1.000%, (-1.000*SOFR30A + 6.336%), 02/25/2042	27,586	0.0
43,691	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	43,038	0.0
608,974	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	543,160	0.0
3,790,673 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 0.650%, (-1.000*SOFR30A + 5.986%), 10/25/2042	350,203	0.0
2,687,656 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 0.700%, (-1.000*SOFR30A + 6.036%), 11/25/2042	255,954	0.0
876,848 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	48,754	0.0
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 10.546%, (-1.000*SOFR30A + 5.263%), 12/25/2042	432,496	0.0
9,387,019 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 0.700%, (-1.000*SOFR30A + 6.036%), 12/25/2042	842,690	0.0
4,287,382 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 0.650%, (-1.000*SOFR30A + 5.986%), 12/25/2042	357,633	0.0
6,808,266 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 0.500%, (-1.000*SOFR30A + 5.836%), 03/25/2042	558,253	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,108,188 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 1.000%, (-1.000*SOFR30A + 6.336%), 04/25/2042	$313,831	0.0
675,683 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	93,466	0.0
3,565,415 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 0.750%, (-1.000*SOFR30A + 6.086%), 06/25/2033	190,282	0.0
4,008,717 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 0.700%, (-1.000*SOFR30A + 6.036%), 02/25/2043	403,530	0.0
7,774,635 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 0.700%, (-1.000*SOFR30A + 6.036%), 03/25/2042	291,169	0.0
9,416,072 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,882,634	0.1
12,067,844 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,851,212	0.1
3,292,690 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 0.550%, (-1.000*SOFR30A + 5.886%), 08/25/2046	348,656	0.0
5,184,693 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 0.550%, (-1.000*SOFR30A + 5.886%), 09/25/2046	517,912	0.0
11,677,086 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 0.600%, (-1.000*SOFR30A + 5.936%), 11/25/2046	825,158	0.0
19,532,653 (3)(6)	Fannie Mae REMIC Trust 2016-88 CS, 0.600%, (-1.000*SOFR30A + 5.936%), 12/25/2046	1,341,868	0.1
204,911	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	202,244	0.0
4,731,101 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 1.200%, (-1.000*SOFR30A + 6.536%), 12/25/2046	297,062	0.0
6,684,147 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,405,529	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,027,036	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	$894,363	0.1
3,311,082	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	3,018,668	0.1
178,635	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	155,661	0.0
2,861,417 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 0.800%, (-1.000*SOFR30A + 6.136%), 09/25/2038	198,066	0.0
466,851	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	404,915	0.0
5,184,549 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 0.600%, (-1.000*SOFR30A + 5.936%), 05/25/2049	380,550	0.0
4,422,899 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 0.600%, (-1.000*SOFR30A + 5.936%), 06/25/2049	432,742	0.0
12,719,615 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 0.600%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,294,736	0.1
10,417,231 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,765,400	0.1
8,860,230 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 0.500%, (-1.000*SOFR30A + 5.836%), 07/25/2050	921,941	0.1
11,890,665 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,074,346	0.1
15,085,635 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,554,256	0.2
16,404,954 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	3,533,685	0.2
99,372 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 5.261%, 03/25/2035	57,318	0.0
52,180 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.437%, 02/25/2036	48,198	0.0
18,229 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.231%, 08/25/2035	12,547	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,235,969 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.939%, 03/25/2048	$1,106,991	0.1
1,730,357 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	1,537,231	0.1
1,534,414 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.005%, 04/25/2048	1,363,549	0.1
58,740	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	58,784	0.0
58,363	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	58,138	0.0
36,357 (3)	Freddie Mac REMIC Trust 2411 FJ, 5.798%, (SOFR30A + 0.464%), 12/15/2029	36,205	0.0
36,435	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	36,331	0.0
54,069	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	54,849	0.0
101,415 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	16,159	0.0
2,076,814 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 0.552%, (-1.000*SOFR30A + 5.886%), 03/15/2034	115,454	0.0
455,931	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	456,250	0.0
339,252	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	339,499	0.0
2,420,981 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 1.282%, (-1.000*SOFR30A + 6.616%), 10/15/2035	174,122	0.0
161,014 (3)	Freddie Mac REMIC Trust 3065 DC, 3.517%, (-1.000*SOFR30A + 19.517%), 03/15/2035	157,260	0.0
188,615 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 4.592%, (-1.000*SOFR30A + 24.147%), 01/15/2036	37,121	0.0
761,888 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 1.152%, (-1.000*SOFR30A + 6.486%), 09/15/2033	48,234	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,767 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.037%, (-1.000*SOFR30A + 6.371%), 06/15/2036	$17,204	0.0
3,836,910 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 0.672%, (-1.000*SOFR30A + 6.006%), 03/15/2037	277,293	0.0
1,674,568 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 0.962%, (-1.000*SOFR30A + 6.296%), 05/15/2037	144,174	0.0
3,690,144 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 0.632%, (-1.000*SOFR30A + 5.966%), 08/15/2037	265,883	0.0
145,209 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 4.974%, 03/15/2033	142,691	0.0
22,913 (3)	Freddie Mac REMIC Trust 3556 NT, 8.548%, (SOFR30A + 3.214%), 03/15/2038	23,571	0.0
1,869,844 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 1.152%, (-1.000*SOFR30A + 6.486%), 04/15/2039	184,858	0.0
3,018,616 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 0.752%, (-1.000*SOFR30A + 6.086%), 10/15/2039	244,821	0.0
291,792 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	31,723	0.0
2,996,818	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,056,091	0.1
1,012,284	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,034,802	0.1
5,778,502 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 9.696%, (-1.000*SOFR30A + 4.386%), 08/15/2040	167,636	0.0
611,127	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	581,639	0.0
1,979,299 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.102%, (-1.000*SOFR30A + 6.436%), 05/15/2041	179,992	0.0
825,342	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	805,468	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
285,455 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 0.602%, (-1.000*SOFR30A + 5.936%), 07/15/2040	$5,037	0.0
824,035 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 0.602%, (-1.000*SOFR30A + 5.936%), 01/15/2041	8,728	0.0
5,701,406 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 1.102%, (-1.000*SOFR30A + 6.436%), 11/15/2041	568,388	0.0
311,972	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	306,050	0.0
802,483	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	851,242	0.0
3,097,739 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 1.102%, (-1.000*SOFR30A + 6.436%), 06/15/2042	320,576	0.0
3,237,033 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 1.152%, (-1.000*SOFR30A + 6.486%), 09/15/2042	368,752	0.0
7,174,888 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 0.702%, (-1.000*SOFR30A + 6.036%), 12/15/2042	712,674	0.0
4,051,119 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	597,023	0.0
400,310 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	63,280	0.0
3,566,667	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,377,378	0.2
18,272,641	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	17,773,618	0.8
3,730,687 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 0.702%, (-1.000*SOFR30A + 6.036%), 03/15/2044	250,210	0.0
5,816,753 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 0.702%, (-1.000*SOFR30A + 6.036%), 03/15/2044	439,859	0.0
39,246 (6)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	180	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,455 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	$72,880	0.0
12,607,548	Freddie Mac REMIC Trust 4335 XZ, 4.250%, 05/15/2044	12,079,945	0.5
6,882,992	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	6,398,935	0.3
1,271,192 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 0.752%, (-1.000*SOFR30A + 6.086%), 07/15/2039	29,702	0.0
7,345,449	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	6,970,480	0.3
1,856,726 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 0.652%, (-1.000*SOFR30A + 5.986%), 09/15/2044	157,111	0.0
1,723,385 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	274,622	0.0
6,193,815 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 0.552%, (-1.000*SOFR30A + 5.886%), 04/15/2047	608,439	0.0
3,575,188 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	732,843	0.0
1,817,978	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,382,031	0.1
1,696,779	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,434,992	0.1
16,679,639	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	14,722,595	0.7
700,827	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	638,475	0.0
5,372,061 (3)(6)	Freddie Mac REMIC Trust 4845 S, 1.252%, (-1.000*SOFR30A + 6.586%), 12/15/2048	468,553	0.0
4,931,251 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 0.700%, (-1.000*SOFR30A + 6.036%), 07/25/2045	488,030	0.0
13,884,380 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 0.650%, (-1.000*SOFR30A + 5.986%), 07/25/2049	986,666	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,259,001 (6)	Freddie Mac REMIC Trust 4953 AI, 4.000%, 02/25/2050	$443,579	0.0
4,749,584 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	866,970	0.0
11,239,347 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 0.650%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,235,851	0.1
3,905,409 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	916,209	0.1
49,053,255 (6)	Freddie Mac REMIC Trust 5050 IM, 3.500%, 10/25/2050	9,649,065	0.4
32,935,861 (6)	Freddie Mac REMIC Trust 5072 IU, 2.500%, 02/25/2051	5,241,782	0.2
26,370,451 (6)	Freddie Mac REMIC Trust 5077 LI, 3.000%, 02/25/2051	4,290,612	0.2
15,088,977 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,667,975	0.1
12,371,029 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,248,182	0.1
21,771,608 (6)	Freddie Mac REMIC Trust 5171 DI, 3.000%, 12/25/2051	4,011,488	0.2
21,989,787 (6)	Freddie Mac REMIC Trust 5211 IH, 3.500%, 04/25/2052	3,699,199	0.2
2,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.735%, (SOFR30A + 3.400%), 10/25/2041	2,074,145	0.1
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 8.985%, (SOFR30A + 3.650%), 11/25/2041	1,044,777	0.1
2,550,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 7.435%, (SOFR30A + 2.100%), 09/25/2041	2,575,369	0.1
2,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.685%, (SOFR30A + 2.350%), 12/25/2041	2,433,268	0.1
2,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.835%, (SOFR30A + 2.500%), 01/25/2042	2,550,924	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.585%, (SOFR30A + 5.250%), 03/25/2042	$1,951,294	0.1
2,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA2 M2, 11.335%, (SOFR30A + 6.000%), 07/25/2042	2,224,117	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 10.685%, (SOFR30A + 5.350%), 08/25/2042	1,538,986	0.1
3,770,828 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	615,100	0.0
7,505,465 (3)(6)	Freddie Mac Strips 268 S5, 0.552%, (-1.000*SOFR30A + 5.886%), 08/15/2042	684,063	0.0
4,584,212 (3)(6)	Freddie Mac Strips 311 S1, 0.502%, (-1.000*SOFR30A + 5.836%), 08/15/2043	410,278	0.0
271,973 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	48,431	0.0
7,572,674 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,082,398	0.1
6,464,924 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,061,720	0.1
2,436,956 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	397,986	0.0
5,275,902 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	246,404	0.0
3,686,817 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	261,193	0.0
4,694,012 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	373,341	0.0
3,585,829 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	217,903	0.0
5,647,468 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	329,379	0.0
4,629,481 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	266,082	0.0
5,276,095 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	374,010	0.0
1,621,979	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,632,034	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,338,473 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 6.353%, (12MTA + 1.200%), 10/25/2044	$1,211,312	0.1
283,297 (3)(6)	Ginnie Mae 2005-7 AH, 1.327%, (-1.000*TSFR1M + 6.656%), 02/16/2035	19,487	0.0
4,883,538 (3)(6)	Ginnie Mae 2007-35 KY, 1.007%, (-1.000*TSFR1M + 6.336%), 06/16/2037	408,611	0.0
162,643 (3)	Ginnie Mae 2007-8 SP, 4.367%, (-1.000*TSFR1M + 21.677%), 03/20/2037	181,982	0.0
991,662 (3)(6)	Ginnie Mae 2008-35 SN, 0.947%, (-1.000*TSFR1M + 6.286%), 04/20/2038	67,070	0.0
474,562 (3)(6)	Ginnie Mae 2008-40 PS, 1.057%, (-1.000*TSFR1M + 6.386%), 05/16/2038	29,568	0.0
4,232,323 (3)(6)	Ginnie Mae 2009-106 SU, 0.747%, (-1.000*TSFR1M + 6.086%), 05/20/2037	325,488	0.0
1,441,996 (3)(6)	Ginnie Mae 2009-25 KS, 0.747%, (-1.000*TSFR1M + 6.086%), 04/20/2039	125,538	0.0
704,854	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	689,014	0.0
757,251	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	739,137	0.0
7,448,151	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	7,579,809	0.3
631,921 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	43,277	0.0
731,318 (3)(6)	Ginnie Mae 2010-116 NS, 1.207%, (-1.000*TSFR1M + 6.536%), 09/16/2040	46,425	0.0
2,668,135 (3)(6)	Ginnie Mae 2010-116 SK, 1.167%, (-1.000*TSFR1M + 6.506%), 08/20/2040	206,872	0.0
1,461,044 (3)(6)	Ginnie Mae 2010-149 HS, 0.657%, (-1.000*TSFR1M + 5.986%), 05/16/2040	12,967	0.0
811,235 (3)(6)	Ginnie Mae 2010-4 SP, 1.057%, (-1.000*TSFR1M + 6.386%), 01/16/2039	16,153	0.0
1,362,944	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	1,329,287	0.1
243,755 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	9,084	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
934,697 (3)(6)	Ginnie Mae 2010-68 MS, 0.397%, (-1.000*TSFR1M + 5.736%), 06/20/2040	$68,795	0.0
2,215,398 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	456,997	0.0
193,274 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	2,832	0.0
2,228,836 (3)(6)	Ginnie Mae 2011-80 KS, 1.217%, (-1.000*TSFR1M + 6.556%), 06/20/2041	222,218	0.0
38,531 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	2,171	0.0
4,286,619 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	662,504	0.0
4,243,369 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	899,900	0.1
330,033	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	296,508	0.0
321,183	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	282,817	0.0
147,147	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	126,904	0.0
110,102	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	94,747	0.0
3,476,403	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	3,221,471	0.2
3,729,358 (3)(6)	Ginnie Mae 2014-3 SU, 0.597%, (-1.000*TSFR1M + 5.936%), 07/20/2039	282,268	0.0
4,762,618 (3)(6)	Ginnie Mae 2014-55 MS, 0.757%, (-1.000*TSFR1M + 6.086%), 04/16/2044	384,579	0.0
3,426,767 (3)(6)	Ginnie Mae 2014-56 SP, 0.757%, (-1.000*TSFR1M + 6.086%), 12/16/2039	202,823	0.0
4,216,781 (3)(6)	Ginnie Mae 2014-58 CS, 0.157%, (-1.000*TSFR1M + 5.486%), 04/16/2044	187,612	0.0
5,382,464 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	962,374	0.1
2,122,076 (3)(6)	Ginnie Mae 2014-99 S, 0.147%, (-1.000*TSFR1M + 5.486%), 06/20/2044	161,420	0.0
1,040,769	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	936,920	0.1
1,215,293	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,093,745	0.1
23,712,640 (3)(6)	Ginnie Mae 2019-143 SC, 0.597%, (-1.000*TSFR1M + 5.936%), 04/20/2046	2,329,558	0.1
24,473,541 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,871,298	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,125,002 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	$1,270,016	0.1
11,215,067 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,591,832	0.1
151,680 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	139,149	0.0
879,117 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	873,561	0.0
1,331	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,321	0.0
30,690 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 5.893%, (TSFR1M + 0.554%), 05/19/2035	28,531	0.0
67,009 (3)	HomeBanc Mortgage Trust 2004-1 2A, 6.320%, (TSFR1M + 0.974%), 08/25/2029	63,941	0.0
1,449,821 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.880%, (TSFR1M + 0.534%), 02/25/2046	991,500	0.1
1,104,420 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	1,083,899	0.1
3,404 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.643%, 02/25/2035	3,113	0.0
33,094 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 5.514%, 07/25/2035	32,117	0.0
909,885 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	800,337	0.0
1,375,000 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.586%, 06/25/2048	1,205,760	0.1
1,374,934 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.586%, 06/25/2048	1,203,685	0.1
1,700,297 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.586%, 06/25/2048	1,492,070	0.1
1,807,582 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.421%, 03/25/2050	1,513,634	0.1
1,304,522 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.501%, 03/25/2051	1,101,007	0.1
1,731,555 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.501%, 03/25/2051	1,468,299	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,416,016 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 1.160%, (-1.000*TSFR1M + 6.506%), 01/25/2037	$581,487	0.0
24,230 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.637%, 05/25/2033	23,009	0.0
10,442 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 5.960%, (TSFR1M + 0.614%), 11/25/2035	9,657	0.0
2,000,000 (3)	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 7.260%, (TSFR1M + 1.914%), 09/25/2035	1,999,787	0.1
2,369,351 (1)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.199%, 03/25/2054	2,487,011	0.1
1,071,566 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,021,063	0.1
10,161 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	9,817	0.0
2,900,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 8.685%, (SOFR30A + 3.350%), 04/25/2034	2,959,848	0.1
914,639,951 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	3,715,953	0.2
299,547	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	251,202	0.0
1,055	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,020	0.0
1,382,947	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,315,526	0.1
606,145	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	522,377	0.0
795,419	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	680,540	0.0
632,781	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	537,732	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
640,485	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$549,513	0.0
817,045	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	700,465	0.0
168,514	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	144,193	0.0
16,666 (3)	Sequoia Mortgage Trust 2003-4 2A1, 6.153%, (TSFR1M + 0.814%), 07/20/2033	16,042	0.0
8,200 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.597%, 04/20/2035	8,047	0.0
523,718 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.757%, 05/25/2045	439,528	0.0
774,636 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.725%, 07/25/2045	555,978	0.0
85,860 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	78,425	0.0
1,898,260 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.315%, 04/25/2050	1,578,052	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	593,715	0.0
426,541 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.985%, 04/25/2035	380,390	0.0
22,938 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.825%, 08/25/2035	19,259	0.0
60,101 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 5.953%, (TSFR1M + 0.614%), 07/19/2035	58,227	0.0
47,195 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 5.953%, (TSFR1M + 0.614%), 07/19/2035	43,930	0.0
99,520 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.404%, 10/25/2046	91,348	0.0
5,931,478 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.235%, (SOFR30A + 2.900%), 02/25/2034	5,992,084	0.3

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,189,106 (1)(3)	Verus Securitization Trust 2021-4 A1, 0.938%, 07/25/2066	$964,851	0.1
2,944 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR2 A, 4.448%, (ECOFC + 1.250%), 02/27/2034	2,743	0.0
10,196 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 6.553%, (12MTA + 1.400%), 08/25/2042	9,552	0.0
15,458 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 6.100%, (TSFR1M + 0.754%), 01/25/2045	14,668	0.0
28,022,093 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	27,900	0.0
383,438 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.478%, 10/25/2036	337,909	0.0
353,505 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.796%, 10/25/2036	308,810	0.0
638,522 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.355%, 12/25/2036	541,646	0.0
186,011 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 6.201%, (12MTA + 1.048%), 07/25/2046	156,308	0.0
1,313,691 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.394%, 08/25/2046	1,132,066	0.1
1,162,252 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY7 2A2, 3.973%, 07/25/2037	966,340	0.1
652,527 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 6.440%, (TSFR1M + 1.094%), 10/25/2045	612,201	0.0
1,119,189 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 5.660%, (TSFR1M + 0.314%), 12/25/2036	531,624	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
121,887	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$106,582	0.0
650,252 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.890%, (TSFR1M + 0.544%), 06/25/2037	527,283	0.0
42,613 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.154%, 05/25/2035	42,692	0.0
128,734 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.170%, 04/25/2036	119,502	0.0
518,718 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	463,379	0.0

	Total Collateralized Mortgage Obligations (Cost $348,838,618)	305,759,200	13.5

ASSET-BACKED SECURITIES: 12.1%
	Automobile Asset-Backed Securities: 0.3%
1,750,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	1,748,251	0.1
2,050,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	2,041,499	0.1
312,783 (1)	GLS Auto Receivables Issuer Trust 2021-4A C, 1.940%, 10/15/2027	308,219	0.0
2,750,000 (1)	GM Financial Revolving Receivables Trust 2024-1 A, 4.980%, 12/11/2036	2,743,319	0.1
		6,841,288	0.3

	Home Equity Asset-Backed Securities: 0.0%
1,000,055 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	768,165	0.0
8,093 (3)	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 6.375%, (TSFR1M + 1.029%), 03/25/2035	8,079	0.0
39,110 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 4.284%, (TSFR1M + 0.994%), 08/25/2033	35,201	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
513,357 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$505,990	0.0
		1,317,435	0.0

	Other Asset-Backed Securities: 11.0%
2,000,000 (1)(3)	AGL CLO 12 Ltd. 2021-12A C, 7.436%, (TSFR3M + 2.112%), 07/20/2034	2,004,520	0.1
2,353,905 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
5,670,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.679%, (TSFR3M + 1.350%), 04/15/2035	5,674,253	0.3
3,982,298 (1)(3)	Apidos Clo Xxv 2016-25A A1R2, 6.475%, (TSFR3M + 1.150%), 10/20/2031	3,984,086	0.2
4,000,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 6.443%, (TSFR3M + 1.100%), 01/20/2033	4,003,000	0.2
2,000,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.793%, (TSFR1M + 1.464%), 11/15/2036	1,996,014	0.1
2,740,000 (1)(3)	ARES LII CLO Ltd. 2019-52A A1R, 6.636%, (TSFR3M + 1.312%), 04/22/2031	2,743,987	0.1
3,470,000 (1)(3)	Barings CLO Ltd. 2017-1A A2, 6.939%, (TSFR3M + 1.612%), 07/18/2029	3,475,909	0.2
4,393,000 (1)(3)	Barings CLO Ltd. 2018-3A A2, 6.886%, (TSFR3M + 1.562%), 07/20/2029	4,394,296	0.2
696,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	620,336	0.0
346,860 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.148%, 10/25/2036	343,877	0.0
5,300,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.505%, (TSFR3M + 1.180%), 01/15/2033	5,299,316	0.2
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 7.040%, (TSFR3M + 1.712%), 10/15/2034	1,952,962	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,280,074 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 6.522%, (TSFR3M + 1.200%), 11/15/2030	$5,283,939	0.2
1,450,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	1,440,278	0.1
5,000,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A C, 7.588%, (TSFR3M + 2.262%), 04/19/2034	4,968,225	0.2
2,308,875 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	2,193,704	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.756%, (TSFR3M + 1.432%), 07/20/2034	3,491,134	0.2
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.586%, (TSFR3M + 2.262%), 07/20/2034	3,003,654	0.1
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 8.089%, (TSFR3M + 2.762%), 07/16/2032	1,738,784	0.1
1,082,752 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 6.549%, (TSFR3M + 1.232%), 04/17/2031	1,083,429	0.0
2,400,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.709%, (TSFR3M + 1.392%), 04/17/2031	2,401,591	0.1
6,650,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 6.545%, (TSFR3M + 1.220%), 07/20/2032	6,662,768	0.3
5,500,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2016-1A BR2, 7.636%, (TSFR3M + 2.312%), 04/20/2034	5,508,943	0.2
3,250,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.588%, (TSFR3M + 2.262%), 07/23/2034	3,256,269	0.1
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 7.029%, (TSFR3M + 1.712%), 10/17/2034	3,004,071	0.1
28,520 (3)	Chase Funding Trust Series 2002-4 2A1, 6.200%, (TSFR1M + 0.854%), 10/25/2032	27,907	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
106,708 (3)	Chase Funding Trust Series 2003-5 2A2, 6.060%, (TSFR1M + 0.714%), 07/25/2033	$104,226	0.0
1,613,929 (1)(3)	CIFC Funding Ltd. 2018-2A A1, 6.626%, (TSFR3M + 1.302%), 04/20/2031	1,616,663	0.1
917,854 (1)	CLI Funding VIII LLC 2022-1A A, 2.720%, 01/18/2047	820,015	0.0
5,650,000 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.462%, (TSFR3M + 1.130%), 10/15/2031	5,651,424	0.2
904,875 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	858,951	0.0
476,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	461,464	0.0
288,000 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	263,069	0.0
1,326,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,291,671	0.1
918,123 (1)(3)	Dryden 38 Senior Loan Fund 2015-38A ARR, 6.479%, (TSFR3M + 1.150%), 07/15/2030	918,825	0.0
2,374,416 (1)(3)	FS Rialto 2021-FL3 A, 6.693%, (TSFR1M + 1.364%), 11/16/2036	2,364,258	0.1
5,110,000 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 6.497%, (TSFR3M + 1.170%), 11/22/2031	5,112,780	0.2
95,662 (3)	GSAMP Trust 2007-FM1 A2A, 5.530%, (TSFR1M + 0.184%), 12/25/2036	45,236	0.0
754,653 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	697,673	0.0
493,490 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.033%, (SOFR30A + 1.700%), 04/20/2037	494,065	0.0
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.836%, (TSFR3M + 1.512%), 01/20/2031	10,005,120	0.4
2,050,000 (1)(3)	LCM 30 Ltd. 30A AR, 6.666%, (TSFR3M + 1.342%), 04/20/2031	2,051,781	0.1
2,450,000 (1)(3)	LCM 30 Ltd. 30A CR, 7.586%, (TSFR3M + 2.262%), 04/20/2031	2,403,315	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
57,732 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 6.020%, (TSFR1M + 0.674%), 10/25/2034	$55,381	0.0
2,090,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.588%, (TSFR3M + 2.262%), 04/19/2033	2,099,296	0.1
1,650,000 (1)(3)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.990%, (TSFR3M + 1.662%), 10/15/2032	1,650,835	0.1
3,480,387 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 6.479%, (TSFR3M + 1.150%), 10/15/2031	3,482,998	0.2
8,230,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 6.690%, (TSFR3M + 1.362%), 07/15/2034	8,234,930	0.4
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 6.896%, (TSFR1M + 1.564%), 10/16/2036	3,491,479	0.2
1,070,294 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	986,640	0.0
328,636 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	287,595	0.0
1,239,538 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	1,157,294	0.1
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 6.733%, (TSFR3M + 1.400%), 07/22/2038	2,351,763	0.1
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A A1R, 6.626%, (TSFR3M + 1.302%), 07/20/2032	1,450,976	0.1
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, (TSFR3M + 1.400%), 07/20/2037	1,451,088	0.1
5,050,000 (1)(3)	OCP CLO Ltd. 2021-21A C, 7.486%, (TSFR3M + 2.162%), 07/20/2034	5,053,757	0.2
3,655,000 (1)(3)	Octagon Investment Partners 29 Ltd. 2016-1A A1R2, 6.741%, (TSFR3M + 1.420%), 07/18/2037	3,657,741	0.2
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.938%, (TSFR3M + 1.612%), 07/19/2030	4,002,164	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,500,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	$1,501,271	0.1
1,800,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.488%, (TSFR3M + 2.162%), 07/19/2035	1,803,065	0.1
4,000,000 (1)(3)	Palmer Square CLO Ltd. 2013-2A BR3, 7.429%, (TSFR3M + 2.112%), 10/17/2031	4,004,972	0.2
7,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-2A C, 7.390%, (TSFR3M + 2.062%), 07/15/2034	7,008,043	0.3
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.990%, (TSFR3M + 1.662%), 01/15/2035	2,001,250	0.1
95,759 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.416%, 01/25/2036	94,445	0.0
2,450,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.486%, (TSFR3M + 2.162%), 04/20/2034	2,454,454	0.1
49,908 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 5.620%, (TSFR1M + 0.274%), 11/25/2036	13,022	0.0
1,490,583 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,417,540	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.885%, (TSFR3M + 2.562%), 04/25/2034	2,602,340	0.1
2,800,000 (1)(3)	Sound Point CLO XXVI Ltd. 2020-1A C1R, 7.786%, (TSFR3M + 2.462%), 07/20/2034	2,802,433	0.1
7,210,000 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 6.604%, (TSFR3M + 1.280%), 01/25/2032	7,221,226	0.3
1,733,051 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,630,478	0.1
4,270,000 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 6.523%, (TSFR3M + 1.200%), 10/15/2031	4,273,954	0.2
4,810,000 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 6.437%, (TSFR3M + 1.100%), 01/16/2032	4,813,608	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
8,200,000 (1)(3)	Symphony CLO XXV Ltd. 2021-25A C, 7.638%, (TSFR3M + 2.312%), 04/19/2034	$8,221,279	0.4
2,210,625 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	1,814,681	0.1
6,000,000 (1)(3)	TCW CLO Ltd. 2020-1A CRR, 7.636%, (TSFR3M + 2.312%), 04/20/2034	6,011,268	0.3
7,100,000 (1)(3)	TCW CLO Ltd. 2023-1A C, 8.825%, (TSFR3M + 3.500%), 04/28/2036	7,151,177	0.3
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.090%, (TSFR3M + 2.762%), 04/15/2035	7,011,508	0.3
7,210,000 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 6.575%, (TSFR3M + 1.250%), 07/20/2031	7,218,760	0.3
7,000,000 (1)(3)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.785%, (TSFR3M + 1.462%), 01/25/2035	7,002,723	0.3
1,013,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	892,602	0.0
60,062	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	59,271	0.0
3,980,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.590%, (TSFR3M + 1.250%), 07/15/2032	3,981,309	0.2
		248,138,404	11.0

	Student Loan Asset-Backed Securities: 0.8%
338,457 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	313,218	0.0
294,071 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	258,399	0.0
242,901 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	224,309	0.0
1,505,851 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,436,946	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,350,659	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	$1,433,184	0.1
567,963 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	541,988	0.0
1,951,531 (1)	SMB Private Education Loan Trust 2024-A A1A, 5.240%, 03/15/2056	1,946,468	0.1
554,957 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	506,210	0.0
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,014,667	0.1
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,917,697	0.1
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,590,104	0.2
372,825 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	362,854	0.0
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	914,448	0.0
		17,811,151	0.8
	Total Asset-Backed Securities (Cost $276,329,784)	274,108,278	12.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.2%
1,971,929 (1)(3)	AREIT LLC 2023-CRE8 A, 7.441%, (TSFR1M + 2.112%), 08/17/2041	1,979,917	0.1
11,828,490 (3)(6)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	403,882	0.0
50,003,861 (3)(6)	BANK 2019-BN19 XA, 1.072%, 08/15/2061	1,850,648	0.1
450,000	BANK5 Trust 2024-5YR6 A3, 6.225%, 05/15/2057	465,409	0.0
22,800,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	122,519	0.0
26,514,393 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.160%, 08/15/2052	1,058,537	0.0
18,626,398 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	664,910	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022-BIG B, 7.070%, (TSFR1M + 1.741%), 02/15/2039	$1,678,539	0.1
2,500,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 C, 7.220%, (TSFR1M + 1.891%), 03/15/2041	2,486,418	0.1
3,537,000 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,587,991	0.1
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.445%, 05/25/2052	1,037,829	0.0
1,000,000 (1)(3)	BOCA Commercial Mortgage Trust 2022-BOCA A, 7.098%, (TSFR1M + 1.770%), 05/15/2039	1,000,233	0.0
383,131 (1)(3)	BX 2021-MFM1 D, 6.943%, (TSFR1M + 1.614%), 01/15/2034	377,511	0.0
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	2,884,311	0.1
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	1,002,219	0.0
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.970%, (TSFR1M + 1.641%), 05/15/2041	999,276	0.0
2,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 8.019%, (TSFR1M + 2.690%), 02/15/2039	1,988,001	0.1
2,397,456 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 7.270%, (TSFR1M + 1.941%), 03/15/2041	2,381,654	0.1
1,000,000 (1)(3)	BX Trust 2023-DELC A, 8.019%, (TSFR1M + 2.690%), 05/15/2038	1,004,701	0.0
1,500,000 (1)(3)	BX Trust 2024-BIO B, 7.270%, (TSFR1M + 1.941%), 02/15/2041	1,494,632	0.1
16,048,983 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.478%, 08/10/2049	284,542	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,433,501	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,604,701 (3)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.006%, 09/15/2050	$733,278	0.0
46,045,168 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.826%, 06/10/2051	1,029,897	0.0
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	842,081	0.0
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	1,623,954	0.1
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	580,883	0.0
1,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.485%, 10/10/2048	1,412,659	0.1
65,407,625 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.779%, 02/10/2049	480,321	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,352,454	0.1
3,906,000 (1)(3)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	3,719,555	0.2
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.041%, 11/15/2051	448,848	0.0
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,004,155	0.1
10,157,286	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,331,277	0.1
2,300,000 (1)(8)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	1,468,639	0.1
65,784,980 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	155,601	0.0
7,380,000 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	26,188	0.0
4,158,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	3,298,944	0.1
4,451,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.000%, 11/27/2050	3,652,457	0.2
2,598,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,819,054	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,723,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	$1,686,542	0.1
1,756,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,618,055	0.1
1,724,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,675,954	0.1
1,388,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	1,341,672	0.1
1,755,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,596,186	0.1
2,845,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.393%, 09/27/2051	2,246,183	0.1
2,164,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	2,060,704	0.1
2,631,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,487,999	0.1
1,140,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.007%, 09/27/2051	1,045,362	0.0
1,817,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,214,829	0.1
2,163,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	2,048,284	0.1
2,140,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,898,386	0.1
2,500,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 8.219%, (TSFR1M + 2.890%), 03/15/2039	2,506,964	0.1
8,996,146 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.871%, 06/10/2047	7,276	0.0
98,184,660 (3)(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.933%, 09/10/2052	3,422,418	0.2
2,000,000 (1)(3)	HILT COMMERCIAL MORTGAGE TRUST 2024-ORL A, 6.870%, (TSFR1M + 1.541%), 05/15/2037	1,998,354	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,745,625 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.706%, 12/15/2049	$377,872	0.0
2,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C25 B, 4.347%, 11/15/2047	1,830,196	0.1
1,735,095 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.048%, 10/15/2048	5,308	0.0
3,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 C, 4.326%, 05/15/2048	2,760,056	0.1
688,079 (1)(3)	Life Mortgage Trust 2021-BMR F, 7.793%, (TSFR1M + 2.464%), 03/15/2038	660,978	0.0
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.624%, (TSFR1M + 1.295%), 05/15/2039	4,917,239	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 6.920%, (TSFR1M + 1.592%), 05/15/2041	1,244,460	0.1
1,377,390 (1)(3)	Med Trust 2021-MDLN D, 7.443%, (TSFR1M + 2.114%), 11/15/2038	1,378,120	0.1
5,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 7.076%, (TSFR1M + 1.737%), 03/19/2039	5,015,507	0.2
4,850,000 (1)(3)	PFP Ltd. 2023-10 A, 7.694%, (TSFR1M + 2.365%), 09/16/2038	4,880,509	0.2
1,350,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	1,174,212	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	995,476	0.0
420,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	357,784	0.0
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	420,608	0.0
2,370,000 (1)(3)	SMRT 2022-MINI D, 7.279%, (TSFR1M + 1.950%), 01/15/2039	2,326,277	0.1
20,928,070 (3)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.152%, 12/15/2047	38,203	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,164,694	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	$1,137,435	0.1
2,500,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	2,343,709	0.1
24,550,207 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.644%, 04/15/2054	1,703,561	0.1

	Total Commercial Mortgage-Backed Securities (Cost $117,149,930)	117,590,103	5.2

U.S. TREASURY OBLIGATIONS: 3.4%
	United States Treasury Bonds: 1.5%
17,000	1.250%, 05/15/2050	8,429	0.0
920,000	1.375%, 11/15/2040	580,858	0.0
77,000	1.625%, 11/15/2050	42,171	0.0
100	2.000%, 11/15/2041	69	0.0
3,046,300	2.875%, 05/15/2052	2,233,200	0.1
4,011,100	3.250%, 05/15/2042	3,336,655	0.1
16,090,100	4.250%, 02/15/2054	15,324,563	0.7
12,680,600 (2)	4.625%, 05/15/2044	12,658,805	0.6
		34,184,750	1.5
	United States Treasury Notes: 1.9%
170,000	0.875%, 06/30/2026	157,728	0.0
1,757,900	1.250%, 11/30/2026	1,623,757	0.1
8,250,800	1.250%, 09/30/2028	7,251,680	0.3
139,400	1.500%, 01/31/2027	129,029	0.0
1,600,500	1.500%, 11/30/2028	1,416,630	0.1
54,300	2.750%, 04/30/2027	51,740	0.0
1,315,300	2.750%, 08/15/2032	1,170,643	0.1
17,000,000	4.250%, 06/30/2029	16,930,274	0.7
4,318,400	4.375%, 05/15/2034	4,320,087	0.2
156,800 (2)	4.500%, 05/31/2029	157,890	0.0
10,083,000	4.625%, 06/15/2027	10,112,540	0.4
404,000	4.875%, 05/31/2026	404,852	0.0
		43,726,850	1.9

	Total U.S. Treasury Obligations (Cost $80,217,417)	77,911,600	3.4
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	522,757	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	217,899	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	354,824	0.0
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California: (continued)
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	$207,909	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	329,726	0.0
		1,633,115	0.1
	Total Municipal Bonds (Cost $1,500,000)	1,633,115	0.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 14.1%
	Affiliated Investment Companies: 14.1%
6,042,196	Voya VACS Series EMCD Fund	51,781,616	2.3
9,498,587	Voya VACS Series EMHCD Fund	98,880,294	4.4
6,720,627	Voya VACS Series HYB Fund	68,415,985	3.0
9,494,347	Voya VACS Series SC Fund	98,931,095	4.4
		318,008,990	14.1
	Total Mutual Funds (Cost $314,701,820)	318,008,990	14.1

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options (Cost $891,683)	514,907	0.0
	Total Long-Term Investments (Cost $2,232,562,560)	2,147,465,857	94.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Commercial Paper: 5.1%
18,000,000	Barton Capital, 16.010%, 07/01/2024	17,991,999	0.8
40,000,000	Concord Minutemen Capital Co. LLC, 10.900%, 07/02/2024	39,976,197	1.8
22,700,000	Duke Energy Co., 16.550%, 07/01/2024	22,689,739	1.0
20,000,000	Johnson Controls International plc, 16.430%, 07/01/2024	19,991,026	0.9
13,425,000	Jupiter Securitization, 15.850%, 07/01/2024	13,419,093	0.6
	Total Commercial Paper (Cost $114,119,053)	114,068,054	5.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.0%
7,285,305 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $7,288,556, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,431,011, due 08/08/24-04/20/74)	$7,285,305	0.3
1,813,013 (10)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,813,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,849,273, due 04/30/27-04/20/72)	1,813,013	0.1
7,285,305 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $7,288,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $7,431,013, due 01/15/25-11/01/53)	7,285,305	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,000,000 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $7,003,136, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $7,126,348, due 10/15/25-02/15/53)	$7,000,000	0.3
	Total Repurchase Agreements (Cost $23,383,623)	23,383,623	1.0

	Time Deposits: 0.3%
740,000 (10)	BNP Paribas SA, 5.290%, 07/01/2024	740,000	0.1
740,000 (10)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	740,000	0.1
740,000 (10)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	740,000	0.1
690,000 (10)	DZ Bank AG, 5.300%, 07/01/2024	690,000	0.0
720,000 (10)	HSBC Bank PLC, 5.380%, 07/01/2024	720,000	0.0
630,000 (10)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	630,000	0.0
710,000 (10)	Mizuho Bank Ltd., 5.320%, 07/01/2024	710,000	0.0
740,000 (10)	Royal Bank of Canada, 5.320%, 07/01/2024	740,000	0.0
720,000 (10)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	720,000	0.0
670,000 (10)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	670,000	0.0
	Total Time Deposits (Cost $7,100,000)	7,100,000	0.3

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
5,123,000 (11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $5,123,000)	$5,123,000	0.2
	Total Short-Term Investments (Cost $149,725,676)	$149,674,677	6.6
	Total Investments in Securities (Cost $2,382,288,236)	$2,297,140,534	101.5
	Liabilities in Excess of Other Assets	(35,324,958)	(1.5)
	Net Assets	$2,261,815,576	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$601,830,192	$—	$601,830,192
U.S. Government Agency Obligations	—	450,109,472	—	450,109,472
Mutual Funds	318,008,990	—	—	318,008,990
Collateralized Mortgage Obligations	—	305,759,200	—	305,759,200
Asset-Backed Securities	—	274,108,278	—	274,108,278
Commercial Mortgage-Backed Securities	—	117,590,103	—	117,590,103
U.S. Treasury Obligations	—	77,911,600	—	77,911,600
Municipal Bonds	—	1,633,115	—	1,633,115
Purchased Options	42,891	472,016	—	514,907
Short-Term Investments	5,123,000	144,551,677	—	149,674,677
Total Investments, at fair value	$323,174,881	$1,973,965,653	$—	$2,297,140,534
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	1,672,826	—	1,672,826
Centrally Cleared Interest Rate Swaps	—	160,053	—	160,053
Forward Foreign Currency Contracts	—	1,492	—	1,492
Forward Premium Swaptions	—	1,243,795	—	1,243,795
Futures	797,878	—	—	797,878
Total Assets	$323,972,759	$1,977,043,819	$—	$2,301,016,578
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(1,444,293)	$—	$(1,444,293)
Centrally Cleared Interest Rate Swaps	—	(392,257)	—	(392,257)
Forward Foreign Currency Contracts	—	(6,385)	—	(6,385)
Forward Premium Swaptions	—	(77,481)	—	(77,481)
Futures	(541,210)	—	—	(541,210)
OTC volatility swaps	—	(196,679)	—	(196,679)
Written Options	(94,719)	(844,378)	—	(939,097)
Total Liabilities	$(635,929)	$(2,961,473)	$—	$(3,597,402)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	6/30/2024	Income	(Losses)	Distributions
Voya VACS Series EMCD Fund	$50,025,107	$1,515,098	$—	$241,411	$51,781,616	$1,546,978	$—	$—
Voya VACS Series EMHCD Fund	95,931,889	3,118,346	—	(169,941)	98,880,294	3,142,185	—	—
Voya VACS Series HYB Fund	71,503,754	2,750,182	(4,916,415)	(921,536)	68,415,985	2,750,375	83,581	—
Voya VACS Series SC Fund	121,814,000	—	(24,131,800)	1,248,895	98,931,095	2,761,127	868,186	—
	$339,274,750	$7,383,626	$(29,048,215)	$398,829	$318,008,990	$10,200,665	$951,767	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	500,516	EUR	465,262	Morgan Stanley Capital Services LLC	08/02/24	$1,492
EUR	465,262	USD	505,329	Morgan Stanley Capital Services LLC	08/02/24	(6,305)
EUR	38,090	USD	40,934	UBS AG	08/02/24	(80)
						$(4,893)

At June 30, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	737	09/30/24	$150,509,219	$(165,359)
U.S. Treasury 5-Year Note	18	09/30/24	1,918,406	(1,241)
U.S. Treasury 10-Year Note	625	09/19/24	68,740,234	(374,610)
U.S. Treasury Long Bond	389	09/19/24	46,023,563	233,957
U.S. Treasury Ultra Long Bond	1,075	09/19/24	134,744,531	543,782
			$401,935,953	$236,529
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(239)	09/19/24	(27,133,969)	20,139
			$(27,133,969)	$20,139

At June 30, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index Series 33, Version 14	Buy	(5.000)	12/20/24	USD	27,668,610	$(498,652)	$1,672,826
CDX North American High Yield Index Series 40, Version 2	Buy	(5.000)	06/20/28	USD	45,540,000	(2,856,534)	(1,444,293)
						$(3,355,186)	$228,533

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.990%	Monthly	06/25/27	MXN	93,057,000	$12,146	$12,146
Pay	28-day MXN TIIE-BANXICO	Monthly	9.000	Monthly	08/14/28	MXN	144,762,000	(176,139)	(176,139)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.860	Monthly	08/09/28	MXN	146,106,000	(216,118)	(216,118)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	116,682,600	147,907	147,907
								$(232,204)	$(232,204)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	46,000	$(20,129)	$(20,129)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	31,000	(22,123)	(22,123)
Receive	GBP vs. USD Spot Exchange Rate	6.625%	BNP Paribas	09/17/24	USD	23,000	(11,594)	(11,594)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	Deutsche Bank AG	09/13/24	USD	46,000	(20,721)	(20,721)
Receive	GBP vs. USD Spot Exchange Rate	6.600%	Deutsche Bank AG	09/17/24	USD	23,000	(11,026)	(11,026)
Receive	USD vs. CAD Spot Exchange Rate	5.250%	Goldman Sachs International	09/19/24	USD	46,000	(19,773)	(19,773)
Receive	GBP vs. USD Spot Exchange Rate	6.525%	Goldman Sachs International	09/17/24	USD	23,000	(9,322)	(9,322)
Receive	GBP vs. USD Spot Exchange Rate	6.675%	Goldman Sachs International	09/19/24	USD	93,000	(47,083)	(47,083)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	31,000	(22,124)	(22,124)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	47,000	(12,784)	(12,784)
							$(196,679)	$(196,679)

(1)       Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise	Number of
Description	Put/Call	Date	Price	Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	267	EUR	64,537,237	$36,510	$21,445
3-Month Euribor	Call	12/16/24	97.38 EUR	267	EUR	64,537,238	72,666	21,446
							$109,176	$42,891

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise	Number of	Notional		Premiums
Description	Put/Call	Date	Price	Contracts	Amount		Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	267	EUR	64,537,237	$71,961	$(80,422)
3-Month Euribor	Call	12/16/24	97.63 EUR	267	EUR	64,537,238	43,035	(14,297)
							$114,996	$(94,719)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	6,000,500	$297,625	$800
						$297,625	$800

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.630%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	$143,290	$126,044
Put on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	4.130%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	147,216	142,970
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	194,376	202,202
								$484,882	$471,216

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	$331,236	$(304,668)
Put on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	331,236	(335,910)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	120,828	(126,082)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	73,548	(77,718)
								$856,848	$(844,378)

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration (4)	(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$317,451
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	505,529
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	420,815
								$(9,390,078)	$1,243,795

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/		Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)		Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration	(4)	(Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	18,752,000	$512,103		$(77,481)
								$512,103		$(77,481)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$800
Interest rate contracts	Investments in securities at value*	514,107
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,492
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,243,795
Interest rate contracts	Variation margin receivable on futures contracts**	797,878
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,672,826
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	160,053
Total Asset Derivatives		$4,390,951
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,385
Interest rate contracts	Unrealized depreciation on forward premium swaptions	77,481
Interest rate contracts	Variation margin payable on futures contracts**	541,210
Credit contracts	Variation margin payable on centrally cleared swaps**	1,444,293
Interest rate contracts	Variation margin payable on centrally cleared swaps**	392,257
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	196,679
Interest rate contracts	Written options, at fair value	939,097
Total Liability Derivatives		$3,597,402

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(1,850,551)	$—	$(1,850,551)
Equity contracts	—	—	(120,945)	—	—	(120,945)
Foreign exchange contracts	—	(15,109)	—	—	—	(15,109)
Interest rate contracts	(727,907)	—	200,744	(2,696,896)	2,106,478	(1,117,581)
Total	$(727,907)	$(15,109)	$79,799	$(4,547,447)	$2,106,478	$(3,104,186)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$383,282	$—	$383,282
Foreign exchange contracts	(18,812)	(14,687)	—	(196,679)	—	(230,177)
Interest rate contracts	1,639,508	—	(7,249,602)	(6,483)	180,985	(5,435,592)
Total	$1,620,696	$(14,687)	$(7,249,602)	$180,120	$180,985	$(5,282,487)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

						Morgan
				Goldman	Mizuho	Stanley	Standard
	Barclays Bank		Deutsche	Sachs	Capital	Capital	Chartered
	PLC	BNP Paribas	Bank AG	International	Markets LLC	Services LLC	Bank	UBS AG	Total
Assets:
Purchased options	$—	$800	$—	$202,202	$269,014	$—	$—	$—	$472,016
Forward foreign currency contracts	—	—	—	—	—	1,492	—	—	1,492
Forward premium swaptions	1,243,795	—	—	—	—	—	—	—	1,243,795
Total Assets	$1,243,795	$800	$—	$202,202	$269,014	$1,492	$—	$—	$1,717,303
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$6,305	$—	$80	$6,385
Forward premium swaptions	—	—	—	—	—	—	—	77,481	77,481
Volatility Swaps	—	53,846	31,747	76,178	—	—	22,124	12,784	196,679
Written options	—	—	—	203,800	640,578	—	—	—	844,378
Total Liabilities	$—	$53,846	$31,747	$279,978	$640,578	$6,305	$22,124	$90,345	$1,124,923
Net OTC derivative instruments by counterparty, at fair value	$1,243,795	$(53,046)	$(31,747)	$(77,776)	$(371,564)	$(4,813)	$(22,124)	$(90,345)	$592,380
Total collateral pledged by the Portfolio/(Received from counterparty)	$(1,243,795)	$—	$—	$—	$—	$4,813	$22,124	$—	$(1,216,858)
Net Exposure(1)(2)	$—	$(53,046)	$(31,747)	$(77,776)	$(371,564)	$—	$—	$(90,345)	$(624,478)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2024, the Portfolio had pledged $20,000 and $49,600, respectively, in cash collateral to Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. In addition, the Portfolio received $1,300,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,406,455,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,686,445
Gross Unrealized Depreciation	(115,601,454)
Net Unrealized Depreciation	$(108,915,009)

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 2.1%
645,935 (1)	Globalstar, Inc.	$723,447	0.2
603,760 (1)	Vimeo, Inc.	2,252,025	0.8
29,013 (1)	Yelp, Inc.	1,072,030	0.4
114,410 (1)	ZipRecruiter, Inc. - Class A	1,039,987	0.4
64,604 (1)	ZoomInfo Technologies, Inc.	824,993	0.3
		5,912,482	2.1

	Consumer Discretionary: 7.1%
37,389	Acushnet Holdings Corp.	2,373,454	0.8
111,793	Arko Corp.	700,942	0.3
64,232	Gentex Corp.	2,165,261	0.8
296,965 (1)	GrowGeneration Corp.	638,475	0.2
57,109	H&R Block, Inc.	3,097,021	1.1
46,516	International Game Technology PLC	951,717	0.3
49,523	Red Rock Resorts, Inc. - Class A	2,720,298	1.0
94,018	Steven Madden Ltd.	3,976,961	1.4
67,665 (1)	Tri Pointe Homes, Inc.	2,520,521	0.9
81,928 (1)	Udemy, Inc.	707,039	0.3
		19,851,689	7.1

	Consumer Staples: 3.1%
78,780 (1)	BellRing Brands, Inc.	4,501,489	1.6
184,624	Dole PLC	2,259,798	0.8
95,038	Primo Water Corp.	2,077,531	0.7
		8,838,818	3.1

	Energy: 6.2%
400,947 (1)	Clean Energy Fuels Corp.	1,070,528	0.4
245,040	Excelerate Energy, Inc. - Class A	4,518,538	1.6
79,530 (2)	HighPeak Energy, Inc.	1,118,192	0.4
109,791	Murphy Oil Corp.	4,527,781	1.6
246,308	Permian Resources Corp.	3,977,874	1.4
166,308	SFL Corp. Ltd.	2,308,355	0.8
		17,521,268	6.2

	Financials: 19.4%
26,102 (1)	Ambac Financial Group, Inc.	334,628	0.1
67,601	Arrow Financial Corp.	1,761,006	0.6
95,695	Associated Banc-Corp.	2,023,949	0.7
60,964	Atlantic Union Bankshares Corp.	2,002,667	0.7
115,573	BCB Bancorp, Inc.	1,228,541	0.4
63,306	Berkshire Hills Bancorp, Inc.	1,443,377	0.5
137,194	BGC Group, Inc. - Class A	1,138,710	0.4
150,369 (2)	Blackstone Mortgage Trust, Inc. - Class A	2,619,428	0.9
80,373	ConnectOne Bancorp, Inc.	1,518,246	0.5
110,407	CVB Financial Corp.	1,903,417	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
132,616	Eastern Bankshares, Inc.	$1,853,972	0.7
66,993	Farmers National Banc Corp.	836,743	0.3
325,710	First BanCorp/Puerto Rico	5,957,236	2.1
214,846 (1)	Genworth Financial, Inc. - Class A	1,297,670	0.5
48,398	Hancock Whitney Corp.	2,314,876	0.8
57,829	Hilltop Holdings, Inc.	1,808,891	0.7
14,728	International Bancshares Corp.	842,589	0.3
159,959	KKR Real Estate Finance Trust, Inc.	1,447,629	0.5
198,599	Ladder Capital Corp.	2,242,183	0.8
107,071 (1)	LendingClub Corp.	905,821	0.3
159,621 (1)	Marqeta, Inc. - Class A	874,723	0.3
162,996	MFA Financial, Inc.	1,734,277	0.6
47,124	NBT Bancorp, Inc.	1,818,986	0.7
40,664	Origin Bancorp, Inc.	1,289,862	0.5
91,109	Pacific Premier Bancorp, Inc.	2,092,774	0.8
72,789 (1)	Pagseguro Digital Ltd. - Class A	850,903	0.3
74,157 (1)	ProAssurance Corp.	906,199	0.3
66,790	Provident Financial Services, Inc.	958,436	0.3
305,846	Redwood Trust, Inc.	1,984,941	0.7
86,697	Simmons First National Corp. - Class A	1,524,133	0.6
55,462	United Community Banks, Inc.	1,412,062	0.5
195,802	Valley National Bancorp	1,366,698	0.5
115,394	WisdomTree, Inc.	1,143,555	0.4
63,044	XP, Inc. - Class A	1,108,944	0.4
		54,548,072	19.4

	Health Care: 11.1%
192,132 (1)	Alignment Healthcare, Inc.	1,502,472	0.5
189,567 (1)	Amicus Therapeutics, Inc.	1,880,505	0.7
16,633 (1)	Amphastar Pharmaceuticals, Inc.	665,320	0.2
70,594 (1)	Avanos Medical, Inc.	1,406,232	0.5
315,986 (1)	BioCryst Pharmaceuticals, Inc.	1,952,793	0.7
36,806	Bio-Techne Corp.	2,637,150	1.0
33,653	Bruker Corp.	2,147,398	0.8
782,553 (1)	Cerus Corp.	1,377,293	0.5
68,803	DENTSPLY SIRONA, Inc.	1,713,883	0.6
59,058 (1)	Elanco Animal Health, Inc.	852,207	0.3
29,823 (1)	Insmed, Inc.	1,998,141	0.7
176,671 (1)	MannKind Corp.	922,223	0.3
1,171,328 (1)(2)	OPKO Health, Inc.	1,464,160	0.5

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
125,071 (1)	Option Care Health, Inc.	$3,464,467	1.2
51,280 (1)	Orthofix Medical, Inc.	679,973	0.3
82,025	Patterson Cos., Inc.	1,978,443	0.7
103,162	QIAGEN N.V.	4,238,927	1.5
45,992 (1)	Rigel Pharmaceuticals, Inc.	378,054	0.1
		31,259,641	11.1

	Industrials: 12.9%
28,640	Allison Transmission Holdings, Inc.	2,173,776	0.8
24,696	Apogee Enterprises, Inc.	1,551,773	0.5
7,119	Armstrong World Industries, Inc.	806,156	0.3
24,908	Cadre Holdings, Inc.	835,912	0.3
165,389 (1)	CoreCivic, Inc.	2,146,749	0.8
25,321	Crane Holdings Co.	1,555,216	0.5
45,404 (2)	First Advantage Corp.	729,642	0.3
8,306	Franklin Electric Co., Inc.	800,034	0.3
187,812 (1)	GEO Group, Inc.	2,696,980	1.0
50,265	Hillenbrand, Inc.	2,011,605	0.7
17,469	Insperity, Inc.	1,593,348	0.6
30,184 (2)	Kennametal, Inc.	710,531	0.2
141,440 (1)	Legalzoom.com, Inc.	1,186,682	0.4
140,165 (1)	Manitowoc Co., Inc.	1,616,102	0.6
63,324	Marten Transport Ltd.	1,168,328	0.4
126,297	Mueller Water Products, Inc. - Class A	2,263,242	0.8
142,585 (1)	NOW, Inc.	1,957,692	0.7
38,921	nVent Electric PLC	2,981,738	1.1
440,332 (1)	Planet Labs PBC	819,018	0.3
67,428 (1)	Resideo Technologies, Inc.	1,318,892	0.5
65,947	REV Group, Inc.	1,641,421	0.6
107,273	Shyft Group, Inc.	1,272,258	0.4
54,051 (1)	Titan Machinery, Inc.	859,411	0.3
64,237	Wabash National Corp.	1,402,936	0.5
		36,099,442	12.9

	Information Technology: 16.5%
347,355 (1)	8x8, Inc.	771,128	0.3
120,145	A10 Networks, Inc.	1,664,008	0.6
80,298 (1)	ACI Worldwide, Inc.	3,178,998	1.1
37,800 (1)	Alkami Technology, Inc.	1,076,544	0.4
188,173 (1)	Box, Inc. - Class A	4,975,294	1.8
159,054	Clear Secure, Inc. - Class A	2,975,900	1.1
53,409 (1)	Cohu, Inc.	1,767,838	0.6
39,945	CSG Systems International, Inc.	1,644,536	0.6
24,662	CTS Corp.	1,248,637	0.4
116,385 (1)	Dropbox, Inc. - Class A	2,615,171	0.9
28,947	EVERTEC, Inc.	962,488	0.3
87,398 (1)	ExlService Holdings, Inc.	2,740,801	1.0
89,897 (1)	Knowles Corp.	1,551,622	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,445	Littelfuse, Inc.	$1,647,278	0.6
94,886 (1)	MaxLinear, Inc.	1,911,004	0.7
20,169 (1)	Nutanix, Inc. - Class A	1,146,608	0.4
5,933 (1)	PowerSchool Holdings, Inc. - Class A	132,840	0.0
539,968 (1)	Sabre Corp.	1,441,715	0.5
38,804	Sapiens International Corp. NV	1,316,620	0.5
106,517 (1)	Sprinklr, Inc. - Class A	1,024,693	0.4
35,761 (1)	Teradata Corp.	1,235,900	0.4
25,440 (1)	Varonis Systems, Inc.	1,220,357	0.4
193,361 (1)	Viavi Solutions, Inc.	1,328,390	0.5
81,395 (1)	Weave Communications, Inc.	734,183	0.3
21,948 (1)	Workiva, Inc.	1,601,984	0.6
135,115 (1)	Yext, Inc.	722,865	0.3
96,248 (1)	Zeta Global Holdings Corp. - Class A	1,698,777	0.6
197,086 (1)	Zuora, Inc. - Class A	1,957,064	0.7
		46,293,243	16.5

	Materials: 4.2%
13,168	Balchem Corp.	2,027,213	0.7
89,619 (1)	Constellium SE	1,689,318	0.6
179,282	Element Solutions, Inc.	4,862,128	1.7
12,762	Minerals Technologies, Inc.	1,061,288	0.4
387,879 (1)	Rayonier Advanced Materials, Inc.	2,110,062	0.8
		11,750,009	4.2

	Real Estate: 11.8%
218,767	Acadia Realty Trust	3,920,305	1.4
172,991 (1)	Anywhere Real Estate, Inc.	572,600	0.2
254,525 (1)	Apartment Investment and Management Co. - Class A	2,110,012	0.8
150,280	Brandywine Realty Trust	673,254	0.2
193,457	DiamondRock Hospitality Co.	1,634,712	0.6
114,626	Empire State Realty Trust, Inc. - Class A	1,075,192	0.4
83,285	Essential Properties Realty Trust, Inc.	2,307,827	0.8
87,149 (2)	eXp World Holdings, Inc.	983,477	0.3
48,743	First Industrial Realty Trust, Inc.	2,315,780	0.8
77,343	Gladstone Land Corp.	1,058,826	0.4
346,514	Hudson Pacific Properties, Inc.	1,666,732	0.6
98,495	Kimco Realty Corp.	1,916,713	0.7
114,949	Omega Healthcare Investors, Inc.	3,937,003	1.4
56,780	Peakstone Realty Trust	601,868	0.2
33,753	Plymouth Industrial REIT, Inc.	721,639	0.3

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
111,529	Retail Opportunity Investments Corp.	$1,386,306	0.5
203,706	Sabra Health Care REIT, Inc.	3,137,072	1.1
222,855	Summit Hotel Properties, Inc.	1,334,901	0.5
288,657	Uniti Group, Inc.	842,878	0.3
32,127	Vornado Realty Trust	844,619	0.3
		33,041,716	11.8

	Utilities: 3.6%
136,764	Avista Corp.	4,733,402	1.7
121,261	Portland General Electric Co.	5,243,326	1.9
		9,976,728	3.6

	Total Common Stock (Cost $272,494,076)	275,093,108	98.0

EXCHANGE-TRADED FUNDS: 1.5%
20,387	iShares Russell 2000 ETF	4,136,318	1.5

	Total Exchange-Traded Funds (Cost $4,138,338)	4,136,318	1.5

	Total Long-Term Investments (Cost $276,632,414)	279,229,426	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 2.5%
1,696,931 (3)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,697,691, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $1,730,870, due 10/01/27-01/01/57)	1,696,931	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
409,339 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $409,522, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $417,526, due 08/08/24-04/20/74)	$409,339	0.1
1,696,931 (3)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,697,688, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,730,870, due 04/30/27-04/20/72)	1,696,931	0.6
1,696,931 (3)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,697,676, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $1,730,875, due 07/01/24-09/09/49)	1,696,931	0.6

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,600,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,600,717, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,628,880, due 10/15/25-02/15/53)	$1,600,000	0.6
	Total Repurchase Agreements (Cost $7,100,132)	7,100,132	2.5
	Total Short-Term Investments (Cost $7,100,132)	7,100,132	2.5
	Total Investments in Securities (Cost $283,732,546)	$286,329,558	102.0
	Liabilities in Excess of Other Assets	(5,490,743)	(2.0)
	Net Assets	$280,838,815	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$275,093,108	$—	$—	$275,093,108
Exchange-Traded Funds	4,136,318	—	—	4,136,318
Short-Term Investments	—	7,100,132	—	7,100,132
Total Investments, at fair value	$279,229,426	$7,100,132	$—	$286,329,558

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $305,884,518.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$19,096,452
Gross Unrealized Depreciation	(38,651,832)
Net Unrealized Depreciation	$(19,555,380)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024